Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Finding Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose
494414194			C	B	A	A	B	B	C	A	Closed	FPRO5405	2021-06-01 23:04	2021-06-10 16:27	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/01/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$500,000.00	CA	Investment	Refinance	Cash Out - Other
494414194			C	B	A	A	B	B	C	A	Closed	FCOM8844	2021-06-01 22:56	2021-06-03 21:19	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/03/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-06/01/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/03/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$500,000.00	CA	Investment	Refinance	Cash Out - Other
494417454			C	B	A	A	B	B	C	A	Closed	FPRO9939	2021-06-03 23:38	2021-06-10 16:29	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 5) - Due Diligence Vendor-06/03/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$548,000.00	CA	Investment	Refinance	Cash Out - Other
494417454			C	B	A	A	B	B	C	A	Closed	FCOM8844	2021-06-03 23:32	2021-06-05 02:28	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/05/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-06/03/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/05/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$548,000.00	CA	Investment	Refinance	Cash Out - Other
494417880			D	B	A	A	B	B	D	A	Closed	FPRO1244	2021-06-03 14:54	2021-06-10 16:37	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021 Open-CU score was not provided on DU approved loan. - Due Diligence Vendor-06/03/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021			"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$100,000.00	AZ	Investment	Refinance	Cash Out - Other
494417880			D	B	A	A	B	B	D	A	Closed	FCOM7646	2021-06-03 15:00	2021-06-03 19:25	Acknowledged	2 - Non-Material	B	B	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status
Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - Due Diligence Vendor-06/03/2021
Open-Final CD reflects portion of Cash-Out proceeds used to pay off consumer debt (P.190). - Due Diligence Vendor-06/03/2021
Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of ATR/QM: Status Pending - Due Diligence Vendor-06/03/2021
Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of ATR/QM: Status Pending - Due Diligence Vendor-06/03/2021
																								Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - Due Diligence Vendor-06/03/2021			"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$100,000.00	AZ	Investment	Refinance	Cash Out - Other
494411593			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-06-02 14:55	2021-06-10 16:34	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/02/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$300,000.00	CA	Investment	Purchase	NA
494416437			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$233,400.00	CA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494442777			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-06-03 14:26	2021-06-10 16:40	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021 Open-CU score was not provided on DU approved loan. - Due Diligence Vendor-06/03/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$246,750.00	FL	Investment	Purchase	NA
494428099			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$641,250.00	CA	Investment	Purchase	NA
494420189			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$222,500.00	AZ	Investment	Purchase	NA
494418764			C	B	C	A	B	B	C	A	Closed	FPRO9939	2021-06-03 19:39	2021-06-12 14:45	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/12/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 4) - Due Diligence Vendor-06/03/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/12/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$145,500.00	TN	Investment	Refinance	Cash Out - Other
494418764			C	B	C	A	B	B	C	A	Closed	FCRE1168	2021-06-07 15:29	2021-06-09 15:58	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Client provided supplemental hazard documentation showing carrier offers full replacement coverage up to $1M. - Due Diligence Vendor-06/09/2021
Resolved-Hazard Insurance Coverage Amount of $XXX is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $0. - Due Diligence Vendor-06/09/2021
Ready for Review-EOI and Property Coverage has been uploaded. Policy offers full replacement coverage up to $1M. - Seller-06/07/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXXX is less than all Subject Lien(s). - Due Diligence Vendor-06/03/2021
																							Ready for Review-EOI and Property Coverage has been uploaded. Policy offers full replacement coverage up to $1M. - Seller-06/07/2021	Resolved-Client provided supplemental hazard documentation showing carrier offers full replacement coverage up to $1M. - Due Diligence Vendor-06/09/2021 Resolved-Hazard Insurance Coverage Amount of $XXX is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $0. - Due Diligence Vendor-06/09/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$145,500.00	TN	Investment	Refinance	Cash Out - Other
494418764			C	B	C	A	B	B	C	A	Closed	FCOM8844	2021-06-03 19:34	2021-06-03 22:10	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/03/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-06/03/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/03/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$145,500.00	TN	Investment	Refinance	Cash Out - Other
494419183			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$400,000.00	MA	Investment	Refinance	Cash Out - Other
494442168			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$42,000.00	IL	Investment	Purchase	NA
494419686			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-06-04 17:20	2021-06-10 16:46	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.8) - Due Diligence Vendor-06/04/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$116,000.00	AL	Investment	Purchase	NA
494431735			C	B	C	A	B	B	C	A	Closed	FCRE1159	2021-06-08 19:14	2021-06-14 13:45	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date
Resolved-Hazard Insurance Effective Date of 05-XX-2020 is prior to or equal to the Disbursement Date of 04-XX-2021 Or Hazard Insurance Effective Date Is Not Provided.  Chain of coverage provided showing initial effective date of 05/XX/20 and prior to close. - Due Diligence Vendor-06/XX/2021
Ready for Review-Insurance Policy with accurate coverage has been received and uploaded. - Seller-06/XX/2021
Open-No existing Policy in file to validate effective dates of current policy at time of Origination. - Due Diligence Vendor-06/XX/2021
Open-Hazard Insurance Effective Date of 05-XX-2021 is after the Disbursement Date of 04-XX-2021 - Due Diligence Vendor-06/XX/2021
																							Ready for Review-Insurance Policy with accurate coverage has been received and uploaded. - Seller-06/08/2021	Resolved-Hazard Insurance Effective Date of 05-XX-2020 is prior to or equal to the Disbursement Date of 04-XX-2021 Or Hazard Insurance Effective Date Is Not Provided. Chain of coverage provided showing initial effective date of 05/XX/20 and prior to close. - Due Diligence Vendor-06/XX/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$169,400.00	OH	Investment	Refinance	Cash Out - Other
494431735			C	B	C	A	B	B	C	A	Closed	FPRO5405	2021-06-03 16:53	2021-06-10 19:12	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/03/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$169,400.00	OH	Investment	Refinance	Cash Out - Other
494431735			C	B	C	A	B	B	C	A	Closed	FCOM8844	2021-06-04 22:25	2021-06-05 01:52	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/04/2021 Open-Final CD shows that, after payoff of subject lien and non-subject HELOC, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-06/04/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/04/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$169,400.00	OH	Investment	Refinance	Cash Out - Other
494436635			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$128,000.00	NC	Investment	Purchase	NA
494434213			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$250,000.00	CA	Investment	Refinance	Cash Out - Other
494415823			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$192,000.00	CA	Investment	Refinance	Rate and Term
494425205			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$135,500.00	TX	Investment	Refinance	Rate and Term
494494211			B	B	A	A	B	B	A	A	Closed	FCOM7646	2021-06-08 00:48	2021-06-08 00:48	Acknowledged	2 - Non-Material	B	B	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status	Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - Due Diligence Vendor-06/08/2021 Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of QM: GSE Temporary QM - SH. Cash out letter in file states cash out funds used to purchase a vehicle. - Due Diligence Vendor-06/08/2021		Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - Due Diligence Vendor-06/08/2021			"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$166,000.00	OR	Investment	Refinance	Cash Out - Other
494416267			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$215,000.00	MD	Investment	Purchase	NA
494417871			C	B	A	A	B	B	C	A	Closed	FPRO5405	2021-06-02 20:26	2021-06-10 16:49	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/02/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021			"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$500,000.00	CA	Investment	Refinance	Cash Out - Other
494417871			C	B	A	A	B	B	C	A	Closed	FCOM7646	2021-06-08 01:03	2021-06-08 01:04	Acknowledged	2 - Non-Material	B	B	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status	Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - Due Diligence Vendor-06/08/2021 Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of QM: GSE Temporary QM - SH. Non-mortgage debt is being paid off with subject mortgage proceeds. - Due Diligence Vendor-06/08/2021		Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - Due Diligence Vendor-06/08/2021			"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$500,000.00	CA	Investment	Refinance	Cash Out - Other
494434744			B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-06-02 23:25	2021-06-08 01:15	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/07/2021 Open-Final CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-06/07/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/07/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$97,500.00	TX	Investment	Refinance	Cash Out - Other
494424751			D	B	D	A	D	B	A	A	Closed	FCOM8844	2021-06-03 03:17	2021-06-11 15:36	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/11/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-06/03/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/11/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$87,000.00	NC	Investment	Refinance	Cash Out - Other
494424751			D	B	D	A	D	B	A	A	Closed	FCRE7497	2021-06-08 19:56	2021-06-09 16:43	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Client provided mortgage statement for primary residence to show TI is part of the payment. - Due Diligence Vendor-06/09/2021 Ready for Review-Please see attached mortgage coupon showing that the payment include taxes in the amount of 215 and insurance in the amount of 142 Total payment is $1,771 - Seller-06/08/2021 Open-Verification of taxes and insurance for principal residence missing - Due Diligence Vendor-06/03/2021	Ready for Review-Please see attached mortgage coupon showing that the payment include taxes in the amount of 215 and insurance in the amount of 142 Total payment is $1,771 - Seller-06/08/2021	Resolved-Client provided mortgage statement for primary residence to show TI is part of the payment. - Due Diligence Vendor-06/09/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$87,000.00	NC	Investment	Refinance	Cash Out - Other
494424751			D	B	D	A	D	B	A	A	Closed	FCRE1159	2021-06-08 18:11	2021-06-09 16:41	Resolved	3 - Material	C	A	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date
Resolved-Hazard Insurance Effective Date of 05-XX-2020 is prior to or equal to the Disbursement Date of 04-XX-2021 Or Hazard Insurance Effective Date Is Not Provided - Due Diligence Vendor-06/XX/2021
Resolved-Hazard Insurance Effective Date of 05-XX-2020 is prior to or equal to the Disbursement Date of 04-XX-2021 Or Hazard Insurance Effective Date Is Not Provided - Due Diligence Vendor-06/XX/2021
Resolved-Client has vendor to cover any gaps insurance coverage and no claims were filed during two day gap.  No further issues. - Due Diligence Vendor-06/09/2021
Ready for Review-Flagstar has a XXX and in the event of a gap in coverage any claims would have been covered during that 2 day window. There are no claims reported for this period of time from 04/XX/2021 to 04/XX/2021.  - Seller-06/08/2021
Open-Hazard Insurance Effective Date of 04-XX-2021 is after the Disbursement Date of 04-XX-2021 - Due Diligence Vendor-06/XX/2021
																							Ready for Review-Flagstar has a XXX and in the event of a gap in coverage any claims would have been covered during that 2 day window. There are no claims reported for this period of time from 04/16/2021 to 04/18/2021. - Seller-06/08/2021	Resolved-Hazard Insurance Effective Date of 05-XX-2020 is prior to or equal to the Disbursement Date of 04-XX-2021 Or Hazard Insurance Effective Date Is Not Provided - Due Diligence Vendor-06/XX/2021 Resolved-Hazard Insurance Effective Date of 05-XX-2020 is prior to or equal to the Disbursement Date of 04-XX-2021 Or Hazard Insurance Effective Date Is Not Provided - Due Diligence Vendor-06/XX/2021 Resolved-Client has vendor to cover any gaps insurance coverage and no claims were filed during two day gap. No further issues. - Due Diligence Vendor-06/XX/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$87,000.00	NC	Investment	Refinance	Cash Out - Other
494417860			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$187,500.00	CA	Investment	Refinance	Cash Out - Other
494416492			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-06-04 18:13	2021-06-10 16:52	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/04/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$301,500.00	CA	Investment	Refinance	Rate and Term
494420378			B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-06-01 22:08	2021-06-04 19:19	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/04/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-06/01/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/04/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$229,500.00	NH	Investment	Refinance	Cash Out - Other
494421933			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-06-04 15:45	2021-06-10 16:54	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/04/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$269,802.00	TX	Investment	Purchase	NA
494423834			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-06-09 02:55	2021-06-10 16:57	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021 Open-Third party valuation product required. - Due Diligence Vendor-06/09/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$168,750.00	NY	Investment	Purchase	NA
494427477			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-06-08 13:01	2021-06-10 16:59	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/08/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$517,500.00	CA	Investment	Purchase	NA
494416520			B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-06-02 01:48	2021-06-04 19:21	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/04/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-06/02/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/04/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$106,875.00	TN	Investment	Refinance	Cash Out - Other
494422159			D	B	C	A	D	B	C	A	Closed	FCRE1294	2021-06-14 20:26	2021-06-15 15:59	Resolved	3 - Material	C	A	Credit	Income	Income 3 Months Income Verified is Missing
Resolved-Income 3 Months Income Verified is Present Or Not Applicable - Due Diligence Vendor-06/15/2021
Resolved-Income 3 Months Income Verified is Present Or Not Applicable - Due Diligence Vendor-06/15/2021
Resolved-Income 3 Months Income Verified is Present Or Not Applicable - Due Diligence Vendor-06/15/2021
Resolved-Income 3 Months Income Verified is Present Or Not Applicable.  Payment information provided for land showing same payment used at qualification. - Due Diligence Vendor-06/15/2021
Ready for Review-6/14: Attached is the mortgage payment history for the property at XXX. Negative net rent for the XXX is $126.06 per month. - Seller-06/14/2021
Open-Provide evidence of MTG history payments for property located at XXX as listed on the 1003 REO section as land. This was not provided at the time of review as required to determine the complete rental loss. - Due Diligence Vendor-06/01/2021
																							Ready for Review-6/14: Attached is the mortgage payment history for the property at XXX. Negative net rent for the XXX is $126.06 per month. - Seller-06/14/2021	Resolved-Income 3 Months Income Verified is Present Or Not Applicable - Due Diligence Vendor-06/15/2021 Resolved-Income 3 Months Income Verified is Present Or Not Applicable - Due Diligence Vendor-06/15/2021 Resolved-Income 3 Months Income Verified is Present Or Not Applicable - Due Diligence Vendor-06/15/2021 Resolved-Income 3 Months Income Verified is Present Or Not Applicable. Payment information provided for land showing same payment used at qualification. - Due Diligence Vendor-06/15/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$131,250.00	KS	Investment	Refinance	Cash Out - Other
494422159			D	B	C	A	D	B	C	A	Closed	FCOM7646	2021-06-14 20:26	2021-06-15 15:59	Resolved	3 - Material	C	A	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status	Resolved-Originator QM Designation Of ATR/QM: Not Applicable Matches Final QM Status Of ATR/QM: Not Applicable - Due Diligence Vendor-06/15/2021 Ready for Review-6/14: AUS DTI ratio is within DU tolerance based on concurrent primary residence refinance and negative net rent for the XXX. - Seller-06/14/2021 Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of ATR/QM: Status Pending. Pending AUS DTI finding. - Due Diligence Vendor-06/04/2021	Ready for Review-6/14: AUS DTI ratio is within DU tolerance based on concurrent primary residence refinance and negative net rent for the XXX. - Seller-06/14/2021	Resolved-Originator QM Designation Of ATR/QM: Not Applicable Matches Final QM Status Of ATR/QM: Not Applicable - Due Diligence Vendor-06/15/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$131,250.00	KS	Investment	Refinance	Cash Out - Other
494422159			D	B	C	A	D	B	C	A	Closed	FCRE1186	2021-06-14 20:25	2021-06-15 15:59	Resolved	3 - Material	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Audited DTI of 45.12% is less than or equal to AUS DTI of 46.90%  - Due Diligence Vendor-06/15/2021

Ready for Review-6/14: Borrowers refinanced their primary residence concurrently with the subject transaction. Attached is a copy of the Closing Disclosure from the primary residence refinance that verifies the new primary housing payment of $1,025.45. Total debts calculate to $2,384.97 per month and result in DTI ratio of 47.7%. The increase to the DTI ratio is less than 1% and per Fannie Mae DU Resubmission policy, the loan would not require resubmission for the DTI variance as the DTI ratio was previously over 45% and the increase was less than 3%. - Seller-06/14/2021

Open-Audited DTI of 57.60% exceeds AUS DTI of 46.90% due to borrower's primary residence. Mortgage statement in file indicates a balance of $209880.86 with monthly PITI of $1649.50 versus AUS submitted payment of $986.53. No evidence of concurrent refinance to verify payment of $986.53. - Due Diligence Vendor-06/04/2021
																							Ready for Review-6/14: Borrowers refinanced their primary residence concurrently with the subject transaction. Attached is a copy of the Closing Disclosure from the primary residence refinance that verifies the new primary housing payment of $1,025.45. Total debts calculate to $2,384.97 per month and result in DTI ratio of 47.7%. The increase to the DTI ratio is less than 1% and per Fannie Mae DU Resubmission policy, the loan would not require resubmission for the DTI variance as the DTI ratio was previously over 45% and the increase was less than 3%. - Seller-06/14/2021	Resolved-Audited DTI of 45.12% is less than or equal to AUS DTI of 46.90% - Due Diligence Vendor-06/15/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$131,250.00	KS	Investment	Refinance	Cash Out - Other
494422159			D	B	C	A	D	B	C	A	Closed	FVAL9739	2021-06-14 20:23	2021-06-15 15:52	Resolved	3 - Material	C	A	Property	Appraisal	Property/Appraisal General	Resolved-Corrected page 1 of appraisal provided showing occupancy as tenant. - Due Diligence Vendor-06/15/2021 Ready for Review-6/14: Attached is copy of corrected appraisal page showing occupant as tenant. - Seller-06/14/2021 Open-The subject property is an investment. The appraisal in the file states the occupant is owner. Borrower has occupied a different property for 5 years per the application. - Due Diligence Vendor-06/01/2021	Ready for Review-6/14: Attached is copy of corrected appraisal page showing occupant as tenant. - Seller-06/14/2021	Resolved-Corrected page 1 of appraisal provided showing occupancy as tenant. - Due Diligence Vendor-06/15/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$131,250.00	KS	Investment	Refinance	Cash Out - Other
494422159			D	B	C	A	D	B	C	A	Closed	FCOM8844	2021-06-01 19:40	2021-06-08 17:31	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/08/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-06/04/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/08/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$131,250.00	KS	Investment	Refinance	Cash Out - Other
494488212			D	A	D	A	A	A	C	A	Closed	FCRE1157	2021-06-15 20:00	2021-06-16 15:04	Resolved	1 - Information	D	A	Credit	Missing Doc - Insurance	Hazard Insurance Policy is Missing	Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-06/16/2021 Ready for Review-Updated Policy Insurance Policy attached - Seller-06/15/2021 Open-File includes prior policy only for subject property; expired at Origination. - Due Diligence Vendor-06/08/2021 Open-Missing Hazard Insurance Policy - Due Diligence Vendor-06/04/2021	Ready for Review-Updated Policy Insurance Policy attached - Seller-06/15/2021	Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-06/16/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$88,900.00	MI	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494488212			D	A	D	A	A	A	C	A	Closed	FPRO5405	2021-06-08 14:06	2021-06-14 19:26	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/08/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$88,900.00	MI	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494439434			B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-06-04 14:27	2021-06-04 19:34	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/04/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-06/04/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/04/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$190,500.00	TX	Investment	Refinance	Cash Out - Other
494419118			D	B	C	A	B	B	D	A	Closed	FPRO1244	2021-06-02 21:34	2021-06-11 15:49	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/11/2021 Open-CU score was not provided on DU approved loan. - Due Diligence Vendor-06/02/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/11/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$249,000.00	CA	Investment	Refinance	Cash Out - Other
494419118			D	B	C	A	B	B	D	A	Closed	FCRE1295	2021-06-06 22:47	2021-06-09 20:03	Resolved	3 - Material	C	A	Credit	Income	Income 4 Months Income Verified is Missing
Resolved-Client provided CD from closing for the related property as well as supplemental TIA documentation.  No issues found with payment or its relation to its respective rental calculation. - Due Diligence Vendor-06/09/2021
Ready for Review-6/6:Attached is a copy of the Closing Disclosure from the concurrent refinance transaction for the property at XXX that confirms PITIA payment of $2,994.73, with the P&I of $2,120.67 and TIA of $874.06. Also included in attachment is verification of the property taxes, homeowners insurance ($45.93 per month), and HOA dues ($125 per month). Underwriter had based the property tax portion of the payment at $703.13 per month using 1.25% of the $XXX sales price from when the property was purchased in 9/2020 as that was slightly higher than the tax bill. Attached appraisal pages for the XXX verify $125 HOA payment and $XXX sales price that was used for the tax payment calculation. - Seller-06/06/2021
Open-Provide taxes and insurance for poperty located at XXX or evidence monthly payment is escrowed as it appears on the credit report. - Due Diligence Vendor-06/01/2021

Ready for Review-6/6:Attached is a copy of the Closing Disclosure from the concurrent refinance transaction for the property at XXX that confirms PITIA payment of $2,994.73, with the P&I of $2,120.67 and TIA of $874.06. Also included in attachment is verification of the property taxes, homeowners insurance ($45.93 per month), and HOA dues ($125 per month). Underwriter had based the property tax portion of the payment at $703.13 per month using 1.25% of the $XXX sales price from when the property was purchased in 9/2020 as that was slightly higher than the tax bill. Attached appraisal pages for the XXX property verify $125 HOA payment and $XXX sales price that was used for the tax payment calculation. - Seller-06/06/2021

																								Resolved-Client provided CD from closing for the related property as well as supplemental TIA documentation. No issues found with payment or its relation to its respective rental calculation. - Due Diligence Vendor-06/09/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$249,000.00	CA	Investment	Refinance	Cash Out - Other
494419118			D	B	C	A	B	B	D	A	Closed	FCOM8844	2021-06-02 21:29	2021-06-04 19:46	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/04/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-06/02/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/04/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$249,000.00	CA	Investment	Refinance	Cash Out - Other
494423835			C	A	C	A	A	A	C	A	Closed	FPRO5405	2021-06-03 19:14	2021-06-10 17:03	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/03/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$753,750.00	NY	Investment	Refinance	Cash Out - Other
494423835			C	A	C	A	A	A	C	A	Closed	FCRE1186	2021-06-08 14:29	2021-06-09 21:24	Resolved	3 - Material	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Audited DTI of 31.81% is less than or equal to AUS DTI of 32%.  Client provided CDs from concurrent closings and payments now match REO schedule.  DTI matches client. - Due Diligence Vendor-06/09/2021
Ready for Review-Disagree with finding: The cash flow generated from non subject properties located at XXX is
-$2,195. Both properties were  refinanced simultaneously. UW qualified the borrower with the full PITI for the property located at XXX in the amount of -$4,760.37 (Please see attached Closing disclosure). Rental income generated from property located at XXX is $2,655, as the UW qualified the borrower with the new PITI ( Please see attached Closing disclosure and rental income working sheet).
Primary rent = $500
Subject negative rental income = -$2,085
Borrower debt = 795
Total debt = $5n575
Total income = $17,421
DTI = 32% - Seller-06/08/2021
Open-Audited DTI of 45.07% exceeds AUS DTI of 32%. DTI of 45.07% based on Primary rent of $500; Subject REO $-2085.05; Non Subject REO $-4506.56 and consumer debt of $761.  - Due Diligence Vendor-06/04/2021

Ready for Review-Disagree with finding: The cash flow generated from non subject properties located at XXX is
-$2,195. Both properties were  refinanced simultaneously. UW qualified the borrower with the full PITI for the property located at XXX in the amount of -$4,760.37 (Please see attached Closing disclosure). Rental income generated from property located at XXX is $2,655, as the UW qualified the borrower with the new PITI ( Please see attached Closing disclosure and rental income working sheet).
Primary rent = $500
Subject negative rental income = -$2,085
Borrower debt = 795
Total debt = $5n575
Total income = $17,421
DTI = 32% - Seller-06/08/2021

																								Resolved-Audited DTI of 31.81% is less than or equal to AUS DTI of 32%. Client provided CDs from concurrent closings and payments now match REO schedule. DTI matches client. - Due Diligence Vendor-06/09/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$753,750.00	NY	Investment	Refinance	Cash Out - Other
494418972			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-06-07 18:21	2021-06-10 17:05	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.6) - Due Diligence Vendor-06/07/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$340,000.00	CA	Investment	Refinance	Rate and Term
494433242			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-06-07 20:27	2021-06-10 17:08	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/07/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$300,000.00	TX	Investment	Purchase	NA
494423735			D	A	D	A	A	A	C	A	Closed	FPRO9939	2021-06-02 22:35	2021-06-12 14:40	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/12/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.3) - Due Diligence Vendor-06/02/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/12/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$409,500.00	MT	Investment	Purchase	NA
494430368			D	A	D	A	A	A	D	A	Closed	FCRE7497	2021-06-14 15:58	2021-06-15 17:00	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-CDs from all concurrent closings for the related properties have been provided. No issues found. - Due Diligence Vendor-06/15/2021 Ready for Review-Please see attached closing disclosures for properties located at Please see attached closing disclosures for properties located at : XXX showing that HOI and property tax is escrowed. - Seller-06/14/2021 Open-Missing verification of taxes for the following REOs: XXX - Due Diligence Vendor-06/02/2021	Ready for Review-Please see attached closing disclosures for properties located at Please see attached closing disclosures for properties located at : XXXX showing that HOI and property tax is escrowed. - Seller-06/14/2021	Resolved-CDs from all concurrent closings for the related properties have been provided. No issues found. - Due Diligence Vendor-06/15/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$90,200.00	IN	Investment	Refinance	Rate and Term
494430368			D	A	D	A	A	A	D	A	Closed	FPRO1244	2021-06-10 22:06	2021-06-14 19:21	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021 Open-Third party valuation report required. - Due Diligence Vendor-06/10/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$90,200.00	IN	Investment	Refinance	Rate and Term
494414358			D	A	D	A	A	A	A	A	Closed	FCRE1455	2021-06-11 21:07	2021-06-15 19:55	Resolved	3 - Material	C	A	Credit	Assets	Asset 1 Less Than 2 Months Verified	Resolved-Asset 1 Verified Sufficiently. Second consecutive month of XXX account provided. No issues found. - Due Diligence Vendor-06/15/2021 Ready for Review-Please see attached February statement for XXX account for second month statement, thank you - Seller-06/11/2021 Open-Asset 1 Less Than 2 Months Verified - XXX - Due Diligence Vendor-06/05/2021	Ready for Review-Please see attached February statement for XXX account for second month statement, thank you - Seller-06/11/2021	Resolved-Asset 1 Verified Sufficiently. Second consecutive month of XXX account provided. No issues found. - Due Diligence Vendor-06/15/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$130,000.00	AZ	Investment	Refinance	Rate and Term
494414358			D	A	D	A	A	A	A	A	Closed	FCRE1173	2021-06-08 18:54	2021-06-09 18:54	Resolved	3 - Material	D	A	Credit	Missing Doc - Insurance	HO6 Master Insurance Policy is Missing	Resolved-HO-6 Master Insurance Policy has been provided. No issues with policy. - Due Diligence Vendor-06/09/2021 Ready for Review-Master Insurance Policy has been received and uploaded. - Seller-06/08/2021 Open-Missing HO-6 Master Insurance Policy - Due Diligence Vendor-06/04/2021	Ready for Review-Master Insurance Policy has been received and uploaded. - Seller-06/08/2021	Resolved-HO-6 Master Insurance Policy has been provided. No issues with policy. - Due Diligence Vendor-06/09/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$130,000.00	AZ	Investment	Refinance	Rate and Term
494423220			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-06-03 18:18	2021-06-10 17:12	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3) - Due Diligence Vendor-06/03/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$220,000.00	CA	Investment	Purchase	NA
494443534			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-06-05 02:25	2021-06-10 17:15	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021 Open-Third party valuation product required. - Due Diligence Vendor-06/05/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$412,500.00	CA	Investment	Purchase	NA
494434921			D	A	D	A	A	A	C	A	Closed	FCRE1345	2021-06-09 21:16	2021-06-14 13:52	Resolved	1 - Information	D	A	Credit	Missing Doc - Income	Borrower 1 Lease Agreements Missing
Resolved-Borrower 1 Lease Agreements Provided - Due Diligence Vendor-06/09/2021

Ready for Review-amount of $2,700. Applying the vacancy factor of 75%, monthly rental would be $2,025. The monthly rent is sufficient to offset the monthly obligation in the amount of $1,996. As such DTI is still at 30%. - Seller-06/09/2021

Open-Lender used anticipated rents to offset second investment property PITI, however file does not contain documentation to confirm amount.  Final calculations to be performed upon receipt of lease or other evidence to support stated value of $1,996/mo. - Due Diligence Vendor-06/02/2021
																							Ready for Review-amount of $2,700. Applying the vacancy factor of 75%, monthly rental would be $2,025. The monthly rent is sufficient to offset the monthly obligation in the amount of $1,996. As such DTI is still at 30%. - Seller-06/09/2021	Resolved-Borrower 1 Lease Agreements Provided - Due Diligence Vendor-06/09/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$364,000.00	NJ	Investment	Purchase	NA
494434921			D	A	D	A	A	A	C	A	Closed	FPRO5405	2021-06-05 02:34	2021-06-11 12:45	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/11/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/05/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/11/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$364,000.00	NJ	Investment	Purchase	NA
494434921			D	A	D	A	A	A	C	A	Closed	FCRE1186	2021-06-09 21:15	2021-06-09 21:36	Resolved	3 - Material	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Audited DTI of 29.59% is less than or equal to AUS DTI of 30%.  Client provided lease for non-subject REO property to resolve income used on the property.  No further issues. - Due Diligence Vendor-06/09/2021
Ready for Review-amount of $2,700. Applying the vacancy factor of 75%, monthly rental would be $2,025. The monthly rent is sufficient to offset the monthly obligation in the amount of $1,996. As such DTI is still at 30%. - Seller-06/09/2021
Open-Audited DTI of 54.67% exceeds AUS DTI of 30% due to Non subject REO located at XXX with negative rental income of $1995.31. Missing lease agreement or schedule E to determine rental income. Application states $1.00. No documentation to support.  - Due Diligence Vendor-06/04/2021
																							Ready for Review-amount of $2,700. Applying the vacancy factor of 75%, monthly rental would be $2,025. The monthly rent is sufficient to offset the monthly obligation in the amount of $1,996. As such DTI is still at 30%. - Seller-06/09/2021	Resolved-Audited DTI of 29.59% is less than or equal to AUS DTI of 30%. Client provided lease for non-subject REO property to resolve income used on the property. No further issues. - Due Diligence Vendor-06/09/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$364,000.00	NJ	Investment	Purchase	NA
494424060			B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-06-02 23:31	2021-06-08 01:24	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/08/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-06/02/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/08/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$250,500.00	CA	Investment	Refinance	Cash Out - Other
494465106			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$333,750.00	CA	Investment	Refinance	Cash Out - Other
494419727			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$195,000.00	CA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494417428			C	B	A	A	C	B	A	A	Closed	finding-3631	2021-06-16 16:23	2021-06-17 20:10	Cured	3 - Material	C	B	Compliance	Points & Fees	Reimbursement Amount Validation Test
Cured-Client cured $8 TRID tolerance via a principal curtailment which is acceptable. - Due Diligence Vendor-06/17/2021
Ready for Review-See attached letter PR given  - Seller-06/16/2021
Open-The issue here is that an $8 Flood fee was added to the Initial CD dated 04/XX along with a lender credit of $8 and that same carried through to the 04/XX CD.  No issue there.  The issue arises on the 04/XX CD.  A $150 rent schedule fee was added to the CD along with a lender credit to cure for $150.  That cure goes directly to the $150 rent schedule fee leaving the $8 Flood fee added on 04/XX uncured.  Thus the cure on the final CD should have been for $158. - Due Diligence Vendor-06/09/2021
Ready for Review-I am not quite sure which CD you are referring to, however the CD dated 04/XX/2021 reflects a Lender Cure Credit in the amount of $150.  Lender Cure Credits can be added or removed if the credit isn't needed.   - Seller-06/08/2021
Open-The final CD dated 208 reflects a Flood cert fee of $8.00 with no credit from the lender. the previous CDs dated 4/XX/21 and 4/XX/21 reflect a lender credit for the fee. - Due Diligence Vendor-06/03/2021
Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-06/03/2021
																							Ready for Review-See attached letter PR given - Seller-06/16/2021 Ready for Review-I am not quite sure which CD you are referring to, however the CD dated 04/XX/2021 reflects a Lender Cure Credit in the amount of $150. Lender Cure Credits can be added or removed if the credit isn't needed. - Seller-06/08/2021	Cured-Client cured $8 TRID tolerance via a principal curtailment which is acceptable. - Due Diligence Vendor-06/17/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$101,250.00	TN	Investment	Refinance	Cash Out - Other
494417428			C	B	A	A	C	B	A	A	Closed	finding-3634	2021-06-08 18:29	2021-06-17 20:10	Cured	3 - Material	C	B	Compliance	TRID	Charges That Cannot Increase Test
Cured-Client cured $8 TRID tolerance via a principal curtailment which is acceptable. - Due Diligence Vendor-06/17/2021
Open-Client rebuttal states the Flood Cert fee was originally disclosed at $80, however, there was not Flood Cert fee disclosed on the initial LE. It was added on the 4/XX CD. A lender tolerance credit was issued on the same document. The problem is on the final CD, the $8 tolerance cure was removed. Only the tolerance cure for the Additional Comps of $150 was included. That tolerance is not sufficient to cover the $150 Additional Comps and the original tolerance credit of $8 for the Flood Cert. - Due Diligence Vendor-06/10/2021
Open-The issue here is that an $8 Flood fee was added to the Initial CD dated 04/XX along with a lender credit of $8 and that same carried through to the 04/XX CD.  No issue there.  The issue arises on the 04/15 CD.  A $150 rent schedule fee was added to the CD along with a lender credit to cure for $150.  That cure goes directly to the $150 rent schedule fee leaving the $8 Flood fee added on 04/XX uncured.  Thus the cure on the final CD should have been for $158. - Due Diligence Vendor-06/09/2021
Ready for Review-I am not quite sure which CD you are referring to, however the CD dated 04/XX/2021 reflects a Lender Cure Credit in the amount of $150.  Lender Cure Credits can be added or removed if the credit isn't needed.   - Seller-06/08/2021
Open-The final CD dated 208 reflects a Flood cert fee of $8.00 with no credit from the lender.   the previous CDs dated 4/XX/21 and 4/XX/21 reflect a lender credit for the fee. - Due Diligence Vendor-06/03/2021
Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $8.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-06/03/2021
																							Ready for Review-I am not quite sure which CD you are referring to, however the CD dated 04/XX/2021 reflects a Lender Cure Credit in the amount of $150. Lender Cure Credits can be added or removed if the credit isn't needed. - Seller-06/08/2021	Cured-Client cured $8 TRID tolerance via a principal curtailment which is acceptable. - Due Diligence Vendor-06/17/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$101,250.00	TN	Investment	Refinance	Cash Out - Other
494417428			C	B	A	A	C	B	A	A	Closed	finding-3632	2021-06-08 18:29	2021-06-17 19:57	Cured	3 - Material	C	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Consummation or Reimbursement Date Validation Test
Cured-Client cured $8 TRID tolerance via a principal curtailment which is acceptable. - Due Diligence Vendor-06/17/2021
Open-The issue here is that an $8 Flood fee was added to the Initial CD dated 04XX along with a lender credit of $8 and that same carried through to the 04/XX CD.  No issue there.  The issue arises on the 04/XX CD.  A $150 rent schedule fee was added to the CD along with a lender credit to cure for $150.  That cure goes directly to the $150 rent schedule fee leaving the $8 Flood fee added on 04/XX uncured.  Thus the cure on the final CD should have been for $158. - Due Diligence Vendor-06/09/2021
Ready for Review-I am not quite sure which CD you are referring to, however the CD dated 04/XX/2021 reflects a Lender Cure Credit in the amount of $150.  Lender Cure Credits can be added or removed if the credit isn't needed.   - Seller-06/08/2021
Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-06/03/2021
																							Ready for Review-I am not quite sure which CD you are referring to, however the CD dated 04/XX/2021 reflects a Lender Cure Credit in the amount of $150. Lender Cure Credits can be added or removed if the credit isn't needed. - Seller-06/08/2021	Cured-Client cured $8 TRID tolerance via a principal curtailment which is acceptable. - Due Diligence Vendor-06/17/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$101,250.00	TN	Investment	Refinance	Cash Out - Other
494417428			C	B	A	A	C	B	A	A	Closed	FCOM8844	2021-06-03 19:51	2021-06-08 02:03	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/08/2021 Open-The file is missing the cash out letter, unable to determine the purpose of the cash out. - Due Diligence Vendor-06/03/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/08/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$101,250.00	TN	Investment	Refinance	Cash Out - Other
494411758			D	A	D	A	A	A	C	A	Closed	FCRE1345	2021-06-11 14:10	2021-06-11 15:45	Resolved	3 - Material	D	A	Credit	Missing Doc - Income	Borrower 1 Lease Agreements Missing	Resolved-Borrower 1 Lease Agreements Provided. Client provided updated LP and 1008 showing full payment being counted against borrower. - Due Diligence Vendor-06/11/2021 Ready for Review-Agree with finding: The borrower is re-qualified with full PITI and DTI of 29%. Please see updated AUS and 1008. - Seller-06/11/2021 Open-Borrower 1 Lease Agreements Missing - Due Diligence Vendor-06/02/2021	Ready for Review-Agree with finding: The borrower is re-qualified with full PITI and DTI of 29%. Please see updated AUS and 1008. - Seller-06/11/2021	Resolved-Borrower 1 Lease Agreements Provided. Client provided updated LP and 1008 showing full payment being counted against borrower. - Due Diligence Vendor-06/11/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$822,350.00	CA	Investment	Purchase	NA
494411758			D	A	D	A	A	A	C	A	Closed	FPRO5405	2021-06-07 19:34	2021-06-11 15:45	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/09/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$822,350.00	CA	Investment	Purchase	NA
494411758			D	A	D	A	A	A	C	A	Closed	FCRE1168	2021-06-10 13:34	2021-06-10 20:16	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Hazard Insurance Coverage Amount of $XXX is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of XXX - Due Diligence Vendor-06/10/2021
Ready for Review-Insurance with Estimated minimum rebuilding cost included - Seller-06/10/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $XXX - Due Diligence Vendor-06/09/2021
																							Ready for Review-Insurance with Estimated minimum rebuilding cost included - Seller-06/10/2021	Resolved-Hazard Insurance Coverage Amount of $XXX is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $XXX - Due Diligence Vendor-06/10/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$822,350.00	CA	Investment	Purchase	NA
494433128			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-06-08 16:19	2021-06-14 01:16	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/08/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$198,750.00	WI	Investment	Purchase	NA
494442474			D	A	D	A	A	A	C	A	Closed	FPRO868	2021-06-15 14:42	2021-06-25 17:53	Resolved	1 - Information	C	A	Property	Third Party Valuation	Desk Review Value(s) Do Not Adhere To Tolerance Criteria	Resolved-null - Due Diligence Vendor-06/25/2021 Resolved-Field Review provided Adheres To Tolerance Criteria (Field Review Value is $XXX and Appraised Value is $XXX For a Variance of XXX%) - Due Diligence Vendor-06/25/2021 Open-Desk Review Value(s) Do Not Adhere To Tolerance Criteria (Desk Review Value is $XXX and Appraised Value is $XXX For a Variance of XXX%). Field review pending. - Due Diligence Vendor-06/15/2021		Resolved-Field Review provided Adheres To Tolerance Criteria (Field Review Value is $XXX and Appraised Value is $XXX For a Variance of XXX%) - Due Diligence Vendor-06/25/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$420,000.00	CA	Investment	Purchase	NA
494442474			D	A	D	A	A	A	C	A	Closed	FPRO5405	2021-06-03 14:04	2021-06-23 02:13	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided outside of tolerance. Additional finding added. - Due Diligence Vendor-06/23/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/15/2021		Resolved-Desk review provided outside of tolerance. Additional finding added. - Due Diligence Vendor-06/23/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$420,000.00	CA	Investment	Purchase	NA
494442474			D	A	D	A	A	A	C	A	Closed	FCRE1158	2021-06-10 19:02	2021-06-10 19:40	Resolved	3 - Material	D	A	Credit	Missing Doc - Insurance	Hazard Insurance Policy is Partial	Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-06/10/2021 Ready for Review-Complete Hazard Insurance Policy has been received and uploaded. - Seller-06/10/2021 Open-Subject hazard insurance documentation in file is only the premium notice. Missing complete subject HOI. - Due Diligence Vendor-06/10/2021	Ready for Review-Complete Hazard Insurance Policy has been received and uploaded. - Seller-06/10/2021	Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-06/10/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$420,000.00	CA	Investment	Purchase	NA
494445530			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-06-03 16:31	2021-06-10 17:25	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/03/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$170,000.00	FL	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494427715			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$341,250.00	VA	Investment	Purchase	NA
494436802			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$215,200.00	MN	Investment	Purchase	NA
494429851			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$330,000.00	CA	Investment	Purchase	NA
494486545			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$631,000.00	CA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494442427			C	A	C	A	A	A	A	A	Closed	FCRE1437	2021-06-25 16:26	2021-06-25 16:42	Resolved	3 - Material	C	A	Credit	Income	Income and Employment Do Not Meet Guidelines
Resolved-Documentation provided to verify PITIA.
 - Due Diligence Vendor-06/25/2021
Open-Income and Employment Do Not Meet Guidelines - Due Diligence Vendor-06/25/2021
Ready for Review-Document Uploaded. The rental sheet showing a 2nd mortgage in the amount of $193.6, however the UW inserted the monthly HOA as a second mortgage which is HOA assessment as per the attached HOA statement. - Seller-06/25/2021
Open-Income and Employment Do Not Meet Guidelines. Per rental calculation sheet property XXX has a 2nd lien, unable to verify the payment. In addition, unable to verify tax amount for XXX.   - Due Diligence Vendor-06/02/2021
																							Ready for Review-Document Uploaded. The rental sheet showing a 2nd mortgage in the amount of $193.6, however the UW inserted the monthly HOA as a second mortgage which is HOA assessment as per the attached HOA statement. - Seller-06/25/2021	Resolved-Documentation provided to verify PITIA. - Due Diligence Vendor-06/25/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$378,750.00	AZ	Investment	Purchase	NA
494442427			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-06-10 17:31	2021-06-10 19:48	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Hazard Insurance Coverage Amount of $XXX is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $XXX - Due Diligence Vendor-06/10/2021 Ready for Review-Replacement Cost estimator attached - Seller-06/10/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of XXX is less than all Subject Lien(s) - Due Diligence Vendor-06/09/2021	Ready for Review-Replacement Cost estimator attached - Seller-06/10/2021	Resolved-Hazard Insurance Coverage Amount of $XXX is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $XXX - Due Diligence Vendor-06/10/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$378,750.00	AZ	Investment	Purchase	NA
494425082			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-06-10 17:50	2021-06-10 19:45	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Hazard Insurance Coverage Amount of $XXX is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $XXX - Due Diligence Vendor-06/10/2021 Ready for Review-Replacement Cost Estimator Attached - Seller-06/10/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $352000 is less than all Subject Lien(s). - Due Diligence Vendor-06/09/2021	Ready for Review-Replacement Cost Estimator Attached - Seller-06/10/2021	Resolved-Hazard Insurance Coverage Amount of $XXX is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $XXX - Due Diligence Vendor-06/10/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$693,750.00	NY	Investment	Purchase	NA
494413039			B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-06-04 18:06	2021-06-08 02:27	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/08/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-06/04/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/08/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$375,000.00	CA	Investment	Refinance	Cash Out - Other
494414546			D	A	C	A	A	A	D	A	Closed	FPRO1244	2021-06-07 20:08	2021-06-10 17:28	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021 Open-Third party valuation product required. - Due Diligence Vendor-06/07/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$106,000.00	VA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494414546			D	A	C	A	A	A	D	A	Closed	FCRE1437	2021-06-08 21:01	2021-06-09 21:27	Resolved	3 - Material	C	A	Credit	Income	Income and Employment Do Not Meet Guidelines	Resolved-Income and Employment Meet Guidelines. Client provided CDs from concurrent closings. All payments match that used by the client in their rental calculations. No further issues. - Due Diligence Vendor-06/09/2021 Ready for Review-Please see attached closing disclosures for properties located at XXX - Seller-06/08/2021 Open-Income and Employment Do Not Meet Guidelines. Unable to verify rental income used to qualify due to missing current mortgage statements for: XXX. Borrower refinanced these properties at the same time as subject transaction. - Due Diligence Vendor-06/04/2021	Ready for Review-Please see attached closing disclosures for properties located at XXX - Seller-06/08/2021	Resolved-Income and Employment Meet Guidelines. Client provided CDs from concurrent closings. All payments match that used by the client in their rental calculations. No further issues. - Due Diligence Vendor-06/09/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$106,000.00	VA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494419258			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-06-04 19:38	2021-06-10 17:31	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.4) - Due Diligence Vendor-06/07/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.4) - Due Diligence Vendor-06/04/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$99,750.00	AL	Investment	Refinance	Rate and Term
494425427			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-06-08 02:30	2021-06-10 17:34	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021 Open-Third party valuation product required. - Due Diligence Vendor-06/08/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$701,250.00	UT	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494416645			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-06-06 18:04	2021-06-10 17:36	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021 Open-Third party valuation product required. - Due Diligence Vendor-06/06/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$262,500.00	CT	Investment	Purchase	NA
494416645			D	A	A	A	A	A	D	A	Closed	FPRO1137	2021-06-07 20:34	2021-06-10 17:36	Resolved	3 - Material	C	A	Property	Appraisal	The appraiser was not licensed (Primary Value)
Resolved-Primary Value appraiser's license was effective prior to the Valuation Date and expired after the Valuation Date Or Primary Valuation Is Not Selected Or Appraiser License Dates Are Not Provided - Due Diligence Vendor-06/10/2021
Resolved-Client provided appraiser initial license date not reported on ASC.gov to show license in effect since 2009. - Due Diligence Vendor-06/09/2021
Resolved-Primary Value appraiser's license was effective prior to the Valuation Date and expired after the Valuation Date Or Primary Valuation Is Not Selected Or Appraiser License Dates Are Not Provided - Due Diligence Vendor-06/09/2021
Ready for Review- The appraiser license was effective at the time of appraisal. The appraisal license expires on 04/30 and renews on 05/01. Appraiser has been in business since 2009. Please see attached appraiser history. - Seller-06/07/2021
Open-Primary Value appraiser's license was not effective (effective date 5/1/21) prior to the Valuation Date of 04/XX/2021. - Due Diligence Vendor-06/06/2021
																							Ready for Review- The appraiser license was effective at the time of appraisal. The appraisal license expires on 04/30 and renews on 05/01. Appraiser has been in business since 2009. Please see attached appraiser history. - Seller-06/07/2021
Resolved-Primary Value appraiser's license was effective prior to the Valuation Date and expired after the Valuation Date Or Primary Valuation Is Not Selected Or Appraiser License Dates Are Not Provided - Due Diligence Vendor-06/10/2021
 Resolved-Client provided appraiser initial license date not reported on XXX to show license in effect since 2009. - Due Diligence Vendor-06/09/2021
 Resolved-Primary Value appraiser's license was effective prior to the Valuation Date and expired after the Valuation Date Or Primary Valuation Is Not Selected Or Appraiser License Dates Are Not Provided - Due Diligence Vendor-06/09/2021

																										XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$262,500.00	CT	Investment	Purchase	NA
494416928			D	A	D	A	A	A	A	A	Closed	FCRE1316	2021-06-11 17:07	2021-06-11 19:30	Resolved	3 - Material	D	A	Credit	Missing Doc - Employment	Borrower 1 3rd Party VOE Prior to Close Missing
Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided.  Printouts show borrower business in existence and active within 30 days of the note date. - Due Diligence Vendor-06/11/2021
Ready for Review-As per attached Fannie Mae guidelines for application dates on or after April.14,2020 the lender must confirm the self-employment within 20 business days of the note date. One of the method may be used to confirm that the business is currently operating as evidence of current business receipt within 20 days of the note date
The file contains proof of receipt within 20 days of the note date (payment for service performed) Please see attached summary of payment from XXX. Bank statement shows that the deposit from XXX are deposited in the business bank account. - Seller-06/11/2021
Open-3rd party printouts provided were from the application date and not within the required time frame of closing for S/E borrowers. - Due Diligence Vendor-06/09/2021
Open-Borrower 1 3rd Party VOE Prior to Close Missing - Due Diligence Vendor-06/09/2021

Ready for Review-As per attached Fannie Mae guidelines for application dates on or after April.14,2020 the lender must confirm the self-employment within 20 business days of the note date. One of the method may be used to confirm that the business is currently operating as evidence of current business receipt within 20 days of the note date
The file contains proof of receipt within 20 days of the note date (payment for service performed) Please see attached summary of payment from XXX. Bank statement shows that the deposit from XXX are deposited in the business bank account. - Seller-06/11/2021

																								Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided. Printouts show borrower business in existence and active within 30 days of the note date. - Due Diligence Vendor-06/11/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$284,408.00	OR	Investment	Purchase	NA
494423614			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$505,000.00	VA	Investment	Refinance	Cash Out - Other
494408450			B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-06-02 19:42	2021-06-02 19:59	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/02/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-06/02/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/02/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$262,500.00	NJ	Investment	Refinance	Cash Out - Other
494445877			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$67,500.00	OK	Investment	Purchase	NA
494481429			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-06-08 17:57	2021-06-14 14:12	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/08/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$492,500.00	CA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494411681			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-06-09 15:54	2021-07-07 12:05	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/07/2021
Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/15/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/09/2021
																								Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/07/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/15/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$225,000.00	ID	Investment	Purchase	NA
494416903			D	A	D	A	A	A	C	A	Closed	FCRE1252	2021-06-11 19:55	2021-06-16 15:06	Resolved	1 - Information	D	A	Credit	Missing Doc - Title	Title Document is Incomplete	Resolved-Title Document is Provided And Complete - Due Diligence Vendor-06/16/2021 Resolved-Title Document is Provided And Complete - Due Diligence Vendor-06/15/2021 Ready for Review-Complete Title Commitment found in the file and has been provided. - Seller-06/11/2021 Open-Title Document is Incomplete, missing Schedule A of the title commitment. - Due Diligence Vendor-06/10/2021	Ready for Review-Complete Title Commitment found in the file and has been provided. - Seller-06/11/2021	Resolved-Title Document is Provided And Complete - Due Diligence Vendor-06/16/2021 Resolved-Title Document is Provided And Complete - Due Diligence Vendor-06/15/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$158,500.00	AZ	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494416903			D	A	D	A	A	A	C	A	Closed	FCRE1336	2021-06-14 18:08	2021-06-16 15:05	Resolved	1 - Information	D	A	Credit	Missing Doc - Income	Borrower 1 Award Letter Missing	Resolved-Borrower 1 Award Letter Resolved - Due Diligence Vendor-06/16/2021 Ready for Review-SSI award letter and retirement income documentation is located in the file. Please see attachment. - Seller-06/14/2021 Open-Borrower 1 Award Letter Missing - Due Diligence Vendor-06/10/2021 Open-Missing evidence of all retirement income. - Due Diligence Vendor-06/10/2021	Ready for Review-SSI award letter and retirement income documentation is located in the file. Please see attachment. - Seller-06/14/2021	Resolved-Borrower 1 Award Letter Resolved - Due Diligence Vendor-06/16/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$158,500.00	AZ	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494416903			D	A	D	A	A	A	C	A	Closed	FCRE1437	2021-06-14 18:08	2021-06-16 15:05	Resolved	1 - Information	C	A	Credit	Income	Income and Employment Do Not Meet Guidelines	Resolved-Income and Employment Meet Guidelines - Due Diligence Vendor-06/16/2021 Ready for Review-SSI award letter and retirement income documentation is located in the file. Please see attachment. - Seller-06/14/2021 Open-Income and Employment Do Not Meet Guidelines. Missing evidence of all retirement income. - Due Diligence Vendor-06/07/2021	Ready for Review-SSI award letter and retirement income documentation is located in the file. Please see attachment. - Seller-06/14/2021	Resolved-Income and Employment Meet Guidelines - Due Diligence Vendor-06/16/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$158,500.00	AZ	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494416903			D	A	D	A	A	A	C	A	Closed	FPRO5405	2021-06-10 22:16	2021-06-15 16:23	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/15/2021
Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/15/2021
Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/11/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/10/2021

Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/15/2021
 Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/15/2021
 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/11/2021

																											"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$158,500.00	AZ	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494466203			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-06-02 22:27	2021-06-10 17:39	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/02/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$91,000.00	IN	Investment	Refinance	Cash Out - Other
494444725			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$242,800.00	NJ	Investment	Refinance	Rate and Term
494422268			B	B	A	A	B	B	A	A	Closed	FCOM7646	2021-06-04 14:54	2021-06-09 03:09	Acknowledged	2 - Non-Material	B	B	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status
Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - Due Diligence Vendor-06/08/2021

Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of ATR/QM: Status Pending.  Final CD reflects consumer debt account paid off at close with proceeds of subejct refi. - Due Diligence Vendor-06/08/2021

Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of ATR/QM: Status Pending.  The file is missing the cash out purpose letter, unable to determine cash out is for business purposes. - Due Diligence Vendor-06/04/2021
																								Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - Due Diligence Vendor-06/08/2021			"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$513,750.00	DC	Investment	Refinance	Cash Out - Other
494416868			B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-06-07 00:40	2021-06-09 03:10	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/08/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-06/08/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/08/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$445,000.00	CA	Investment	Refinance	Cash Out - Other
494423221			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-06-07 15:19	2021-06-10 17:41	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 4.1) - Due Diligence Vendor-06/07/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$174,500.00	TX	Investment	Purchase	NA
494429415			B	B	A	A	B	B	A	A	Closed	FCOM7646	2021-06-05 20:58	2021-06-09 03:11	Acknowledged	2 - Non-Material	B	B	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status	Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - Due Diligence Vendor-06/08/2021 Open-Business purpose letter states that borrower plans to use cash proceeds for: paying off student loans, credit cards, and home improvement (which is consumer purpose) - Due Diligence Vendor-06/05/2021 Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of ATR/QM: Status Pending - Due Diligence Vendor-06/05/2021		Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - Due Diligence Vendor-06/08/2021			"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$288,750.00	TX	Investment	Refinance	Cash Out - Other
494424643			C	B	C	A	C	B	A	A	Closed	FCOM7646	2021-06-18 21:04	2021-06-21 16:22	Resolved	3 - Material	C	A	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status
Resolved-Originator QM Designation Of ATR/QM: Not Applicable Matches Final QM Status Of ATR/QM: Not Applicable - Due Diligence Vendor-06/21/2021

Ready for Review-Disagree with finding: The file contains 1007 report showing a monthly estimated rent of $2,550. Applying the vacancy factors of 75% would result a positive cash flow of $184.5. As per the appraisal the the property is ‘vacant’. A 1007 rent schedule  was provided with the appraisal.  Lease agreement should not be require. Please see attachment - Seller-06/18/2021

Open-DTI exceeds max allowed per guidelines. - Due Diligence Vendor-06/08/2021

Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of ATR/QM: Status Pending - Due Diligence Vendor-06/08/2021
																							Ready for Review-Disagree with finding: The file contains 1007 report showing a monthly estimated rent of $2,550. Applying the vacancy factors of 75% would result a positive cash flow of $184.5. As per the appraisal the the property is ‘vacant’. A 1007 rent schedule was provided with the appraisal. Lease agreement should not be require. Please see attachment - Seller-06/18/2021	Resolved-Originator QM Designation Of ATR/QM: Not Applicable Matches Final QM Status Of ATR/QM: Not Applicable - Due Diligence Vendor-06/21/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$300,000.00	CO	Investment	Refinance	Cash Out - Other
494424643			C	B	C	A	C	B	A	A	Closed	FCRE1186	2021-06-18 21:03	2021-06-21 16:19	Resolved	3 - Material	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-1007 provided for subject property rental income. - Due Diligence Vendor-06/21/2021

Resolved-Audited DTI of 26.25% is less than or equal to AUS DTI of 26.38%  - Due Diligence Vendor-06/21/2021

Ready for Review-Disagree with finding: The file contains 1007 report showing a monthly estimated rent of $2,550. Applying the vacancy factors of 75% would result a positive cash flow of $184.5. As per the appraisal the the property is ‘vacant’. A 1007 rent schedule  was provided with the appraisal.  Lease agreement should not be require. Please see attachment - Seller-06/18/2021

Open-52.61% DTI exceeds max allowed of 26.38% per AUS Approval.  26.23% variance due to Lender including rental income for subject property.  Unable to validate income for subject due to missing documentation.  No Lease Agreement or Schedule E in file as required per DU.  DTI of 31.62% includes Full PITIA of subject per missing required documentation. - Due Diligence Vendor-06/08/2021
																							Ready for Review-Disagree with finding: The file contains 1007 report showing a monthly estimated rent of $2,550. Applying the vacancy factors of 75% would result a positive cash flow of $184.5. As per the appraisal the the property is ‘vacant’. A 1007 rent schedule was provided with the appraisal. Lease agreement should not be require. Please see attachment - Seller-06/18/2021	Resolved-1007 provided for subject property rental income. - Due Diligence Vendor-06/21/2021 Resolved-Audited DTI of 26.25% is less than or equal to AUS DTI of 26.38% - Due Diligence Vendor-06/21/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$300,000.00	CO	Investment	Refinance	Cash Out - Other
494424643			C	B	C	A	C	B	A	A	Closed	FCOM8844	2021-06-08 23:13	2021-06-09 03:12	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/08/2021 Open-Final CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-06/08/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/08/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$300,000.00	CO	Investment	Refinance	Cash Out - Other
494418721			C	A	C	A	A	A	A	A	Closed	FCRE1437	2021-06-29 19:58	2021-06-29 21:04	Resolved	3 - Material	C	A	Credit	Income	Income and Employment Do Not Meet Guidelines
Resolved-Income and Employment Meet Guidelines - Due Diligence Vendor-06/29/2021
Ready for Review-Document Uploaded. Per the Fannie Mae Selling Guide B1-1-03 under 'Allowable Age of Federal Income Tax Returns', the "most recent year's" tax return is defined as the last return scheduled to have been filed with the IRS. This loan closed on April XX, 2021. Therefore, the most recent year's tax return is 2019 which is in the file. Per Fannie Mae's Lender Letter LL-2021-03, Impact of COVID-19 on Originations, under 'Requirements for borrowers using self-employment to qualify', an unaudited year-to-date profit and loss statement signed by the borrower reporting business revenue, expenses, and net income up to and including the most recent month preceding the loan application date, and three business depository account(s)statements no older than the latest three months represented on the year-to-date profit and loss statement would be required. Application date is 2/XX/2021. The file contains the 2021 YTD P&L covering the months of January and February 2021 and business bank statements covering the months of December 2020, January 2021, and February 2021. - Seller-06/29/2021
Open-Missing income documentation for prior year (2020) as required per Program Guidelines.  File includes 2021 P&L and 2019 K-1 for XXX.  Unable to verify prior year income due to missing documentation. - Due Diligence Vendor-06/03/2021
Open-Income and Employment Do Not Meet Guidelines - Due Diligence Vendor-06/03/2021

Ready for Review-Document Uploaded. Per the Fannie Mae Selling Guide B1-1-03 under 'Allowable Age of Federal Income Tax Returns', the "most recent year's" tax return is defined as the last return scheduled to have been filed with the IRS. This loan closed on April XX, 2021. Therefore, the most recent year's tax return is 2019 which is in the file. Per Fannie Mae's Lender Letter LL-2021-03, Impact of COVID-19 on Originations, under 'Requirements for borrowers using self-employment to qualify', an unaudited year-to-date profit and loss statement signed by the borrower reporting business revenue, expenses, and net income up to and including the most recent month preceding the loan application date, and three business depository account(s)statements no older than the latest three months represented on the year-to-date profit and loss statement would be required. Application date is 2/XX/2021. The file contains the 2021 YTD P&L covering the months of January and February 2021 and business bank statements covering the months of December 2020, January 2021, and February 2021. - Seller-06/29/2021

																								Resolved-Income and Employment Meet Guidelines - Due Diligence Vendor-06/29/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$75,600.00	TN	Investment	Purchase	NA
494441460			D	A	D	A	A	A	A	A	Closed	FCRE1964	2021-06-11 19:10	2021-06-11 19:34	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing income documentation
Resolved-Client provided XXX report showing estimated rent.  As this is not being delivered to FHLMC, any form of estimated rent amount would suffice. - Due Diligence Vendor-06/11/2021
Ready for Review-The estimated gross rent is required for delivery to Freddie Mac purposes, not for qualification purpose and is not required as per AUS finding. Please see attached XXX rent estimate as a 3rd party source. - Seller-06/11/2021
Open-Per FHLMC Selling Guide Chapter 5306, Section F, estimated gross rents are required for investment property, regardless if income is used to qualify. File does not contain an appropriate anticipated figure from 1007, borrower statement, or lease agreement. - Due Diligence Vendor-06/11/2021
																							Ready for Review-The estimated gross rent is required for delivery to Freddie Mac purposes, not for qualification purpose and is not required as per AUS finding. Please see attached XXX rent estimate as a 3rd party source. - Seller-06/11/2021	Resolved-Client provided XXX report showing estimated rent. As this is not being delivered to FHLMC, any form of estimated rent amount would suffice. - Due Diligence Vendor-06/11/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$78,960.00	TN	Investment	Purchase	NA
494412812			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-06-08 02:33	2021-06-15 16:26	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/15/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/08/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/15/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$262,500.00	TX	Investment	Purchase	NA
494440016			D	A	C	A	A	A	D	A	Closed	FCRE1186	2021-06-14 12:51	2021-06-15 19:54	Resolved	3 - Material	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI	Resolved-Client provided updated DU showing Approve/Eligible. No income was used to offset subject and all other data points remain constant. Audited DTI within 3% of qualifying DTI. - Due Diligence Vendor-06/15/2021 Ready for Review-See attached AUS showing DTI of 47 with no REO income used in qualifying - Seller-06/14/2021 Open-Audited DTI of 47.14% exceeds AUS DTI of 35.39% . Evidence of subject property rental income was not provided. - Due Diligence Vendor-06/10/2021	Ready for Review-See attached AUS showing DTI of 47 with no REO income used in qualifying - Seller-06/14/2021	Resolved-Client provided updated DU showing Approve/Eligible. No income was used to offset subject and all other data points remain constant. Audited DTI within 3% of qualifying DTI. - Due Diligence Vendor-06/15/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$299,250.00	NV	Investment	Purchase	NA
494440016			D	A	C	A	A	A	D	A	Closed	FPRO1244	2021-06-10 13:24	2021-06-11 15:29	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/11/2021 Open-Third party valuation product required. - Due Diligence Vendor-06/10/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/11/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$299,250.00	NV	Investment	Purchase	NA
494416291			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-06-04 16:17	2021-06-12 14:33	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/12/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.7) - Due Diligence Vendor-06/04/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/12/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$294,215.00	NJ	Investment	Refinance	Rate and Term
494448030			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-06-10 22:18	2021-06-11 15:58	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/11/2021 Open-Third party valuation report required. - Due Diligence Vendor-06/10/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/11/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$159,000.00	NY	Investment	Purchase	NA
494431975			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$335,750.00	NJ	Investment	Purchase	NA
494421148			D	A	D	A	A	A	A	A	Closed	FCRE1319	2021-06-17 14:45	2021-06-21 15:43	Resolved	3 - Material	D	A	Credit	Missing Doc - Income	Borrower 1 Personal Tax Returns Missing	Resolved-Tax Returns provided as required. - Due Diligence Vendor-06/21/2021 Resolved-Borrower 1 Personal Tax Returns Provided - Due Diligence Vendor-06/21/2021 Ready for Review-See attached personal tax returns - Seller-06/17/2021 Open-Provide schedule E and pages 1&2 at a minimum to verify net rents. Utilized approval rents for approval until received. - Due Diligence Vendor-06/09/2021 Open-Borrower 1 Personal Tax Returns Missing - Due Diligence Vendor-06/03/2021	Ready for Review-See attached personal tax returns - Seller-06/17/2021	Resolved-Tax Returns provided as required. - Due Diligence Vendor-06/21/2021 Resolved-Borrower 1 Personal Tax Returns Provided - Due Diligence Vendor-06/21/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$155,000.00	CA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494421148			D	A	D	A	A	A	A	A	Closed	FCRE1322	2021-06-17 14:46	2021-06-21 15:43	Resolved	3 - Material	D	A	Credit	Missing Doc - Income	Borrower 1 Business Tax Returns Missing	Resolved-Tax Returns provided as required. - Due Diligence Vendor-06/21/2021 Resolved-Borrower 1 Business Tax Returns Provided - Due Diligence Vendor-06/21/2021 Ready for Review-See attached business return including K1 - Seller-06/17/2021 Open-Borrower 1 Business Tax Returns Missing - Due Diligence Vendor-06/03/2021	Ready for Review-See attached business return including K1 - Seller-06/17/2021	Resolved-Tax Returns provided as required. - Due Diligence Vendor-06/21/2021 Resolved-Borrower 1 Business Tax Returns Provided - Due Diligence Vendor-06/21/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$155,000.00	CA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494421148			D	A	D	A	A	A	A	A	Closed	FCRE1292	2021-06-17 14:46	2021-06-21 15:43	Resolved	3 - Material	C	A	Credit	Income	Income 1 Months Income Verified is Missing	Resolved-Tax Returns provided as required. - Due Diligence Vendor-06/21/2021 Resolved-Income 1 Months Income Verified is Missing - Due Diligence Vendor-06/21/2021 Ready for Review-See attached personal and business tax returns - Seller-06/17/2021 Open-Income 1 Months Income Verified is Missing. Pending personal and business tax returns for B1. - Due Diligence Vendor-06/11/2021	Ready for Review-See attached personal and business tax returns - Seller-06/17/2021	Resolved-Tax Returns provided as required. - Due Diligence Vendor-06/21/2021 Resolved-Income 1 Months Income Verified is Missing - Due Diligence Vendor-06/21/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$155,000.00	CA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494437358			B	B	A	A	A	A	B	B	Closed	FPRO1498	2021-06-04 15:30	2021-06-11 02:05	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/11/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/10/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/11/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$153,000.00	GA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494437479			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$385,000.00	CA	Investment	Refinance	Cash Out - Other
494429152			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$331,200.00	CA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494416790			C	B	A	A	B	B	C	A	Closed	FPRO9939	2021-06-05 00:02	2021-06-10 17:44	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.2) - Due Diligence Vendor-06/05/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$111,750.00	TX	Investment	Refinance	Cash Out - Other
494416790			C	B	A	A	B	B	C	A	Closed	FCOM8844	2021-06-03 23:08	2021-06-09 22:09	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/09/2021 Open-Final CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-06/09/2021 Open- - Due Diligence Vendor-06/09/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/09/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$111,750.00	TX	Investment	Refinance	Cash Out - Other
494422924			C	A	C	A	A	A	C	A	Closed	FPRO9939	2021-06-04 17:49	2021-06-10 17:46	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 4) - Due Diligence Vendor-06/04/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$167,000.00	CA	Investment	Purchase	NA
494413080			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-06-04 21:28	2021-06-14 14:16	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 48) - Due Diligence Vendor-06/04/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$367,730.00	CA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494409612			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$299,700.00	CA	Investment	Purchase	NA
494414645			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$182,250.00	TX	Investment	Purchase	NA
494439942			D	A	D	A	A	A	A	A	Closed	FCRE1437	2021-06-21 18:39	2021-06-21 19:34	Resolved	3 - Material	C	A	Credit	Income	Income and Employment Do Not Meet Guidelines
Resolved-Documents to verify full PITIA on non subject rental properties provided. - Due Diligence Vendor-06/21/2021
Ready for Review-See attached closing disclosures for REO property located at XXX. - Seller-06/21/2021
Open-Income and Employment Do Not Meet Guidelines - Due Diligence Vendor-06/15/2021
Open-All properties (primary and REO) were concurrently being refinanced at the same time.  Still need new payment statements (CD or settlement statement or mortgage statement or system generated payment information) for the following properties:  XXX. - Due Diligence Vendor-06/10/2021
Ready for Review-See attached mortgage statements for REO properties. REO located at XXX has no mortgage, T&I docs included - Seller-06/10/2021
Open-Income and Employment Do Not Meet Guidelines, missing documentation to verify non subject REO properties PITIA. - Due Diligence Vendor-06/08/2021
																							Ready for Review-See attached closing disclosures for REO property located at XXX. - Seller-06/21/2021 Ready for Review-See attached mortgage statements for REO properties. REO located at XXX has no mortgage, T&I docs included - Seller-06/10/2021	Resolved-Documents to verify full PITIA on non subject rental properties provided. - Due Diligence Vendor-06/21/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$83,000.00	CO	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494439942			D	A	D	A	A	A	A	A	Closed	FCRE1346	2021-06-15 20:03	2021-06-15 20:48	Resolved	3 - Material	D	A	Credit	Missing Doc - Income	Borrower 1 1040 Schedule E Missing	Resolved-Borrower 1 1040 Schedule E Provided. Business and personal returns provided for the respective properties in REO. No issues with the income aspect of the rental calculations. - Due Diligence Vendor-06/15/2021 Ready for Review-See attached business and personal tax returns - Seller-06/15/2021 Open-Borrower 1 2019 1040 Schedule E Missing. Unable to verify rental income. - Due Diligence Vendor-06/03/2021	Ready for Review-See attached business and personal tax returns - Seller-06/15/2021	Resolved-Borrower 1 1040 Schedule E Provided. Business and personal returns provided for the respective properties in REO. No issues with the income aspect of the rental calculations. - Due Diligence Vendor-06/15/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$83,000.00	CO	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494405260			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$380,000.00	MD	Investment	Refinance	Rate and Term
494430301			C	A	C	A	A	A	A	A	Closed	FCRE1320	2021-06-11 13:58	2021-06-11 15:59	Resolved	3 - Material	C	A	Credit	Income	Borrower 1 Personal Tax Returns Less Than 24 Months Provided
Resolved-Client provided updated AUS with LP instead of DU that was in the original file.  All data is reconfirmed in LP that was in prior DU approval.  New LP calls for one year of tax returns instead of 2.  No further issues. - Due Diligence Vendor-06/11/2021

Ready for Review-Please see attached AUS findings, appears loan was qualified through LP, not DU.  Per findings (page 3), only one year is required if business has been active for five years or more.  Per CPA letter (attached), it has been in business for seven years, therefore only 1 year tax returns is required. Thank you. - Seller-06/11/2021

Open-Borrower 1 Personal Tax Returns Less Than 24 Months Provided, AUS requires most recent two-year tax returns with all schedules.  - Due Diligence Vendor-06/08/2021
																							Ready for Review-Please see attached AUS findings, appears loan was qualified through LP, not DU. Per findings (page 3), only one year is required if business has been active for five years or more. Per CPA letter (attached), it has been in business for seven years, therefore only 1 year tax returns is required. Thank you. - Seller-06/11/2021	Resolved-Client provided updated AUS with LP instead of DU that was in the original file. All data is reconfirmed in LP that was in prior DU approval. New LP calls for one year of tax returns instead of 2. No further issues. - Due Diligence Vendor-06/11/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$520,000.00	CA	Investment	Refinance	Cash Out - Other
494430301			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-06-10 19:45	2021-06-10 19:52	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Hazard Insurance Coverage Amount of $XXX is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of XXX- Due Diligence Vendor-06/10/2021 Ready for Review-Hazard Insurance Policy has been received and uploaded.”Kindly refer to page 4 of the HOI for Replacement Cost Coverage.” - Seller-06/10/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s). - Due Diligence Vendor-06/09/2021	Ready for Review-Hazard Insurance Policy has been received and uploaded.”Kindly refer to page 4 of the HOI for Replacement Cost Coverage.” - Seller-06/10/2021	Resolved-Hazard Insurance Coverage Amount of XXX is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $XXX - Due Diligence Vendor-06/10/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$520,000.00	CA	Investment	Refinance	Cash Out - Other
494424544			C	A	C	A	A	A	A	A	Closed	FCRE1186	2021-06-14 18:18	2021-06-16 15:06	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI	Resolved-Audited DTI of 37.71% is less than or equal to AUS DTI of 37.71%. Updated AUS provided to include the necessary debt load. All info within re-verified as accurate. No further issues. - Due Diligence Vendor-06/16/2021 Ready for Review-Please see attached updated AUS, thank you - Seller-06/14/2021 Open-Audited DTI of 38.98% exceeds AUS DTI of 23.01%. DTI variance due to consumer debt of $2083 in monthly payments included in DTI calculation. AUS shows $0.00 in all other payments as well as 4 accounts omitted and missing documentation to support omission. - Due Diligence Vendor-06/08/2021	Ready for Review-Please see attached updated AUS, thank you - Seller-06/14/2021	Resolved-Audited DTI of 37.71% is less than or equal to AUS DTI of 37.71%. Updated AUS provided to include the necessary debt load. All info within re-verified as accurate. No further issues. - Due Diligence Vendor-06/16/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$270,400.00	TX	Investment	Purchase	NA
494432830			C	B	A	A	B	B	C	A	Closed	FPRO9939	2021-06-07 16:38	2021-06-14 01:12	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.7) - Due Diligence Vendor-06/07/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$120,000.00	WI	Investment	Refinance	Cash Out - Other
494432830			C	B	A	A	B	B	C	A	Closed	FCOM8844	2021-06-07 16:34	2021-06-09 03:24	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/09/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file - Due Diligence Vendor-06/07/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/09/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$120,000.00	WI	Investment	Refinance	Cash Out - Other
494417354			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-06-08 15:13	2021-06-16 17:05	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/16/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/08/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/16/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$116,225.00	AR	Investment	Purchase	NA
494433576			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-06-08 16:47	2021-06-14 14:20	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/08/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$142,250.00	CA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494414196			B	B	A	A	A	A	B	B	Closed	FPRO1498	2021-06-08 18:00	2021-06-09 22:13	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/09/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/08/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/09/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$195,000.00	CA	Investment	Refinance	Rate and Term
494448319			C	B	C	A	B	B	C	A	Closed	FCRE1168	2021-06-11 18:47	2021-06-11 19:28	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Policy is guaranteed to replace 100% of all building costs. - Due Diligence Vendor-06/11/2021 Resolved-Hazard Insurance Coverage Amount of$XXX is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $XXX - Due Diligence Vendor-06/11/2021 Ready for Review-See page 4 for Replacement Cost - Seller-06/11/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s). - Due Diligence Vendor-06/09/2021	Ready for Review-See page 4 for Replacement Cost - Seller-06/11/2021	Resolved-Policy is guaranteed to replace 100% of all building costs. - Due Diligence Vendor-06/11/2021 Resolved-Hazard Insurance Coverage Amount of $XXX is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $XXX. - Due Diligence Vendor-06/11/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$226,000.00	NJ	Investment	Refinance	Cash Out - Other
494448319			C	B	C	A	B	B	C	A	Closed	FPRO9939	2021-06-08 00:16	2021-06-11 12:51	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/11/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.4) - Due Diligence Vendor-06/08/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/11/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$226,000.00	NJ	Investment	Refinance	Cash Out - Other
494448319			C	B	C	A	B	B	C	A	Closed	FCOM8844	2021-06-08 00:12	2021-06-09 03:19	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/09/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-06/08/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/09/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$226,000.00	NJ	Investment	Refinance	Cash Out - Other
494418974			B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-06-07 14:07	2021-06-09 22:18	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/09/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-06/07/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/09/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$402,000.00	CA	Investment	Refinance	Cash Out - Other
494449577			D	A	D	A	A	A	C	A	Closed	FPRO5405	2021-06-08 20:05	2021-06-29 03:14	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/29/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/08/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/29/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$265,000.00	CO	Investment	Purchase	NA
494449577			D	A	D	A	A	A	C	A	Closed	FCRE1764	2021-06-16 14:12	2021-06-21 15:09	Cured	3 - Material	D	A	Credit	Missing Doc	Missing Verification of Mortgage	Cured-CDs provided showing recent purchase #X and recent refi #X with no prior MTG for said properties. - Due Diligence Vendor-06/21/2021 Ready for Review-Please see attached closing disclosures for property located at XXX showing a monthly payment of 2092.86 & property located at XXX showing a monthly payment of $1,134. - Seller-06/16/2021 Open-Missing verification of mortgage for the following REOs: XXX - Due Diligence Vendor-06/03/2021	Ready for Review-Please see attached closing disclosures for property located at XXX showing a monthly payment of 2092.86 & property located at XXX showing a monthly payment of $1,134. - Seller-06/16/2021	Cured-CDs provided showing recent purchase #B and recent refi #D with no prior MTG for said properties. - Due Diligence Vendor-06/21/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$265,000.00	CO	Investment	Purchase	NA
494442432			D	A	A	A	D	A	C	A	Closed	FCOM1544	2021-06-11 19:46	2021-06-15 19:58	Resolved	3 - Material	D	A	Compliance	Missing Doc - CD	TRID: Missing Final Closing Disclosure	Resolved-Loan closed in an escrow state (NV) where the initial PCCD is essentially the funding CD. No issues found with PCCD provided. - Due Diligence Vendor-06/15/2021 Ready for Review-Escrow State - Final PCCD was found in the file and has been provided with the Final Settlement Statement - Seller-06/11/2021 Open-TRID: Missing Final Closing Disclosure - Due Diligence Vendor-06/07/2021	Ready for Review-Escrow State - Final PCCD was found in the file and has been provided with the Final Settlement Statement - Seller-06/11/2021	Resolved-Loan closed in an escrow state (NV) where the initial PCCD is essentially the funding CD. No issues found with PCCD provided. - Due Diligence Vendor-06/15/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$111,000.00	NV	Investment	Purchase	NA
494442432			D	A	A	A	D	A	C	A	Closed	FPRO5405	2021-06-10 22:23	2021-06-15 17:03	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/15/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/10/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/15/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$111,000.00	NV	Investment	Purchase	NA
494424594			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-06-07 17:13	2021-06-14 14:28	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/07/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$217,500.00	TN	Investment	Purchase	NA
494419184			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-06-07 17:50	2021-06-14 14:31	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.8) - Due Diligence Vendor-06/07/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$340,000.00	MA	Investment	Purchase	NA
494437120			D	A	D	A	A	A	C	A	Closed	FPRO9939	2021-06-08 22:10	2021-06-10 17:51	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.6) - Due Diligence Vendor-06/08/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$176,478.00	FL	Investment	Purchase	NA
494411641			D	B	A	A	D	B	C	A	Closed	FPRO5405	2021-06-07 19:36	2021-06-14 14:34	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/07/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$300,000.00	CA	Investment	Refinance	Cash Out - Other
494411641			D	B	A	A	D	B	C	A	Closed	FCOM8844	2021-06-07 18:31	2021-06-11 15:37	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/11/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-06/07/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/11/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$300,000.00	CA	Investment	Refinance	Cash Out - Other
494415369			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$206,250.00	NJ	Investment	Refinance	Cash Out - Other
494467243			D	B	A	A	D	B	A	A	Closed	FCOM1220	2021-06-22 16:18	2021-06-22 17:23	Resolved	3 - Material	D	A	Compliance	Missing Doc - Closing Package	The Deed of Trust is Missing	Resolved-The Deed of Trust is Present - Due Diligence Vendor-06/22/2021 Ready for Review-See attached - Seller-06/22/2021 Open-Subject Deed not in file. - Due Diligence Vendor-06/09/2021 Open-The Deed of Trust is Missing - Due Diligence Vendor-06/09/2021	Ready for Review-See attached - Seller-06/22/2021	Resolved-The Deed of Trust is Present - Due Diligence Vendor-06/22/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$285,750.00	MD	Investment	Refinance	Cash Out - Other
494467243			D	B	A	A	D	B	A	A	Closed	FCOM8844	2021-06-08 13:30	2021-06-10 02:19	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/10/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-06/08/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/10/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$285,750.00	MD	Investment	Refinance	Cash Out - Other
494426905			D	B	A	A	D	B	B	B	Closed	FCOM8844	2021-06-08 01:59	2021-06-13 23:12	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/13/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-06/12/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/13/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$240,000.00	CA	Investment	Refinance	Cash Out - Other
494426905			D	B	A	A	D	B	B	B	Closed	FPRO1498	2021-06-08 01:49	2021-06-13 23:12	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/13/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/12/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/08/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/13/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$240,000.00	CA	Investment	Refinance	Cash Out - Other
494430988			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-06-08 23:44	2021-06-10 19:15	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 4.6) - Due Diligence Vendor-06/08/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$104,000.00	VA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494415858			B	B	A	A	A	A	B	B	Closed	FPRO1498	2021-06-07 19:05	2021-06-10 03:18	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/10/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/07/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/10/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$163,950.00	AZ	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494427161			B	B	A	A	A	A	B	B	Closed	FPRO1498	2021-06-07 19:43	2021-06-10 03:12	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/10/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/07/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/10/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$196,500.00	AZ	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494413089			B	B	A	A	A	A	B	B	Closed	FPRO1498	2021-06-07 21:27	2021-06-13 23:12	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/13/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/12/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/13/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$471,184.00	CA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494416386			D	A	D	A	A	A	C	A	Closed	FCRE1964	2021-06-18 14:11	2021-06-21 17:00	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing income documentation	Resolved-Full PITIA documentation provided. - Due Diligence Vendor-06/21/2021 Ready for Review-Please see attached CD and first payment letter to verify that taxes and insurance are included in mortgage payment on Montgomery property. - Seller-06/18/2021 Open-File does not contain evidence mortgage payment for existing investment property includes escrows- if not, re-calculation will be required. - Due Diligence Vendor-06/07/2021	Ready for Review-Please see attached CD and first payment letter to verify that taxes and insurance are included in mortgage payment on Montgomery property. - Seller-06/18/2021	Resolved-Full PITIA documentation provided. - Due Diligence Vendor-06/21/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$168,666.00	NY	Investment	Purchase	NA
494416386			D	A	D	A	A	A	C	A	Closed	FPRO5405	2021-06-08 14:12	2021-06-14 14:39	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/08/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$168,666.00	NY	Investment	Purchase	NA
494417970			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-06-09 16:09	2021-06-14 14:43	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/09/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$387,000.00	CA	Investment	Refinance	Rate and Term
494413086			B	B	A	A	A	A	B	B	Closed	FPRO1498	2021-06-06 21:30	2021-06-11 02:22	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/11/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/06/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/11/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$154,150.00	NV	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494413460			C	A	C	A	A	A	C	A	Closed	FPRO5405	2021-06-06 23:20	2021-06-10 19:18	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/06/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$596,850.00	CO	Investment	Purchase	NA
494413460			C	A	C	A	A	A	C	A	Closed	FCRE1168	2021-06-07 15:55	2021-06-09 17:30	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Replacement cost estimate provided to show cost to rebuild at $XXX.  Policy coverage is $XXX.  No further issues. - Due Diligence Vendor-06/09/2021
Resolved-Hazard Insurance Coverage Amount of $XXX is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $XXX - Due Diligence Vendor-06/09/2021
Ready for Review-XXX insurance sends rebuilt cost estimate on insurance policy see attached Estimate rebuilding cost - Seller-06/07/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $412000 is less than all Subject Lien(s). - Due Diligence Vendor-06/07/2021
																							Ready for Review-XXX insurance sends rebuilt cost estimate on insurance policy see attached Estimate rebuilding cost - Seller-06/07/2021	Resolved-Replacement cost estimate provided to show cost to rebuild at $XXX. Policy coverage is $XXX. No further issues. - Due Diligence Vendor-06/09/2021 Resolved-Hazard Insurance Coverage Amount of $XXX is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $XXX - Due Diligence Vendor-06/09/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$596,850.00	CO	Investment	Purchase	NA
494450267			C	B	A	A	B	B	C	A	Closed	FPRO9939	2021-06-08 17:05	2021-06-14 14:45	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.9) - Due Diligence Vendor-06/08/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$109,200.00	TX	Investment	Refinance	Cash Out - Other
494450267			C	B	A	A	B	B	C	A	Closed	FCOM8844	2021-06-04 20:19	2021-06-09 03:18	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/09/2021 Open-Borrower received $57,960.62 at closing. Unable to determine if the funds were used for a business purpose. - Due Diligence Vendor-06/04/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/09/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$109,200.00	TX	Investment	Refinance	Cash Out - Other
494470210			C	B	C	A	B	B	A	A	Closed	FCRE1168	2021-06-10 20:14	2021-06-10 20:26	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Hazard Insurance Coverage Amount of $XXX is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $XXX - Due Diligence Vendor-06/10/2021 Ready for Review-Replacement Cost Estimator Attached - Seller-06/10/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $230600 is less than all Subject Lien(s). - Due Diligence Vendor-06/10/2021	Ready for Review-Replacement Cost Estimator Attached - Seller-06/10/2021	Resolved-Hazard Insurance Coverage Amount of $XXX is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $XXX - Due Diligence Vendor-06/10/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$243,750.00	AZ	Investment	Refinance	Cash Out - Other
494470210			C	B	C	A	B	B	A	A	Closed	FCOM8844	2021-06-08 21:03	2021-06-10 03:00	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/10/2021 Open-Borrower received $99,202.66 cash on hand, prior mortgage was paid at closing. No other debts paid. - Due Diligence Vendor-06/08/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/10/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$243,750.00	AZ	Investment	Refinance	Cash Out - Other
494426919			D	A	D	A	A	A	C	A	Closed	FCRE7497	2021-06-17 20:19	2021-06-21 16:01	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Provided to clear as conditioned. - Due Diligence Vendor-06/21/2021 Ready for Review-Please see attached mortgage statement showing that monthly payment includes taxes and insurance. - Seller-06/17/2021 Open-Missing taxes and P&I for XXX - Due Diligence Vendor-06/04/2021	Ready for Review-Please see attached mortgage statement showing that monthly payment includes taxes and insurance. - Seller-06/17/2021	Resolved-Provided to clear as conditioned. - Due Diligence Vendor-06/21/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$200,000.00	NV	Investment	Purchase	NA
494426919			D	A	D	A	A	A	C	A	Closed	FPRO9939	2021-06-07 16:23	2021-06-21 16:00	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Provided Or CU Score Is Less Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Required (CU Score Is 3) - Due Diligence Vendor-06/21/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/15/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3) - Due Diligence Vendor-06/07/2021		Resolved-CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Provided Or CU Score Is Less Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Required (CU Score Is 3) - Due Diligence Vendor-06/21/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/15/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$200,000.00	NV	Investment	Purchase	NA
494426919			D	A	D	A	A	A	C	A	Closed	FCRE1191	2021-06-17 17:51	2021-06-21 16:00	Resolved	3 - Material	C	A	Credit	Eligibility	Audited Reserves are less than AUS Required Reserves (Dollar Amount)	Resolved-Audited Reserves of 328707.27 are greater than or equal to AUS Required Reserves of 11737.57 - Due Diligence Vendor-06/21/2021 Ready for Review-The HUD statement is located in the file. Please see attached statement showing amount due to seller $476,350 - Seller-06/17/2021 Open-Audited Reserves of -129122.87 are less than AUS Required Reserves of 11737.57. Missing evidence to support net equity assets listed on AUS. - Due Diligence Vendor-06/14/2021	Ready for Review-The HUD statement is located in the file. Please see attached statement showing amount due to seller $476,350 - Seller-06/17/2021	Resolved-Audited Reserves of 328707.27 are greater than or equal to AUS Required Reserves of 11737.57 - Due Diligence Vendor-06/21/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$200,000.00	NV	Investment	Purchase	NA
494426919			D	A	D	A	A	A	C	A	Closed	FCRE1491	2021-06-17 17:55	2021-06-21 16:00	Resolved	3 - Material	C	A	Credit	Assets	Asset Qualification Does Not Meet Guideline Requirements	Resolved-Asset Qualification Does Not Meet Guideline Requirements - Due Diligence Vendor-06/21/2021 Ready for Review-The HUD statement is located in the file. Please see attached statement showing amount due to seller $476,350 - Seller-06/17/2021 Open-Asset Qualification Does Not Meet Guideline Requirements, missing evidence to support assets of $477150.28 listed on AUS as net equity. - Due Diligence Vendor-06/14/2021	Ready for Review-The HUD statement is located in the file. Please see attached statement showing amount due to seller $476,350 - Seller-06/17/2021	Resolved-Asset Qualification Does Not Meet Guideline Requirements - Due Diligence Vendor-06/21/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$200,000.00	NV	Investment	Purchase	NA
494417573			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$480,000.00	CA	Investment	Refinance	Rate and Term
494416442			D	B	A	A	D	B	B	B	Closed	FCOM8844	2021-06-09 01:36	2021-06-15 14:37	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/15/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-06/09/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/15/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$300,000.00	OR	Investment	Refinance	Cash Out - Other
494416442			D	B	A	A	D	B	B	B	Closed	FPRO1498	2021-06-08 23:45	2021-06-11 19:24	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/11/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/11/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/09/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/08/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/08/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/11/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$300,000.00	OR	Investment	Refinance	Cash Out - Other
494448867			C	A	C	A	A	A	C	A	Closed	FCRE1191	2021-06-14 14:57	2021-06-16 15:07	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than AUS Required Reserves (Dollar Amount)
Resolved-Audited Reserves of 17300 are greater than or equal to AUS Required Reserves of 4926.04. Bridge loan provided that was used in LP. - Due Diligence Vendor-06/16/2021
Ready for Review-See attached bridge loan modification showing proceeds of 33k. Proceeds along with XXX assets meet reserve requirements. - Seller-06/14/2021
Open-Assets of $11,125.01 from 2 XXX Accounts (XXX AND XXX).Total needed is $34,640.69 - . $29, 174.65 AND required reserves  of $4,926.04, per LP - Due Diligence Vendor-06/10/2021
Open-Audited Reserves of -16699.35 are less than AUS Required Reserves of 4926.04 - Due Diligence Vendor-06/10/2021
																							Ready for Review-See attached bridge loan modification showing proceeds of 33k. Proceeds along with XXX assets meet reserve requirements. - Seller-06/14/2021	Resolved-Audited Reserves of 17300 are greater than or equal to AUS Required Reserves of 4926.04. Bridge loan provided that was used in LP. - Due Diligence Vendor-06/16/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$92,000.00	TN	Investment	Purchase	NA
494448867			C	A	C	A	A	A	C	A	Closed	FPRO5405	2021-06-07 17:54	2021-06-15 16:09	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/15/2021
Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/12/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/07/2021
																								Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/15/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/12/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$92,000.00	TN	Investment	Purchase	NA
494448867			C	A	C	A	A	A	C	A	Closed	FCRE1491	2021-06-14 14:57	2021-06-15 16:09	Resolved	3 - Material	C	A	Credit	Assets	Asset Qualification Does Not Meet Guideline Requirements	Resolved-Asset Qualification Meets Guideline Requirements. Bridge loan provided that was used in LP. - Due Diligence Vendor-06/15/2021 Ready for Review-See attached bridge loan modification showing proceeds of 33k. Proceeds along with XXX assets meet reserve requirements. - Seller-06/14/2021 Open-Assets of $11,125.01 from 2 XXX Accounts (XXX).Total needed is $34,640.69 - . $29, 174.65 AND required reserves of $4,926.04, per LP - Due Diligence Vendor-06/10/2021	Ready for Review-See attached bridge loan modification showing proceeds of 33k. Proceeds along with XXX assets meet reserve requirements. - Seller-06/14/2021	Resolved-Asset Qualification Meets Guideline Requirements. Bridge loan provided that was used in LP. - Due Diligence Vendor-06/15/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$92,000.00	TN	Investment	Purchase	NA
494423492			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-06-09 23:22	2021-06-14 14:50	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.6) - Due Diligence Vendor-06/09/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$430,000.00	CA	Investment	Purchase	NA
494410189			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$471,000.00	CA	Investment	Purchase	NA
494428188			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-06-10 23:46	2021-06-14 01:22	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021 Open-Third party valuation product required. - Due Diligence Vendor-06/10/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$101,250.00	TN	Investment	Purchase	NA
494409159			B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-06-08 17:35	2021-06-11 19:57	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/11/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-06/08/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/11/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$162,000.00	AZ	Investment	Refinance	Cash Out - Other
494425866			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$548,000.00	NY	Investment	Refinance	Cash Out - Other
494424585			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-06-07 17:03	2021-06-14 14:53	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 5) - Due Diligence Vendor-06/07/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$548,250.00	TX	Investment	Purchase	NA
494418070			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-06-10 03:08	2021-06-14 15:01	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021 Open-Third party valuation report required. - Due Diligence Vendor-06/10/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$145,000.00	CA	Investment	Refinance	Rate and Term
494416751			C	A	C	A	A	A	A	A	Closed	FCRE1456	2021-06-21 19:27	2021-06-21 19:51	Resolved	3 - Material	C	A	Credit	Assets	Asset 2 Less Than 2 Months Verified
Resolved-Only one month required. - Due Diligence Vendor-06/21/2021
Ready for Review-See attached asset documentation. Per AUS total amount of funds needed to close is 9,133.74 with total reserves of 12,275. XXX account XXX is verified with 2 months asset statements totaling 19,809.59. Total amount of reserves is verified by XXX account XXX totaling 467,734. Per AUS if the retirement account is only for reserves this account may be verified by a current statement rather than 2 months statements as needed for funds to close. - Seller-06/21/2021
Open-Asset 2 Less Than 2 Months Verified and required per DU approval.  - Due Diligence Vendor-06/10/2021
																							Ready for Review-See attached asset documentation. Per AUS total amount of funds needed to close is 9,133.74 with total reserves of 12,275. XXX account 6195 is verified with 2 months asset statements totaling 19,809.59. Total amount of reserves is verified by XXX account XXX totaling 467,734. Per AUS if the retirement account is only for reserves this account may be verified by a current statement rather than 2 months statements as needed for funds to close. - Seller-06/21/2021	Resolved-Only one month required. - Due Diligence Vendor-06/21/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$330,000.00	GA	Investment	Refinance	Rate and Term
494472911			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-06-11 14:11	2021-06-14 15:03	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/11/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$164,000.00	TX	Investment	Refinance	Rate and Term
494414158			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$200,000.00	CA	Investment	Purchase	NA
494413015			B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-06-08 18:52	2021-06-10 03:10	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/10/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-06/08/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/10/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$330,750.00	AZ	Investment	Refinance	Cash Out - Other
494454135			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$255,000.00	FL	Investment	Purchase	NA
494409430			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$129,000.00	NV	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494443188			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-06-10 03:17	2021-06-10 17:55	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021 Open-Third party valuation product required. - Due Diligence Vendor-06/10/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/10/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$494,000.00	CA	Investment	Refinance	Rate and Term
494414790			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-06-13 23:15	2021-06-14 15:05	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/13/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$226,500.00	NV	Investment	Purchase	NA
494413321			B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-06-08 21:25	2021-06-11 02:25	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/10/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-06/08/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/10/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$133,700.00	GA	Investment	Refinance	Cash Out - Other
494428919			B	B	A	A	A	A	B	B	Closed	FPRO1498	2021-06-08 12:31	2021-06-13 23:17	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/13/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/12/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/13/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$345,000.00	CA	Investment	Refinance	Rate and Term
494413315			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-06-08 19:25	2021-06-14 15:08	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.8) - Due Diligence Vendor-06/08/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$114,500.00	CO	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494421796			D	B	D	A	B	B	A	A	Closed	FCRE7497	2021-06-18 15:26	2021-06-21 17:09	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Docs provided to verify T&I as conditioned and supports amounts utilized. - Due Diligence Vendor-06/21/2021 Ready for Review-See attached HOI & Property report to confirm insurance and tax amount for REO located at XXX - Seller-06/18/2021 Open-Documentation supporting T & I on primary residence not located - Due Diligence Vendor-06/08/2021	Ready for Review-See attached HOI & Property report to confirm insurance and tax amount for REO located at XXX - Seller-06/18/2021	Resolved-Docs provided to verify T&I as conditioned and supports amounts utilized. - Due Diligence Vendor-06/21/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$346,500.00	CA	Investment	Refinance	Cash Out - Other
494421796			D	B	D	A	B	B	A	A	Closed	FCOM8844	2021-06-08 14:34	2021-06-11 02:27	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/11/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-06/08/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/11/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$346,500.00	CA	Investment	Refinance	Cash Out - Other
494413790			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$548,000.00	CA	Investment	Purchase	NA
494424749			D	A	A	A	D	A	D	A	Closed	FCOM1544	2021-06-15 20:30	2021-06-15 20:41	Resolved	3 - Material	D	A	Compliance	Missing Doc - CD	TRID: Missing Final Closing Disclosure	Resolved-TRID: Final Closing Disclosure Provided and is signed by the borrowers. - Due Diligence Vendor-06/15/2021 Ready for Review-See attached executed CD - Seller-06/15/2021 Open-Closing Disclosure in file dated same day as Closing is not executed. - Due Diligence Vendor-06/12/2021	Ready for Review-See attached executed CD - Seller-06/15/2021	Resolved-TRID: Final Closing Disclosure Provided and is signed by the borrowers. - Due Diligence Vendor-06/15/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$88,125.00	VA	Investment	Purchase	NA
494424749			D	A	A	A	D	A	D	A	Closed	FPRO1244	2021-06-12 07:51	2021-06-14 15:11	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021 Open-Third party valuation report required. - Due Diligence Vendor-06/12/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$88,125.00	VA	Investment	Purchase	NA
494411540			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-06-11 20:08	2021-06-14 15:13	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021 Open-Third party valuation report required. - Due Diligence Vendor-06/11/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$131,650.00	MA	Investment	Refinance	Rate and Term
494470222			C	B	C	A	B	B	A	A	Closed	FCRE1437	2021-06-14 21:09	2021-06-15 16:35	Resolved	3 - Material	C	A	Credit	Income	Income and Employment Do Not Meet Guidelines
Resolved-Income and Employment Meet Guidelines.  All requested property documentation has been provided as requested and match qualification. - Due Diligence Vendor-06/15/2021
Ready for Review-Properties located at XXX are free and clear ( Please see HOI policy showing that there is no mortgagee clause in addition to schedule E showing zero mortgage interest)
File contains mortgage statement for the property located at XXX.
Taxes and insurance are reported in the schedule E of 1040 form.
Please see attachments. - Seller-06/14/2021
Open-Income and Employment Do Not Meet Guidelines. Unable to verify rental income used to qualify. Missing mortgage statements for: XXX. - Due Diligence Vendor-06/08/2021
																							Ready for Review-Properties located at XXX are free and clear ( Please see HOI policy showing that there is no mortgagee clause in addition to schedule E showing zero mortgage interest) File contains mortgage statement for the property located at XXX. Taxes and insurance are reported in the schedule E of 1040 form. Please see attachments. - Seller-06/14/2021	Resolved-Income and Employment Meet Guidelines. All requested property documentation has been provided as requested and match qualification. - Due Diligence Vendor-06/15/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$213,000.00	AZ	Investment	Refinance	Cash Out - Other
494470222			C	B	C	A	B	B	A	A	Closed	FCRE1168	2021-06-11 19:44	2021-06-14 13:52	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Hazard Insurance Coverage Amount of $XXX is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of XXX - Due Diligence Vendor-06/11/2021 Ready for Review-RCE has been provided and uploaded. - Seller-06/11/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $178600 is less than all Subject Lien(s). - Due Diligence Vendor-06/11/2021	Ready for Review-RCE has been provided and uploaded. - Seller-06/11/2021	Resolved-Hazard Insurance Coverage Amount of $XXX is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $XXX0 - Due Diligence Vendor-06/11/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$213,000.00	AZ	Investment	Refinance	Cash Out - Other
494470222			C	B	C	A	B	B	A	A	Closed	FCOM8844	2021-06-08 19:00	2021-06-11 02:30	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-06/11/2021 Open-Borrower received $100,813.42 at closing, first mortgage and no other debts were paid. - Due Diligence Vendor-06/08/2021		Acknowledged-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-06/11/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$213,000.00	AZ	Investment	Refinance	Cash Out - Other
494432683			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$607,500.00	WA	Investment	Purchase	NA
494437815			D	A	D	A	A	A	A	A	Closed	FCRE1364	2021-06-14 20:06	2021-06-15 16:43	Resolved	3 - Material	D	A	Credit	Missing Doc - Income	Borrower 2 Executed 4506-T Missing	Resolved-Borrower 2 Executed 4506-T Provided or Not Applicable (Number of Borrowers equals 2). 4506-C is provided by client. - Due Diligence Vendor-06/15/2021 Ready for Review-Please see attached executed 4506C, thank you - Seller-06/14/2021 Open-Borrower 2 Executed 4506-T Missing - Due Diligence Vendor-06/08/2021	Ready for Review-Please see attached executed 4506C, thank you - Seller-06/14/2021	Resolved-Borrower 2 Executed 4506-T Provided or Not Applicable (Number of Borrowers equals 2). 4506-C is provided by client. - Due Diligence Vendor-06/15/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$161,250.00	MS	Investment	Purchase	NA
494426963			D	B	D	A	C	A	B	B	Closed	FCRE1437	2021-06-17 15:03	2021-06-21 15:45	Resolved	3 - Material	C	A	Credit	Income	Income and Employment Do Not Meet Guidelines	Resolved-Provided as conditioned - Due Diligence Vendor-06/21/2021 Ready for Review-See attached tax verification for REO located at XXX. - Seller-06/17/2021 Open-Income and Employment Do Not Meet Guidelines. Missing tax payment for XXX. - Due Diligence Vendor-06/08/2021	Ready for Review-See attached tax verification for REO located at XXX. - Seller-06/17/2021	Resolved-Provided as conditioned - Due Diligence Vendor-06/21/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$300,000.00	CA	Investment	Refinance	Cash Out - Other
494426963			D	B	D	A	C	A	B	B	Closed	FCRE1764	2021-06-14 15:59	2021-06-14 17:52	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing Verification of Mortgage	Resolved-Client provided CDs for recent closings related to concurrent closings. - Due Diligence Vendor-06/14/2021 Ready for Review-See attached CD's for XXX mortgages - Seller-06/14/2021 Open-Missing verification of mortgage for both XXX mortgage accounts. If new originations, provide copy of new Note. - Due Diligence Vendor-06/10/2021	Ready for Review-See attached CD's for XXX mortgages - Seller-06/14/2021	Resolved-Client provided CDs for recent closings related to concurrent closings. - Due Diligence Vendor-06/14/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$300,000.00	CA	Investment	Refinance	Cash Out - Other
494426963			D	B	D	A	C	A	B	B	Closed	FPRO1498	2021-06-09 13:49	2021-06-11 02:36	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver
Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/11/2021

Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/10/2021

Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/10/2021

Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/10/2021

Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/10/2021

Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/10/2021

Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/10/2021

Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/09/2021
																								Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/11/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$300,000.00	CA	Investment	Refinance	Cash Out - Other
494542922			C	A	C	A	A	A	C	A	Closed	FPRO5405	2021-06-09 21:13	2021-06-16 02:06	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/16/2021
Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/09/2021
																								Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/16/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$111,000.00	VA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494542922			C	A	C	A	A	A	C	A	Closed	FCRE1191	2021-06-16 01:53	2021-06-16 02:06	Resolved	3 - Material	C	A	Credit	Eligibility	Audited Reserves are less than AUS Required Reserves (Dollar Amount)	Resolved-Audited Reserves of 216052 are greater than or equal to AUS Required Reserves of 85706.22. Missing Quarterly retirement account and terms of withdrawal provided. No further issues. - Due Diligence Vendor-06/16/2021 Ready for Review-Please see attached XXX account showing $332,755.43 balance for reserves and verification of terms and conditions for withdrawal. - Seller-06/16/2021 Open-Audited Reserves of 16399 are less than AUS Required Reserves of 85706.22 - Due Diligence Vendor-06/10/2021	Ready for Review-Please see attached TSP account showing $332,755.43 balance for reserves and verification of terms and conditions for withdrawal. - Seller-06/16/2021	Resolved-Audited Reserves of 216052 are greater than or equal to AUS Required Reserves of 85706.22. Missing Quarterly retirement account and terms of withdrawal provided. No further issues. - Due Diligence Vendor-06/16/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$111,000.00	VA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494438311			D	A	D	A	A	A	C	A	Closed	FPRO5405	2021-06-09 14:50	2021-07-07 12:06	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/07/2021
Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/09/2021
																								Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/07/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$112,500.00	MO	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494438311			D	A	D	A	A	A	C	A	Closed	FCRE1964	2021-06-25 14:22	2021-06-25 18:20	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing income documentation
Resolved-Documentation to confirm Notes Due in Less than One Year are eligible for roll-over provided. Finding resolved. - Due Diligence Vendor-06/25/2021

Ready for Review-Document Uploaded. Please see attached documentation for Notes due in less than one year  - Seller-06/25/2021

Open-File does not contain acceptable documentation to confirm mortgage payments stated on final 1003 for all properties include escrow amounts.
-Additionally, 2019 verification of rents received for 10 properties indicated on application as personally liable is missing- partnership return appears to indicate these were transferred to another entity for which returns were not provided.
-Further, file does not provide documentation to confirm Notes Due in Less than One Year are eligible for roll-over.  If this is included in calculations, will result in negative earnings. - Due Diligence Vendor-06/11/2021
																							Ready for Review-Document Uploaded. Please see attached documentation for Notes due in less than one year - Seller-06/25/2021	Resolved-Documentation to confirm Notes Due in Less than One Year are eligible for roll-over provided. Finding resolved. - Due Diligence Vendor-06/25/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$112,500.00	MO	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494438311			D	A	D	A	A	A	C	A	Closed	FCRE7497	2021-06-11 19:24	2021-06-11 19:37	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Client provided verification of taxes on the primary residence to match approval. No further issues. - Due Diligence Vendor-06/11/2021 Ready for Review-Please see attached CPA letter, thank you - Seller-06/11/2021 Open-Missing verification of the taxes for the primary residence at XXX - Due Diligence Vendor-06/09/2021	Ready for Review-Please see attached CPA letter, thank you - Seller-06/11/2021	Resolved-Client provided verification of taxes on the primary residence to match approval. No further issues. - Due Diligence Vendor-06/11/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$112,500.00	MO	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494438311			D	A	D	A	A	A	C	A	Closed	FCRE8946	2021-06-11 19:29	2021-06-11 19:36	Resolved	3 - Material	C	A	Credit	Income	Income documentation expiration dates	Resolved-Client provided VOE from borrower CPA showing existence of business within 30 days of closing. - Due Diligence Vendor-06/11/2021 Ready for Review-Apologies, I may have attached wrong document for last edit, so I've attached both CPA letter and tax documentation for tax edit to this response. Thank you - Seller-06/11/2021 Open-File does not contain an updated verification of borrower's business within 30 days of closing- only document dated 1/XX/21, closed 4/XX/21. - Due Diligence Vendor-06/07/2021	Ready for Review-Apologies, I may have attached wrong document for last edit, so I've attached both CPA letter and tax documentation for tax edit to this response. Thank you - Seller-06/11/2021	Resolved-Client provided VOE from borrower CPA showing existence of business within 30 days of closing. - Due Diligence Vendor-06/11/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$112,500.00	MO	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494430318			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-06-14 21:26	2021-06-16 17:14	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/16/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.8) - Due Diligence Vendor-06/14/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/16/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$276,250.00	CA	Investment	Purchase	NA
494415662			C	B	C	A	B	B	C	A	Closed	FPRO5405	2021-06-10 14:21	2021-06-21 15:15	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/21/2021
Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/10/2021
																								Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/21/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$400,000.00	CA	Investment	Refinance	Cash Out - Other
494415662			C	B	C	A	B	B	C	A	Closed	FCRE1186	2021-06-16 16:06	2021-06-21 15:15	Resolved	3 - Material	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Audited DTI of 42.04% is less than or equal to AUS DTI of 45%  - Due Diligence Vendor-06/21/2021
Cured-Bank statements provided to evidence XXX are pad by the borrowers business. DTI is now within tolerance. - Due Diligence Vendor-06/21/2021
Ready for Review-Disagree with finding: XXX monthly payment in the amount of $395 and XXX monthly payment in the amount of $499  were excluded from the calculation because the borrower is not the responsible party for these payments as it is shown in the attached bank statement. As per Freddie Mac guidelines, installment debt (not including mortgage), Revolving, Monthly lease payment can be excluded from DTI ratio if  a party other than the Borrower has been making timely payments for the most recent 12 months (regardless of whether the party is obligated on the debt). ( Please see attached guidelines)
Primary Housing = $3,145, Monthly Obligation= $376, Negative cash flow from subject property = $195
Total Liabilities = $3,716
Total Income = $8,754
DTI = 43%
 - Seller-06/16/2021
Open-Audited DTI of 52.10% exceeds AUS DTI of 45%. The total monthly liabilities verified in the file equal $4,825.99, the lender used a total monthly liabilities of $3,967.37. Missing evidence of consumer debt omitted from LP has been paid in full. - Due Diligence Vendor-06/12/2021

Ready for Review-Disagree with finding: XXX monthly payment in the amount of $395 and XXX monthly payment in the amount of $499  were excluded from the calculation because the borrower is not the responsible party for these payments as it is shown in the attached bank statement. As per Freddie Mac guidelines, installment debt (not including mortgage), Revolving, Monthly lease payment can be excluded from DTI ratio if  a party other than the Borrower has been making timely payments for the most recent 12 months (regardless of whether the party is obligated on the debt). ( Please see attached guidelines)
Primary Housing = $3,145, Monthly Obligation= $376, Negative cash flow from subject property = $195
Total Liabilities = $3,716
Total Income = $8,754
DTI = 43%
 - Seller-06/16/2021

																								Resolved-Audited DTI of 42.04% is less than or equal to AUS DTI of 45% - Due Diligence Vendor-06/21/2021 Cured-Bank statements provided to evidence XXX are pad by the borrowers business. DTI is now within tolerance. - Due Diligence Vendor-06/21/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$400,000.00	CA	Investment	Refinance	Cash Out - Other
494415662			C	B	C	A	B	B	C	A	Closed	FCOM8844	2021-06-09 21:43	2021-06-12 21:19	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/12/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-06/09/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/12/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$400,000.00	CA	Investment	Refinance	Cash Out - Other
494461628			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$204,000.00	TX	Investment	Purchase	NA
494445922			D	A	D	A	A	A	C	A	Closed	FPRO5405	2021-06-11 16:21	2021-06-21 15:38	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/21/2021
Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/15/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/11/2021
																								Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/21/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/15/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$197,625.00	GA	Investment	Purchase	NA
494445922			D	A	D	A	A	A	C	A	Closed	FCRE1186	2021-06-16 20:37	2021-06-21 15:38	Resolved	3 - Material	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI	Resolved-Audited DTI of 6.15% is less than or equal to AUS DTI of 6.15% - Due Diligence Vendor-06/21/2021 Ready for Review-Please see attached 1007 form showing the rental income used for subject property. Applying the vacancy factor of 75% to the estimated rental income of $1,550 as would result a negative rental income from subject property in the amount of $52. However DTI is still at 6%. - Seller-06/16/2021 Open-Audited DTI of 17% exceeds AUS DTI of 6% Cause for difference is subject rental loss as no rental income was evidenced. - Due Diligence Vendor-06/14/2021	Ready for Review-Please see attached 1007 form showing the rental income used for subject property. Applying the vacancy factor of 75% to the estimated rental income of $1,550 as would result a negative rental income from subject property in the amount of $52. However DTI is still at 6%. - Seller-06/16/2021	Resolved-Audited DTI of 6.15% is less than or equal to AUS DTI of 6.15% - Due Diligence Vendor-06/21/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$197,625.00	GA	Investment	Purchase	NA
494445922			D	A	D	A	A	A	C	A	Closed	FCRE1964	2021-06-16 20:36	2021-06-21 15:35	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing income documentation
Resolved-Docs provided as noted. - Due Diligence Vendor-06/21/2021
Ready for Review-Please see attached 1007 form showing the rental income used for subject property. Applying the vacancy factor of 75% to the estimated rental income of $1,550 as would result a negative rental income from subject property in the amount of $52. However DTI is still at 6%.
Property located at XXX is free and clear. Please see attached HOI showing no mortgagee clause, and there is no interest expense reported on schedule E - Seller-06/16/2021
Open-Missing rental income for subject property (no lease, etc). Also missing P&I for property XXX.
 - Due Diligence Vendor-06/10/2021
																							Ready for Review-Please see attached 1007 form showing the rental income used for subject property. Applying the vacancy factor of 75% to the estimated rental income of $1,550 as would result a negative rental income from subject property in the amount of $52. However DTI is still at 6%. Property located at XXX is free and clear. Please see attached HOI showing no mortgagee clause, and there is no interest expense reported on schedule E - Seller-06/16/2021	Resolved-Docs provided as noted. - Due Diligence Vendor-06/21/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$197,625.00	GA	Investment	Purchase	NA
494437026			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-06-17 20:43	2021-06-22 13:25	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/22/2021 Open-Third party valuation product required. - Due Diligence Vendor-06/17/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/22/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$388,000.00	CA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494423548			B	B	A	A	A	A	B	B	Closed	FPRO1498	2021-06-09 11:41	2021-06-14 19:59	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/14/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/09/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/14/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$80,500.00	IL	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494485987			D	B	D	A	B	B	D	A	Closed	FCRE7497	2021-06-14 17:03	2021-06-14 17:49	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Client provided all related tax and payment information for the related properties in question. No further issues. - Due Diligence Vendor-06/14/2021 Ready for Review-See attached Tax docs for REO at XXX - Seller-06/14/2021 Open-Missing verification of taxes for the following REOs: XXX - Due Diligence Vendor-06/07/2021	Ready for Review-See attached Tax docs for REO at XXX - Seller-06/14/2021	Resolved-Client provided all related tax and payment information for the related properties in question. No further issues. - Due Diligence Vendor-06/14/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$437,500.00	CA	Investment	Refinance	Cash Out - Other
494485987			D	B	D	A	B	B	D	A	Closed	FPRO1244	2021-06-08 17:13	2021-06-14 15:23	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021 Open-: CU score was not provided on DU approved loan. - Due Diligence Vendor-06/08/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$437,500.00	CA	Investment	Refinance	Cash Out - Other
494485987			D	B	D	A	B	B	D	A	Closed	FCOM8844	2021-06-08 17:06	2021-06-12 21:21	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/12/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-06/08/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/12/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$437,500.00	CA	Investment	Refinance	Cash Out - Other
494423302			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-06-08 19:37	2021-06-16 15:27	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved - Due Diligence Vendor-06/16/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.7) - Due Diligence Vendor-06/08/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved - Due Diligence Vendor-06/16/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$306,850.00	MA	Investment	Purchase	NA
494465308			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$450,000.00	CO	Investment	Purchase	NA
494423367			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-06-10 20:00	2021-06-14 15:26	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.7) - Due Diligence Vendor-06/10/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$325,000.00	CA	Investment	Purchase	NA
494414460			C	A	C	A	A	A	C	A	Closed	FPRO5405	2021-06-10 21:54	2021-06-25 21:32	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/25/2021
Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/25/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/10/2021
																								Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/25/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/25/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$521,250.00	CO	Investment	Purchase	NA
494414460			C	A	C	A	A	A	C	A	Closed	FCRE1186	2021-06-25 19:29	2021-06-25 21:32	Resolved	3 - Material	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Audited DTI of 34.74% is less than or equal to AUS DTI of 38%, verification of rental income provided. - Due Diligence Vendor-06/25/2021
Ready for Review-Document Uploaded. See attached rental income worksheet used in initial qualifying. Also attached is REO PITI docs - Seller-06/25/2021
Open-Cause for difference with DTI is the 2 additional properties noted on the 1003 were not calculated for rental loss as required as they are missing from the UW rental income worksheet. Properties are located at XXX and XXX - Due Diligence Vendor-06/11/2021
Open-Audited DTI of 47.69% exceeds AUS DTI of 38%  - Due Diligence Vendor-06/10/2021
																							Ready for Review-Document Uploaded. See attached rental income worksheet used in initial qualifying. Also attached is REO PITI docs - Seller-06/25/2021	Resolved-Audited DTI of 34.74% is less than or equal to AUS DTI of 38%, verification of rental income provided. - Due Diligence Vendor-06/25/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$521,250.00	CO	Investment	Purchase	NA
494442103			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-06-11 14:52	2021-06-15 15:04	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/15/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/11/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/15/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$495,200.00	TX	Investment	Purchase	NA
494416478			C	B	A	A	B	B	C	A	Closed	FPRO9939	2021-06-14 13:48	2021-06-15 15:06	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/15/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.9) - Due Diligence Vendor-06/14/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/15/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$348,750.00	AZ	Investment	Refinance	Cash Out - Other
494416478			C	B	A	A	B	B	C	A	Closed	FCOM8844	2021-06-11 04:00	2021-06-14 18:35	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/14/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-06/11/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/14/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$348,750.00	AZ	Investment	Refinance	Cash Out - Other
494453623			C	A	C	A	A	A	A	A	Closed	FCRE1186	2021-06-16 02:24	2021-06-16 02:44	Resolved	3 - Material	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Audited DTI of 30.39% is less than or equal to AUS DTI of 32.39%.  Client provided concurrent closing CD making net rent $1,277 and matches the qual amount. - Due Diligence Vendor-06/16/2021
Ready for Review-It appears the discrepancy is not due to repairs but rather P&I.  XXX has only one mortgage - the XXX mortgage was paid off by the new XXX loan.  The P&I is only $1964.38/mo.  Please see attached CD to document refinance. Thank you - Seller-06/16/2021
Open-Audited DTI of 40.71% exceeds AUS DTI of 32.39%. Cause for difference is rental income calculations provided show repairs and utilizes added back into rental income which does not follow FNMA guidelines. Provide corrected DU and 1008 to match as it is not within tolerance. - Due Diligence Vendor-06/11/2021
																							Ready for Review-It appears the discrepancy is not due to repairs but rather P&I. XXX has only one mortgage - the XXX mortgage was paid off by the new XXX loan. The P&I is only $1964.38/mo. Please see attached CD to document refinance. Thank you - Seller-06/16/2021	Resolved-Audited DTI of 30.39% is less than or equal to AUS DTI of 32.39%. Client provided concurrent closing CD making net rent $1,277 and matches the qual amount. - Due Diligence Vendor-06/16/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$247,000.00	WY	Investment	Refinance	Rate and Term
494422501			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-06-11 15:59	2021-06-14 15:29	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/11/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$445,500.00	MA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494412961			C	B	A	A	B	B	C	A	Closed	FPRO5405	2021-06-10 16:02	2021-06-15 16:23	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/15/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/10/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/15/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$183,750.00	CA	Investment	Refinance	Cash Out - Other
494412961			C	B	A	A	B	B	C	A	Closed	FCOM8844	2021-06-10 14:42	2021-06-14 18:44	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/14/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-06/10/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/14/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$183,750.00	CA	Investment	Refinance	Cash Out - Other
494437671			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-06-14 15:07	2021-06-15 15:09	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/15/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.6) - Due Diligence Vendor-06/14/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/15/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$300,000.00	CA	Investment	Purchase	NA
494465523			C	A	C	A	A	A	C	A	Closed	FCRE1168	2021-06-17 19:02	2021-06-21 16:03	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-HOI provided showing coverage for $XXX, just over the lien amount. - Due Diligence Vendor-06/21/2021 Ready for Review-See attached from insurance agency. - Seller-06/17/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of XXX is less than all Subject Lien(s) The dwelling coverage is $XXX, the lien amount is $XXX, no evidence of guaranteed replacement cost or an insurer replacement cost calculator. - Due Diligence Vendor-06/14/2021	Ready for Review-See attached from insurance agency. - Seller-06/17/2021	Resolved-HOI provided showing coverage for XXX, just over the lien amount. - Due Diligence Vendor-06/21/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$379,400.00	GA	Investment	Refinance	Cash Out - Other
494465523			C	A	C	A	A	A	C	A	Closed	FPRO5405	2021-06-10 17:39	2021-06-15 15:11	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/15/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/10/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/15/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$379,400.00	GA	Investment	Refinance	Cash Out - Other
494418056			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$548,250.00	CA	Investment	Refinance	Rate and Term
494441413			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-06-11 10:57	2021-07-07 12:07	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/07/2021
Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/11/2021
																								Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/07/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$245,000.00	CA	Investment	Purchase	NA
494409551			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$235,700.00	MD	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494446086			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$461,250.00	CA	Investment	Refinance	Rate and Term
494425923			C	A	C	A	A	A	C	A	Closed	FPRO9939	2021-06-14 16:56	2021-06-17 12:46	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Provided Or CU Score Is Less Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Required (CU Score Is 3.3) - Due Diligence Vendor-06/17/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/15/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.3) - Due Diligence Vendor-06/14/2021		Resolved-CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Provided Or CU Score Is Less Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Required (CU Score Is 3.3) - Due Diligence Vendor-06/17/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/15/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$232,500.00	WA	Investment	Refinance	Cash Out - Other
494425856			D	B	A	A	B	B	D	A	Closed	FPRO1244	2021-06-14 20:26	2021-06-15 15:17	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/15/2021 Open-Third party valuation report required. - Due Diligence Vendor-06/14/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/15/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$110,000.00	VA	Investment	Refinance	Cash Out - Other
494425856			D	B	A	A	B	B	D	A	Closed	FCOM8844	2021-06-10 20:19	2021-06-14 20:36	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/14/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-06/10/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/14/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$110,000.00	VA	Investment	Refinance	Cash Out - Other
494420032			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-06-21 21:12	2021-06-29 17:29	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Hazard Insurance Coverage Amount of $584375 is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $0 - Due Diligence Vendor-06/29/2021
Open-Replacement Cost value document and updated HOI policy was provided for borrower's primary residence (XXX). Subject property investment policy coverage amount required. - Due Diligence Vendor-06/21/2021
Ready for Review-Uploaded Insurance - Seller-06/21/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $531250 is less than all Subject Lien(s).  The hazard insurance coverage is $531,250.00, the lien amount per the note is $548,250.00. - Due Diligence Vendor-06/14/2021
																							Ready for Review-Uploaded Insurance - Seller-06/21/2021	Resolved-Hazard Insurance Coverage Amount of $584375 is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $0 - Due Diligence Vendor-06/29/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$548,250.00	CA	Investment	Refinance	Rate and Term
494411465			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-06-14 17:39	2021-06-15 15:19	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/15/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 5) - Due Diligence Vendor-06/14/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/15/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$90,000.00	IN	Investment	Purchase	NA
494424376			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$105,600.00	TN	Investment	Purchase	NA
494417906			D	A	D	A	A	A	C	A	Closed	FCRE1158	2021-06-12 13:42	2021-06-16 15:08	Resolved	1 - Information	D	A	Credit	Missing Doc - Insurance	Hazard Insurance Policy is Partial	Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-06/16/2021 Ready for Review-HOI has been provided. - Seller-06/12/2021 Open-HOI Premium page was provided. Missing complete copy of subject loan HOI. - Due Diligence Vendor-06/11/2021	Ready for Review-HOI has been provided. - Seller-06/12/2021	Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-06/16/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$1,125,000.00	CA	Investment	Purchase	NA
494417906			D	A	D	A	A	A	C	A	Closed	FCRE1168	2021-06-12 13:42	2021-06-16 15:08	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Hazard Insurance Coverage Amount of $646300 is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $625000 - Due Diligence Vendor-06/16/2021

Ready for Review-RCE has been provided - Seller-06/12/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $0.00 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $625000 - Due Diligence Vendor-06/10/2021
																							Ready for Review-RCE has been provided - Seller-06/12/2021	Resolved-Hazard Insurance Coverage Amount of $646300 is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $625000 - Due Diligence Vendor-06/16/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$1,125,000.00	CA	Investment	Purchase	NA
494417906			D	A	D	A	A	A	C	A	Closed	FPRO5405	2021-06-10 14:35	2021-06-14 15:34	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/10/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$1,125,000.00	CA	Investment	Purchase	NA
494417969			C	B	A	A	B	B	C	A	Closed	FPRO5405	2021-06-10 16:25	2021-06-16 15:30	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/16/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/10/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/16/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$509,000.00	CA	Investment	Refinance	Cash Out - Other
494417969			C	B	A	A	B	B	C	A	Closed	FCOM8844	2021-06-10 14:58	2021-06-15 19:34	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/15/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-06/10/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/15/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$509,000.00	CA	Investment	Refinance	Cash Out - Other
494413040			B	B	A	A	B	B	B	B	Closed	FCOM8844	2021-06-10 16:53	2021-06-14 21:36	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/14/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-06/14/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/14/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$175,000.00	CO	Investment	Refinance	Cash Out - Other
494413040			B	B	A	A	B	B	B	B	Closed	FPRO1498	2021-06-10 15:59	2021-06-14 21:36	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/14/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/14/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/10/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/10/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/10/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/10/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/14/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$175,000.00	CO	Investment	Refinance	Cash Out - Other
494414797			D	B	A	A	B	B	D	A	Closed	FPRO1242	2021-06-17 13:48	2021-06-17 14:48	Resolved	3 - Material	D	A	Property	Missing Doc - Appraisal	Appraisal is Missing	Resolved-Appraisal is Present or is Waived. No issues found. - Due Diligence Vendor-06/17/2021 Ready for Review-See attached appraisal. - Seller-06/17/2021 Open-Appraisal is Missing - Due Diligence Vendor-06/10/2021	Ready for Review-See attached appraisal. - Seller-06/17/2021	Resolved-Appraisal is Present or is Waived. No issues found. - Due Diligence Vendor-06/17/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$306,000.00	FL	Investment	Refinance	Cash Out - Other
494414797			D	B	A	A	B	B	D	A	Closed	FCOM8844	2021-06-10 21:57	2021-06-15 19:41	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/15/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-06/15/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/15/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$306,000.00	FL	Investment	Refinance	Cash Out - Other
494435143			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-06-13 23:35	2021-06-14 15:36	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/13/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$259,000.00	CA	Investment	Refinance	Rate and Term
494416387			C	A	C	A	A	A	A	A	Closed	FCRE1155	2021-06-16 11:51	2021-06-21 15:04	Cured	3 - Material	C	A	Credit	Insurance	Subject Property Address on Note does not match Insured Property Address	Cured-Updated policy provided showing corrected address provided - Due Diligence Vendor-06/21/2021 Ready for Review-See updated policy with address - Seller-06/16/2021 Open-Subject Property on Note does not match Insured Property Address. Insurance policy describes insured property address as Apartment XXX. Note describes property address as Unit XXX. - Due Diligence Vendor-06/11/2021	Ready for Review-See updated policy with address - Seller-06/16/2021	Cured-Updated policy provided showing corrected address provided - Due Diligence Vendor-06/21/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$238,700.00	CO	Investment	Purchase	NA
494413033			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$268,954.00	OR	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494527819			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-06-15 12:31	2021-06-16 15:32	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/16/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/15/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/16/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$67,800.00	TX	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494427748			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$72,000.00	TN	Investment	Purchase	NA
494416647			D	A	C	A	A	A	D	A	Closed	FCRE1186	2021-06-17 17:16	2021-06-21 15:51	Resolved	3 - Material	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Audited DTI of 7.47% is less than or equal to AUS DTI of 7.73%  - Due Diligence Vendor-06/21/2021
Ready for Review-Please see attached 2019 Schedule E from individual tax return. The borrower is not required to file 2020 personal taxes prior to 05/17/2021 as per IRS deadlines. as such the 2020 schedule E is not required. - Seller-06/17/2021
Open-4.52% variance due to missing rental income documentation for REO property located at XXX.  Missing signed Lease Agreement and/or prior year (2020) Tax Return as required per DU Guidelines.  Audit DTI calculation includes full monthly PITI for said property per missing documentation. - Due Diligence Vendor-06/14/2021
Open-Audited DTI of 12.25% exceeds AUS DTI of 7.73%  - Due Diligence Vendor-06/14/2021
																							Ready for Review-Please see attached 2019 Schedule E from individual tax return. The borrower is not required to file 2020 personal taxes prior to 05/17/2021 as per IRS deadlines. as such the 2020 schedule E is not required. - Seller-06/17/2021	Resolved-Audited DTI of 7.47% is less than or equal to AUS DTI of 7.73% - Due Diligence Vendor-06/21/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$371,000.00	RI	Investment	Refinance	Rate and Term
494416647			D	A	C	A	A	A	D	A	Closed	FPRO1244	2021-06-14 23:12	2021-06-15 15:22	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/15/2021 Open-Third party valuation product required. - Due Diligence Vendor-06/15/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/15/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$371,000.00	RI	Investment	Refinance	Rate and Term
494417432			C	B	C	A	B	B	C	A	Closed	FCRE1437	2021-06-18 14:03	2021-06-21 19:43	Resolved	3 - Material	C	A	Credit	Income	Income and Employment Do Not Meet Guidelines
Resolved-Documents to verify PITIA for REO provided. - Due Diligence Vendor-06/21/2021
Ready for Review-Please see attached 1008, the reference to 2 investments is for this loan and the XXX, not two other investments.   I have attached the first payment letter for the XXX refinance.  Please see attached LOX and documentation for XXX, it is owned through an IRA.  Thank you - Seller-06/18/2021
Open-Income and Employment Do Not Meet Guidelines. Unable to confirm rental income used to qualify. Missing verification property XXX is free/clear or current P&I. Final application shows free/clear, however, insurance policy reflects a mortgagee. In addition, the 1008 indicates that borrower was refinancing 2 other properties concurrently, missing new mortgage statements.  - Due Diligence Vendor-06/09/2021
																							Ready for Review-Please see attached 1008, the reference to 2 investments is for this loan and the XXX property, not two other investments. I have attached the first payment letter for the XXX refinance. Please see attached LOX and documentation for XXX, it is owned through an IRA. Thank you - Seller-06/18/2021	Resolved-Documents to verify PITIA for REO provided. - Due Diligence Vendor-06/21/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$132,000.00	GA	Investment	Refinance	Cash Out - Other
494417432			C	B	C	A	B	B	C	A	Closed	FPRO9939	2021-06-10 14:58	2021-06-11 16:05	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/11/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.6) - Due Diligence Vendor-06/10/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/11/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$132,000.00	GA	Investment	Refinance	Cash Out - Other
494417432			C	B	C	A	B	B	C	A	Closed	FCOM8844	2021-06-10 14:36	2021-06-11 03:01	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/11/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-06/10/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/11/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$132,000.00	GA	Investment	Refinance	Cash Out - Other
494432708			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-06-11 17:57	2021-06-15 15:24	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/15/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/11/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/15/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$155,796.00	TX	Investment	Purchase	NA
494439774			D	A	D	A	A	A	A	A	Closed	FCRE1191	2021-06-17 17:32	2021-06-21 15:56	Resolved	3 - Material	C	A	Credit	Eligibility	Audited Reserves are less than AUS Required Reserves (Dollar Amount)	Resolved-Audited Reserves of 36118.27 are greater than or equal to AUS Required Reserves of 25838.10 - Due Diligence Vendor-06/21/2021 Ready for Review-Please see attached settlement statement for sale of XXX showing $299,868.99 proceeds to coborrower XXX - Seller-06/17/2021 Open-Audited Reserves of 0 are less than AUS Required Reserves of 25838310. Pending proof of funds from sale. - Due Diligence Vendor-06/14/2021	Ready for Review-Please see attached settlement statement for sale of XXX showing $299,868.99 proceeds to coborrower XXX - Seller-06/17/2021	Resolved-Audited Reserves of 36118.27 are greater than or equal to AUS Required Reserves of 25838.10 - Due Diligence Vendor-06/21/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$548,000.00	CA	Investment	Purchase	NA
494439774			D	A	D	A	A	A	A	A	Closed	FCRE1491	2021-06-17 17:33	2021-06-21 15:54	Resolved	3 - Material	C	A	Credit	Assets	Asset Qualification Does Not Meet Guideline Requirements	Resolved-Provided as conditioned. - Due Diligence Vendor-06/21/2021 Resolved-Asset Qualification Does Not Meet Guideline Requirements - Due Diligence Vendor-06/21/2021 Ready for Review-Please see attached settlement statement for sale of XXX showing $299,868.99 proceeds to coborrower XXX - Seller-06/17/2021 Open-Asset Qualification Does Not Meet Guideline Requirements. Settlement statement for sale of XXX was not available for review. - Due Diligence Vendor-06/08/2021	Ready for Review-Please see attached settlement statement for sale of XXX showing $299,868.99 proceeds to coborrower XXX - Seller-06/17/2021	Resolved-Provided as conditioned. - Due Diligence Vendor-06/21/2021 Resolved-Asset Qualification Does Not Meet Guideline Requirements - Due Diligence Vendor-06/21/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$548,000.00	CA	Investment	Purchase	NA
494439774			D	A	D	A	A	A	A	A	Closed	FCRE1471	2021-06-17 17:33	2021-06-21 15:53	Resolved	3 - Material	D	A	Credit	Missing Doc - Assets	Asset 5 Missing	Resolved-Asset 5 Provided Or Not Applicable - Due Diligence Vendor-06/21/2021 Ready for Review-Please see attached settlement statement for sale of XXX showing $299,868.99 proceeds to coborrower XXX - Seller-06/17/2021 Open-Asset 5 Missing, unable to verify funds on AUS of $299868.99 listed as net proceeds. - Due Diligence Vendor-06/14/2021	Ready for Review-Please see attached settlement statement for sale of XXX property showing $299,868.99 proceeds to coborrower XXX - Seller-06/17/2021	Resolved-Asset 5 Provided Or Not Applicable - Due Diligence Vendor-06/21/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$548,000.00	CA	Investment	Purchase	NA
494439774			D	A	D	A	A	A	A	A	Closed	FCRE1483	2021-06-17 17:35	2021-06-21 15:53	Resolved	3 - Material	C	A	Credit	Assets	Asset 5 Does Not Meet Guideline Requirements	Resolved-Asset 5 Meets Guideline Requirements Or Not Applicable - Due Diligence Vendor-06/21/2021 Ready for Review-Please see attached settlement statement for sale of XXX property showing $299,868.99 proceeds to coborrower XXX - Seller-06/17/2021 Open-Asset 5 Does Not Meet Guideline Requirements - Due Diligence Vendor-06/14/2021	Ready for Review-Please see attached settlement statement for sale of XXX property showing $299,868.99 proceeds to coborrower XXX - Seller-06/17/2021	Resolved-Asset 5 Meets Guideline Requirements Or Not Applicable - Due Diligence Vendor-06/21/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$548,000.00	CA	Investment	Purchase	NA
494420151			C	A	C	A	A	A	C	A	Closed	FCRE1437	2021-06-24 14:48	2021-06-25 13:54	Resolved	3 - Material	C	A	Credit	Income	Income and Employment Do Not Meet Guidelines	Resolved-Documents provided to verify PITIA on Non subject REO properties. - Due Diligence Vendor-06/25/2021 Open-Income and Employment Do Not Meet Guidelines - Due Diligence Vendor-06/25/2021 Ready for Review-Please see attached documentation for PITI and HOA dues for listed properties, thank you - Seller-06/24/2021 Open-Income and Employment Do Not Meet Guidelines. Unable to verify rental income due to missing PITI and/or HOA for: XXX - Due Diligence Vendor-06/09/2021	Ready for Review-Please see attached documentation for PITI and HOA dues for listed properties, thank you - Seller-06/24/2021	Resolved-Documents provided to verify PITIA on Non subject REO properties. - Due Diligence Vendor-06/25/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$228,750.00	AZ	Investment	Refinance	Cash Out - Other
494420151			C	A	C	A	A	A	C	A	Closed	FPRO5405	2021-06-10 19:30	2021-06-25 13:53	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/25/2021
Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/10/2021
																								Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/25/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$228,750.00	AZ	Investment	Refinance	Cash Out - Other
494425840			D	A	D	A	A	A	A	A	Closed	FCRE7497	2021-06-24 19:22	2021-06-25 14:30	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Verification of PITIA provided. - Due Diligence Vendor-06/25/2021 Ready for Review-Please see attached first payment letters or CDs to verify tax/insurance amounts and P&I on XXX. - Seller-06/24/2021 Open-Missing verification of Taxes and Insurance for the following REOs: XXX - Due Diligence Vendor-06/09/2021	Ready for Review-Please see attached first payment letters or CDs to verify tax/insurance amounts and P&I on XXX - Seller-06/24/2021	Resolved-Verification of PITIA provided. - Due Diligence Vendor-06/25/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$113,250.00	IN	Investment	Refinance	Rate and Term
494425840			D	A	D	A	A	A	A	A	Closed	FCRE1764	2021-06-24 19:25	2021-06-25 14:30	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing Verification of Mortgage	Resolved-Verification of PITIA provided - Due Diligence Vendor-06/25/2021 Ready for Review-Please see attached first payment letters or CDs to verify tax/insurance amounts and P&I on XXX. - Seller-06/24/2021 Open-Missing verification of mortgage for the following REOs: XXX - Due Diligence Vendor-06/09/2021	Ready for Review-Please see attached first payment letters or CDs to verify tax/insurance amounts and P&I on XXX - Seller-06/24/2021	Resolved-Verification of PITIA provided - Due Diligence Vendor-06/25/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$113,250.00	IN	Investment	Refinance	Rate and Term
494425840			D	A	D	A	A	A	A	A	Closed	FCRE1186	2021-06-16 19:40	2021-06-21 15:32	Resolved	3 - Material	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI	Resolved-Audited DTI of 32.62% is less than or equal to AUS DTI of 34.62% - Due Diligence Vendor-06/21/2021 Ready for Review-Please see attached copies of leases for properties that are not on 1040s due to being purchased in 2020/2021. - Seller-06/16/2021 Open-Audited DTI of 93.55% exceeds AUS DTI of 34.62%. Variance due to Non subject REO income calculated as a monthly loss of $386.32 versus AUS income shows a net of $1411. Rental income loss calculated using Schedule E. No evidence of lease agreements provided to support AUS income. - Due Diligence Vendor-06/15/2021	Ready for Review-Please see attached copies of leases for properties that are not on 1040s due to being purchased in 2020/2021. - Seller-06/16/2021	Resolved-Audited DTI of 32.62% is less than or equal to AUS DTI of 34.62% - Due Diligence Vendor-06/21/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$113,250.00	IN	Investment	Refinance	Rate and Term
494430329			D	A	D	A	A	A	C	A	Closed	FCRE1354	2021-07-01 17:02	2021-07-01 19:34	Resolved	3 - Material	C	A	Credit	Income	Borrower 2 Tax Returns Not Signed	Resolved-Borrower 2 Tax Returns Are Signed or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-07/01/2021 Ready for Review-Document Uploaded. See attached tax returns with borrower efile signature authorization - Seller-07/01/2021 Open-Borrower 2 Tax Returns Not Signed - Due Diligence Vendor-06/25/2021 Open-Borrower 2 Tax Returns Not Signed. FHLMC AUS requires most recent signed personal tax returns for S/E borrower. - Due Diligence Vendor-06/14/2021	Ready for Review-Document Uploaded. See attached tax returns with borrower efile signature authorization - Seller-07/01/2021	Resolved-Borrower 2 Tax Returns Are Signed or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-07/01/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$560,000.00	NY	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494430329			D	A	D	A	A	A	C	A	Closed	FCRE1324	2021-07-01 17:03	2021-07-01 19:34	Resolved	3 - Material	C	A	Credit	Income	Borrower 1 Tax Returns Not Signed	Resolved-Borrower 1 Signed Tax Returns Resolved - Due Diligence Vendor-07/01/2021 Ready for Review-Document Uploaded. See attached personal tax returns with efile signature authorization - Seller-07/01/2021 Open-Borrower 1 Tax Returns Not Signed - Due Diligence Vendor-06/25/2021 Open-Borrower 1 Tax Returns Not Signed. FHLMC AUS requires most recent signed personal tax returns for S/E borrower. - Due Diligence Vendor-06/14/2021	Ready for Review-Document Uploaded. See attached personal tax returns with efile signature authorization - Seller-07/01/2021	Resolved-Borrower 1 Signed Tax Returns Resolved - Due Diligence Vendor-07/01/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$560,000.00	NY	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494430329			D	A	D	A	A	A	C	A	Closed	FCRE1346	2021-07-01 17:04	2021-07-01 19:34	Resolved	3 - Material	D	A	Credit	Missing Doc - Income	Borrower 1 1040 Schedule E Missing	Resolved-Borrower 1 1040 Schedule E Provided - Due Diligence Vendor-07/01/2021 Ready for Review-Document Uploaded. See attached personal tax returns for both borrowers, containing the SCH E - Seller-07/01/2021 Open-Borrower 1 1040 Schedule E Missing - Due Diligence Vendor-06/25/2021 Open-Borrower 1 1040 Schedule E Missing - Due Diligence Vendor-06/08/2021	Ready for Review-Document Uploaded. See attached personal tax returns for both borrowers, containing the SCH E - Seller-07/01/2021	Resolved-Borrower 1 1040 Schedule E Provided - Due Diligence Vendor-07/01/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$560,000.00	NY	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494430329			D	A	D	A	A	A	C	A	Closed	FCRE1352	2021-06-25 18:30	2021-07-01 19:34	Resolved	3 - Material	D	A	Credit	Missing Doc - Income	Borrower 2 Business Tax Returns Missing	Resolved-Borrower 2 Business Tax Returns Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-07/01/2021 Resolved-Borrower 2 Business Tax Returns Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-06/25/2021 Ready for Review-Document Uploaded. See attached 2018 & 2019 Business Tax Returns - Seller-06/25/2021 Open-Borrower 2 Business Tax Returns Missing. FHLMC AUS requires most recent signed business tax returns for S/E borrower. - Due Diligence Vendor-06/14/2021	Ready for Review-Document Uploaded. See attached 2018 & 2019 Business Tax Returns - Seller-06/25/2021	Resolved-Borrower 2 Business Tax Returns Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-07/01/2021 Resolved-Borrower 2 Business Tax Returns Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-06/25/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$560,000.00	NY	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494430329			D	A	D	A	A	A	C	A	Closed	FCRE1350	2021-07-01 17:03	2021-07-01 19:34	Resolved	3 - Material	D	A	Credit	Missing Doc - Income	Borrower 2 Personal Tax Returns Missing	Resolved-Borrower 2 Personal Tax Returns Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-07/01/2021 Ready for Review-Document Uploaded. See attached personal tax returns for both borrowers. - Seller-07/01/2021 Open-Borrower 2 Personal Tax Returns Missing - Due Diligence Vendor-06/25/2021 Open-Borrower 2 Personal Tax Returns Missing. FHLMC AUS requires most recent personal tax returns for S/E borrower. - Due Diligence Vendor-06/14/2021	Ready for Review-Document Uploaded. See attached personal tax returns for both borrowers. - Seller-07/01/2021	Resolved-Borrower 2 Personal Tax Returns Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-07/01/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$560,000.00	NY	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494430329			D	A	D	A	A	A	C	A	Closed	FCRE1319	2021-07-01 17:04	2021-07-01 19:34	Resolved	3 - Material	D	A	Credit	Missing Doc - Income	Borrower 1 Personal Tax Returns Missing	Resolved-Borrower 1 Personal Tax Returns Provided - Due Diligence Vendor-07/01/2021 Ready for Review-Document Uploaded. See attached personal tax returns for both borrowers. - Seller-07/01/2021 Open-Borrower 1 Personal Tax Returns Missing - Due Diligence Vendor-06/25/2021 Open-Borrower 1 Personal Tax Returns Missing. FHLMC AUS requires most recent personal tax returns for S/E borrower. - Due Diligence Vendor-06/14/2021	Ready for Review-Document Uploaded. See attached personal tax returns for both borrowers. - Seller-07/01/2021	Resolved-Borrower 1 Personal Tax Returns Provided - Due Diligence Vendor-07/01/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$560,000.00	NY	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494430329			D	A	D	A	A	A	C	A	Closed	FCRE1345	2021-06-25 18:31	2021-07-01 19:34	Resolved	3 - Material	D	A	Credit	Missing Doc - Income	Borrower 1 Lease Agreements Missing	Resolved-Borrower 1 Lease Agreements Provided - Due Diligence Vendor-07/01/2021 Resolved-Borrower 1 Lease Agreements Provided - Due Diligence Vendor-06/25/2021 Ready for Review-Document Uploaded. See attached borrower REO Lease Agreement - Seller-06/25/2021 Open-Borrower 1 Lease Agreements Missing - Due Diligence Vendor-06/08/2021	Ready for Review-Document Uploaded. See attached borrower REO Lease Agreement - Seller-06/25/2021	Resolved-Borrower 1 Lease Agreements Provided - Due Diligence Vendor-07/01/2021 Resolved-Borrower 1 Lease Agreements Provided - Due Diligence Vendor-06/25/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$560,000.00	NY	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494430329			D	A	D	A	A	A	C	A	Closed	FCRE1322	2021-06-25 18:29	2021-07-01 19:34	Resolved	3 - Material	D	A	Credit	Missing Doc - Income	Borrower 1 Business Tax Returns Missing	Resolved-Borrower 1 Business Tax Returns Provided - Due Diligence Vendor-07/01/2021 Resolved-Borrower 1 Business Tax Returns Provided - Due Diligence Vendor-06/25/2021 Ready for Review-Document Uploaded. See attached 2018 & 2019 Business Tax Returns - Seller-06/25/2021 Open-Borrower 1 Business Tax Returns Missing - Due Diligence Vendor-06/14/2021 Open-Borrower 1 Business Tax Returns Missing - Due Diligence Vendor-06/14/2021 Open-Borrower 1 Business Tax Returns Missing - Due Diligence Vendor-06/08/2021	Ready for Review-Document Uploaded. See attached 2018 & 2019 Business Tax Returns - Seller-06/25/2021	Resolved-Borrower 1 Business Tax Returns Provided - Due Diligence Vendor-07/01/2021 Resolved-Borrower 1 Business Tax Returns Provided - Due Diligence Vendor-06/25/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$560,000.00	NY	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494430329			D	A	D	A	A	A	C	A	Closed	FCRE4293	2021-06-25 18:16	2021-06-25 21:11	Resolved	3 - Material	D	A	Credit	Missing Doc	File does not contain all required Asset Statement(s)	Resolved-All asset statements provided. - Due Diligence Vendor-06/25/2021 Ready for Review-Document Uploaded. See attached XXX account statements verifying assets of 62,945.58 - Seller-06/25/2021 Open-Asset documentation not available for review. XXX indicates $62,945.58 submitted (Savings $53,777, Savings $9,168). Final application indicates two XXX accounts ending XXX and XXX in the amounts of $53,777.18 and $9,168.40. - Due Diligence Vendor-06/09/2021	Ready for Review-Document Uploaded. See attached XXX account statements verifying assets of 62,945.58 - Seller-06/25/2021	Resolved-All asset statements provided. - Due Diligence Vendor-06/25/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$560,000.00	NY	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494430329			D	A	D	A	A	A	C	A	Closed	FPRO5405	2021-06-09 15:34	2021-06-25 20:53	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/25/2021
Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/15/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/09/2021
																								Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/25/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/15/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$560,000.00	NY	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494430329			D	A	D	A	A	A	C	A	Closed	FCRE1191	2021-06-25 18:14	2021-06-25 20:53	Resolved	3 - Material	C	A	Credit	Eligibility	Audited Reserves are less than AUS Required Reserves (Dollar Amount)	Resolved-Audited Reserves of 103967.56 are greater than or equal to AUS Required Reserves of 28294.48 - Due Diligence Vendor-06/25/2021 Ready for Review-Document Uploaded. See attached asset documents to verify assets and reserves of 28,294 - Seller-06/25/2021 Open-Audited Reserves of 0 are less than AUS Required Reserves of 28294.48 - Due Diligence Vendor-06/09/2021	Ready for Review-Document Uploaded. See attached asset documents to verify assets and reserves of 28,294 - Seller-06/25/2021	Resolved-Audited Reserves of 103967.56 are greater than or equal to AUS Required Reserves of 28294.48 - Due Diligence Vendor-06/25/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$560,000.00	NY	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494430329			D	A	D	A	A	A	C	A	Closed	FCRE1442	2021-06-25 18:13	2021-06-25 20:53	Resolved	3 - Material	C	A	Credit	Assets	Asset 1 Expired	Resolved-Asset 1 Not Expired - Due Diligence Vendor-06/25/2021 Ready for Review-Document Uploaded. See attached asset statements to verify assets and reserves of 28,294 - Seller-06/25/2021 Open-Asset 1 Expired - Due Diligence Vendor-06/09/2021	Ready for Review-Document Uploaded. See attached asset statements to verify assets and reserves of 28,294 - Seller-06/25/2021	Resolved-Asset 1 Not Expired - Due Diligence Vendor-06/25/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$560,000.00	NY	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494430329			D	A	D	A	A	A	C	A	Closed	FCRE1491	2021-06-25 18:14	2021-06-25 20:53	Resolved	3 - Material	C	A	Credit	Assets	Asset Qualification Does Not Meet Guideline Requirements	Resolved-Asset Qualification Meets Guideline Requirements - Due Diligence Vendor-06/25/2021 Ready for Review-Document Uploaded. See attached asset documents to verify assets and reserves of 28,294 - Seller-06/25/2021 Open-Asset Qualification Does Not Meet Guideline Requirements - Due Diligence Vendor-06/09/2021	Ready for Review-Document Uploaded. See attached asset documents to verify assets and reserves of 28,294 - Seller-06/25/2021	Resolved-Asset Qualification Meets Guideline Requirements - Due Diligence Vendor-06/25/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$560,000.00	NY	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494430329			D	A	D	A	A	A	C	A	Closed	FCRE1467	2021-06-25 18:14	2021-06-25 20:53	Resolved	3 - Material	D	A	Credit	Missing Doc - Assets	Asset 1 Missing	Resolved-Asset 1 Provided - Due Diligence Vendor-06/25/2021 Ready for Review-Document Uploaded. See attached asset documents to verify assets and reserves of 28,294 - Seller-06/25/2021 Open-Asset 1 Missing - Due Diligence Vendor-06/09/2021	Ready for Review-Document Uploaded. See attached asset documents to verify assets and reserves of 28,294 - Seller-06/25/2021	Resolved-Asset 1 Provided - Due Diligence Vendor-06/25/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$560,000.00	NY	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494430329			D	A	D	A	A	A	C	A	Closed	FCRE1468	2021-06-25 18:15	2021-06-25 20:53	Resolved	3 - Material	D	A	Credit	Missing Doc - Assets	Asset 2 Missing	Resolved-Asset 2 Provided Or Not Applicable - Due Diligence Vendor-06/25/2021 Ready for Review-Document Uploaded. See attached asset documents to verify assets and reserves of 28,294 - Seller-06/25/2021 Open-Asset 2 Missing - Due Diligence Vendor-06/09/2021	Ready for Review-Document Uploaded. See attached asset documents to verify assets and reserves of 28,294 - Seller-06/25/2021	Resolved-Asset 2 Provided Or Not Applicable - Due Diligence Vendor-06/25/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$560,000.00	NY	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494430329			D	A	D	A	A	A	C	A	Closed	FCRE1443	2021-06-25 18:15	2021-06-25 20:53	Resolved	3 - Material	C	A	Credit	Assets	Asset 2 Expired	Resolved-Asset 2 Not Expired Or Not Applicable - Due Diligence Vendor-06/25/2021 Ready for Review-Document Uploaded. See attached asset documents to verify assets and reserves of 28,294 - Seller-06/25/2021 Open-Asset 2 Expired - Due Diligence Vendor-06/09/2021	Ready for Review-Document Uploaded. See attached asset documents to verify assets and reserves of 28,294 - Seller-06/25/2021	Resolved-Asset 2 Not Expired Or Not Applicable - Due Diligence Vendor-06/25/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$560,000.00	NY	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494430329			D	A	D	A	A	A	C	A	Closed	FCRE1161	2021-06-18 15:43	2021-06-21 15:42	Resolved	3 - Material	D	A	Credit	Missing Doc - Insurance	Flood Certificate Missing	Resolved-Flood Certificate is fully present - Due Diligence Vendor-06/21/2021 Ready for Review-See attached flood cert showing subject is not in flood zone. - Seller-06/18/2021 Open-Missing Flood Certificate - Due Diligence Vendor-06/09/2021	Ready for Review-See attached flood cert showing subject is not in flood zone. - Seller-06/18/2021	Resolved-Flood Certificate is fully present - Due Diligence Vendor-06/21/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$560,000.00	NY	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494416477			C	B	C	A	A	A	B	B	Closed	FCRE1168	2021-06-21 16:34	2021-06-21 16:57	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Updated HOI showing replacement cost that will adjust annually to liens provided. - Due Diligence Vendor-06/21/2021

Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $292725 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - Due Diligence Vendor-06/21/2021

Ready for Review-Disagree-Insurance has a guaranteed replacement endorsement cost - Seller-06/21/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $292725 is less than all Subject Lien(s). - Due Diligence Vendor-06/14/2021
																							Ready for Review-Disagree-Insurance has a guaranteed replacement endorsement cost - Seller-06/21/2021	Resolved-Updated HOI showing replacement cost that will adjust annually to liens provided. - Due Diligence Vendor-06/21/2021 Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $292725 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - Due Diligence Vendor-06/21/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$332,750.00	OR	Investment	Refinance	Rate and Term
494416477			C	B	C	A	A	A	B	B	Closed	FPRO1498	2021-06-13 23:11	2021-06-14 20:06	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/14/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/13/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/14/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$332,750.00	OR	Investment	Refinance	Rate and Term
494420284			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-06-15 20:15	2021-06-16 17:07	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/16/2021 Open-Third party valuation product required. - Due Diligence Vendor-06/15/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/16/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$487,500.00	CA	Investment	Purchase	NA
494410612			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$336,800.00	TX	Investment	Purchase	NA
494439013			D	A	D	A	A	A	D	A	Closed	FCRE1157	2021-06-22 12:16	2021-06-22 12:25	Resolved	3 - Material	D	A	Credit	Missing Doc - Insurance	Hazard Insurance Policy is Missing	Resolved-HO6 policy provided. - Due Diligence Vendor-06/22/2021 Ready for Review-6/22/2021 Disagree - The HO6 had been provided . Please review - Seller-06/22/2021 Open-Complete HO6 policy is missing. Condo master policy provided. - Due Diligence Vendor-06/21/2021 Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-06/21/2021 Ready for Review-see attached - Seller-06/18/2021 Open-Missing Master policy for PUD Townhome and complete HO6 policy. - Due Diligence Vendor-06/14/2021	Ready for Review-6/22/2021 Disagree - The HO6 had been provided . Please review - Seller-06/22/2021 Ready for Review-see attached - Seller-06/18/2021	Resolved-HO6 policy provided. - Due Diligence Vendor-06/22/2021 Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-06/21/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$200,250.00	TN	Investment	Purchase	NA
494439013			D	A	D	A	A	A	D	A	Closed	FPRO1244	2021-06-10 00:15	2021-06-17 21:15	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/17/2021 Open-Third party valuation product required. - Due Diligence Vendor-06/14/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/17/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$200,250.00	TN	Investment	Purchase	NA
494413097			C	B	C	A	B	B	B	B	Closed	FCRE1186	2021-06-30 14:37	2021-06-30 16:18	Resolved	3 - Material	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Updated AUS provided.  - Due Diligence Vendor-06/30/2021
Resolved-Audited DTI of 45% is less than or equal to AUS DTI of 47.36%  - Due Diligence Vendor-06/30/2021
Resolved-Audited DTI of 45% is less than or equal to AUS DTI of 37.13%  - Due Diligence Vendor-06/30/2021
Ready for Review-Document Uploaded.  - Seller-06/30/2021
Open-Same errors on both documents uploaded.  XXX - Due Diligence Vendor-06/30/2021
Ready for Review-Document Uploaded. Please see attached, thank you - Seller-06/29/2021
Open-Receiving the following error when trying to open the attachment.
XXX
</Error> - Due Diligence Vendor-06/29/2021
Ready for Review-Document Uploaded. Please see corrected AUS with corrected total debt amount.  Thank you - Seller-06/29/2021
Open-Audited DTI of 52.14% exceeds AUS DTI of 37.13%.  the total verified debt in the file equals $8,867.64.  The lender used as total debt of $6,951.44. - Due Diligence Vendor-06/10/2021
																							Ready for Review-Document Uploaded. - Seller-06/30/2021 Ready for Review-Document Uploaded. Please see attached, thank you - Seller-06/29/2021 Ready for Review-Document Uploaded. Please see corrected AUS with corrected total debt amount. Thank you - Seller-06/29/2021	Resolved-Updated AUS provided. - Due Diligence Vendor-06/30/2021 Resolved-Audited DTI of 45% is less than or equal to AUS DTI of 47.36% - Due Diligence Vendor-06/30/2021 Resolved-Audited DTI of 45% is less than or equal to AUS DTI of 37.13% - Due Diligence Vendor-06/30/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$456,000.00	WA	Investment	Refinance	Cash Out - Other
494413097			C	B	C	A	B	B	B	B	Closed	FCRE1168	2021-06-15 19:24	2021-06-16 15:09	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Hazard Insurance Coverage Amount of $437400 is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $340445 - Due Diligence Vendor-06/16/2021

Ready for Review-Replacement Cost Estimator - Seller-06/15/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $437400 is less than all Subject Lien(s).  The hazard insurance dwelling coverage equals $437,400.00, the lien amount per the note is $456,000.00.  No evidence of guaranteed replacement cost or a replacement cost calculator provided by the insurer. - Due Diligence Vendor-06/14/2021
																							Ready for Review-Replacement Cost Estimator - Seller-06/15/2021	Resolved-Hazard Insurance Coverage Amount of $437400 is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $340445 - Due Diligence Vendor-06/16/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$456,000.00	WA	Investment	Refinance	Cash Out - Other
494413097			C	B	C	A	B	B	B	B	Closed	FPRO1498	2021-06-14 20:49	2021-06-14 20:49	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/14/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/14/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$456,000.00	WA	Investment	Refinance	Cash Out - Other
494413097			C	B	C	A	B	B	B	B	Closed	FCOM8844	2021-06-11 13:08	2021-06-14 20:42	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/14/2021 Open-The borrower is paying off a mortgage that is not a lien on the subject property. The file is missing the cash out letter. - Due Diligence Vendor-06/11/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/14/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$456,000.00	WA	Investment	Refinance	Cash Out - Other
494465667			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-06-11 15:44	2021-06-14 15:41	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/11/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$315,000.00	GA	Investment	Refinance	Cash Out - Other
494453913			D	A	D	A	A	A	C	A	Closed	FCRE1352	2021-06-24 13:03	2021-06-24 13:09	Resolved	3 - Material	D	A	Credit	Missing Doc - Income	Borrower 2 Business Tax Returns Missing	Resolved-Business returns provided and no issues found. - Due Diligence Vendor-06/24/2021 Ready for Review-See attached 2020 S-Corp returns with K-1. Income is positive; was not used to qualify. - Seller-06/24/2021 Open-Per Schedule E of 2019 personal returns, primary and second borrower hold interest in a 1120S Corporation, however a copy of K-1, and, if >25% held. Business Tax Returns were not provided. - Due Diligence Vendor-06/11/2021	Ready for Review-See attached 2020 S-Corp returns with K-1. Income is positive; was not used to qualify. - Seller-06/24/2021	Resolved-Business returns provided and no issues found. - Due Diligence Vendor-06/24/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$203,000.00	OR	Investment	Purchase	NA
494453913			D	A	D	A	A	A	C	A	Closed	FPRO5405	2021-06-14 18:59	2021-06-16 17:10	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/16/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/14/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/16/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$203,000.00	OR	Investment	Purchase	NA
494415648			C	B	C	A	B	B	C	A	Closed	FPRO9939	2021-06-16 04:34	2021-06-17 16:08	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/17/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3) - Due Diligence Vendor-06/16/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/17/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$101,250.00	TN	Investment	Refinance	Cash Out - Other
494415648			C	B	C	A	B	B	C	A	Closed	FCOM8844	2021-06-16 04:30	2021-06-16 19:53	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/16/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-06/16/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/16/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$101,250.00	TN	Investment	Refinance	Cash Out - Other
494423510			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-06-15 22:57	2021-06-23 15:50	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/23/2021 Open-Pending third party valuation product. - Due Diligence Vendor-06/15/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/23/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$251,250.00	NY	Investment	Purchase	NA
494411605			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-06-15 22:01	2021-06-16 15:46	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/16/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/16/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/16/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$268,000.00	CA	Investment	Purchase	NA
494487318			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-06-11 16:13	2021-06-17 16:10	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/17/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/11/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/17/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$249,050.00	NC	Investment	Purchase	NA
494430852			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$250,000.00	NC	Investment	Purchase	NA
494420078			D	B	A	A	B	B	D	A	Closed	FPRO1244	2021-06-12 01:53	2021-06-21 12:55	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/21/2021 Open-Pending third party valuation product. - Due Diligence Vendor-06/15/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/21/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$315,000.00	NJ	Investment	Refinance	Cash Out - Other
494420078			D	B	A	A	B	B	D	A	Closed	FCOM8844	2021-06-12 01:49	2021-06-15 22:40	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/15/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-06/15/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/15/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$315,000.00	NJ	Investment	Refinance	Cash Out - Other
494456843			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$493,000.00	CA	Investment	Purchase	NA
494427076			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-06-11 03:04	2021-06-11 16:07	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/11/2021 Open-Third party valuation product required. - Due Diligence Vendor-06/11/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/11/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$62,000.00	PA	Investment	Refinance	Rate and Term
494416288			C	B	A	A	B	B	C	A	Closed	FPRO9939	2021-06-11 19:02	2021-06-15 15:29	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/15/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.0) - Due Diligence Vendor-06/11/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/15/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$234,000.00	CA	Investment	Refinance	Cash Out - Other
494416288			C	B	A	A	B	B	C	A	Closed	FCOM8844	2021-06-11 18:57	2021-06-14 20:18	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Final CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-06/14/2021 Open-Final CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-06/14/2021		Acknowledged-Final CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-06/14/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$234,000.00	CA	Investment	Refinance	Cash Out - Other
494462519			D	A	D	A	A	A	C	A	Closed	FCRE7347	2021-06-21 20:46	2021-06-22 12:08	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing Lease Agreement	Resolved-Lease agreement provided for XXX. No issues with lease amount. - Due Diligence Vendor-06/22/2021 Ready for Review-See attached lease agreement for REO located at XXX. - Seller-06/21/2021 Open-The file is missing the lease agreement for the property located at XXX. - Due Diligence Vendor-06/15/2021	Ready for Review-See attached lease agreement for REO located at XXX. - Seller-06/21/2021	Resolved-Lease agreement provided for XXX. No issues with lease amount. - Due Diligence Vendor-06/22/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$350,000.00	AZ	Investment	Refinance	Cash Out - Other
494462519			D	A	D	A	A	A	C	A	Closed	FCRE3464	2021-06-16 21:06	2021-06-17 14:53	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing Closing/Final Verbal VOE	Resolved-VOE provided as of date 05/04/21 which is within 10 days of the closing date of 05/07/21. - Due Diligence Vendor-06/17/2021 Ready for Review-See attached VVOE dated 05/04/21 - Seller-06/16/2021 Open-VOE within 10 days of closing required. - Due Diligence Vendor-06/15/2021	Ready for Review-See attached VVOE dated 05/04/21 - Seller-06/16/2021	Resolved-VOE provided as of date 05/XX/21 which is within 10 days of the closing date of 05/XX/21. - Due Diligence Vendor-06/17/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$350,000.00	AZ	Investment	Refinance	Cash Out - Other
494462519			D	A	D	A	A	A	C	A	Closed	FPRO5405	2021-06-15 02:40	2021-06-16 15:53	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/16/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/15/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/16/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$350,000.00	AZ	Investment	Refinance	Cash Out - Other
494411779			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-06-14 20:55	2021-06-17 16:19	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/17/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/14/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/17/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$488,000.00	OR	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494426126			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-06-14 00:12	2021-06-14 15:44	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021 Open-Third party valuation report required. - Due Diligence Vendor-06/14/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$375,000.00	CA	Investment	Purchase	NA
494429979			D	A	D	A	A	A	A	A	Closed	FCRE7497	2021-06-14 16:01	2021-06-15 16:55	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Rent free letter provided by the client. No further issues. - Due Diligence Vendor-06/15/2021 Ready for Review-Please see attached LOX stating that XXX is living rent free. - Seller-06/14/2021 Open-Per the application the borrower has no primary residence expense. Missing the letter supporting the borrower is living rent free. - Due Diligence Vendor-06/09/2021	Ready for Review-Please see attached LOX stating that XXX is living rent free. - Seller-06/14/2021	Resolved-Rent free letter provided by the client. No further issues. - Due Diligence Vendor-06/15/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$61,200.00	TN	Investment	Purchase	NA
494425134			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$168,436.00	TX	Investment	Purchase	NA
494434527			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-06-09 20:21	2021-06-15 15:31	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/15/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.9) - Due Diligence Vendor-06/09/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/15/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$405,892.00	CA	Investment	Purchase	NA
494412772			C	A	C	A	A	A	C	A	Closed	FPRO9939	2021-06-11 21:46	2021-06-17 16:26	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/17/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.7) - Due Diligence Vendor-06/11/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/17/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$149,000.00	AZ	Investment	Purchase	NA
494443625			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-06-08 22:20	2021-06-14 15:47	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021 Open-Third party valuation product required. - Due Diligence Vendor-06/14/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$463,400.00	TX	Investment	Refinance	Cash Out - Other
494424419			C	A	C	A	A	A	C	A	Closed	FCRE1168	2021-06-15 19:34	2021-06-16 15:10	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Hazard Insurance Coverage Amount of $468750 is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $409000 - Due Diligence Vendor-06/16/2021 Ready for Review-Replacement Cost Estimator - Seller-06/15/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $468750 is less than all Subject Lien(s). - Due Diligence Vendor-06/14/2021	Ready for Review-Replacement Cost Estimator - Seller-06/15/2021	Resolved-Hazard Insurance Coverage Amount of $468750 is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $409000 - Due Diligence Vendor-06/16/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$596,000.00	CA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494424419			C	A	C	A	A	A	C	A	Closed	FPRO9939	2021-06-10 18:50	2021-06-15 14:51	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/15/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 4) - Due Diligence Vendor-06/10/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/15/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$596,000.00	CA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494434226			C	A	C	A	A	A	C	A	Closed	FPRO5405	2021-06-11 19:02	2021-07-07 12:08	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/07/2021
Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/17/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/11/2021
																								Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/07/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/17/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$536,000.00	CA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494434226			C	A	C	A	A	A	C	A	Closed	FCRE1168	2021-06-22 17:36	2021-06-22 18:35	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Hazard Insurance Coverage Amount of $511500 is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $332300 - Due Diligence Vendor-06/22/2021

Ready for Review-RCE attached - Seller-06/22/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $511500 is less than all Subject Lien(s).  The hazard insurance coverage is $511,500.00 the lien amount is $536,000.00  No guaranteed replacement cost or replacement calculator provided. - Due Diligence Vendor-06/16/2021
																							Ready for Review-RCE attached - Seller-06/22/2021	Resolved-Hazard Insurance Coverage Amount of $511500 is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $332300 - Due Diligence Vendor-06/22/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$536,000.00	CA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494440167			D	A	D	A	A	A	C	A	Closed	FCRE1964	2021-06-23 18:35	2021-06-24 13:11	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing income documentation
Resolved-Documentation provided to show that the primary residence is not owned by the borrower. - Due Diligence Vendor-06/24/2021
Ready for Review-See attached fraud guard report, taxes, and HOI to show the mortgaged property located at XXX is not in the borrowers name. This property mortgage is owned solely by the borrowers spouse and is not listed on the borrowers credit report.  - Seller-06/23/2021
Open-Per hazard insurance for primary residence, a mortgagee is present which is not listed on credit report.  Verification property is held free and clear must be provided, or acceptable documentation for lien not reporting on credit to be obtained. - Due Diligence Vendor-06/08/2021
																							Ready for Review-See attached fraud guard report, taxes, and HOI to show the mortgaged property located at XXX is not in the borrowers name. This property mortgage is owned solely by the borrowers spouse and is not listed on the borrowers credit report. - Seller-06/23/2021	Resolved-Documentation provided to show that the primary residence is not owned by the borrower. - Due Diligence Vendor-06/24/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$97,500.00	NE	Investment	Purchase	NA
494440167			D	A	D	A	A	A	C	A	Closed	FPRO5405	2021-06-09 21:30	2021-06-17 16:30	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/17/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/09/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/17/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$97,500.00	NE	Investment	Purchase	NA
494417441			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$127,500.00	FL	Investment	Purchase	NA
494443943			D	A	D	A	A	A	C	A	Closed	FCRE1241	2021-06-22 19:21	2021-06-22 20:31	Resolved	3 - Material	D	A	Credit	Missing Doc - Property	Purchase Contract is Missing	Resolved-Purchase Contract Issue Resolved - Due Diligence Vendor-06/22/2021 Ready for Review-See attached Purchase Agreement for subject property transaction - Seller-06/22/2021 Open-Purchase Contract Is Missing - Due Diligence Vendor-06/11/2021	Ready for Review-See attached Purchase Agreement for subject property transaction - Seller-06/22/2021	Resolved-Purchase Contract Issue Resolved - Due Diligence Vendor-06/22/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$103,500.00	NC	Investment	Purchase	NA
494443943			D	A	D	A	A	A	C	A	Closed	FPRO9939	2021-06-11 21:16	2021-06-16 17:11	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/16/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 4) - Due Diligence Vendor-06/11/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/16/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$103,500.00	NC	Investment	Purchase	NA
494444310			B	B	A	A	B	B	A	A	Closed	FCOM7646	2021-06-14 21:25	2021-06-16 20:17	Acknowledged	2 - Non-Material	B	B	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status	Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - Due Diligence Vendor-06/16/2021 Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of ATR/QM: Status Pending. The cash out letter in the file states the borrower will be using the cash in hand to invest in mutual funds and ETF in the near future. - Due Diligence Vendor-06/14/2021		Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - Due Diligence Vendor-06/16/2021			"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$245,000.00	AZ	Investment	Refinance	Cash Out - Other
494424697			D	B	D	A	B	B	D	A	Closed	FCRE1157	2021-06-17 21:29	2021-06-22 18:34	Resolved	3 - Material	D	A	Credit	Missing Doc - Insurance	Hazard Insurance Policy is Missing	Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-06/22/2021 Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-06/21/2021 Ready for Review-Insurance and RCE - Seller-06/17/2021 Open-Missing Hazard Insurance Policy - Due Diligence Vendor-06/11/2021	Ready for Review-Insurance and RCE - Seller-06/17/2021	Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-06/22/2021 Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-06/21/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$691,600.00	CA	Investment	Refinance	Cash Out - Other
494424697			D	B	D	A	B	B	D	A	Closed	FCRE1168	2021-06-21 16:08	2021-06-22 18:34	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Hazard Insurance Coverage Amount of $358160 is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $318500 - Due Diligence Vendor-06/22/2021 Rescinded-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $356800 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $342700 - Due Diligence Vendor-06/21/2021		Resolved-Hazard Insurance Coverage Amount of $358160 is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $318500 - Due Diligence Vendor-06/22/2021 Rescinded-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $356800 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $342700 - Due Diligence Vendor-06/21/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$691,600.00	CA	Investment	Refinance	Cash Out - Other
494424697			D	B	D	A	B	B	D	A	Closed	FCRE1160	2021-06-22 17:35	2021-06-22 18:34	Resolved	3 - Material	C	A	Credit	Insurance	Hazard Insurance Expiration Date is before the Note Date	Resolved-Hazard Insurance Expiration Date of 12-XX-2021 is after the Note Date of 04-XX-2021 Or Hazard Insurance Expiration Date Is Not Provided - Due Diligence Vendor-06/XX/2021 Ready for Review-Current HOI Policies and RCE's have been provided. - Seller-06/XX/2021 Open-Hazard Insurance Expiration Date of 10-XX-2020 is prior to or equal to the Note Date of 04-XX-2021. Provide updated HOI. HOI was provided during condition stipulation to clear missing HOI however the one provided is expired. - Due Diligence Vendor-06/XX/2021	Ready for Review-Current HOI Policies and RCE's have been provided. - Seller-06/22/2021	Resolved-Hazard Insurance Expiration Date of 12-XX-2021 is after the Note Date of 04-XX-2021 Or Hazard Insurance Expiration Date Is Not Provided - Due Diligence Vendor-06/XX/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$691,600.00	CA	Investment	Refinance	Cash Out - Other
494424697			D	B	D	A	B	B	D	A	Closed	FCRE1145	2021-06-17 22:24	2021-06-21 16:10	Resolved	3 - Material	D	A	Credit	Missing Doc - Title	Title Document Missing	Resolved-Title provided as conditioned - Due Diligence Vendor-06/21/2021 Resolved-Title Document is fully Present - Due Diligence Vendor-06/21/2021 Ready for Review-Final Title Policy - Seller-06/17/2021 Open-Title Document is missing - Due Diligence Vendor-06/11/2021	Ready for Review-Final Title Policy - Seller-06/17/2021	Resolved-Title provided as conditioned - Due Diligence Vendor-06/21/2021 Resolved-Title Document is fully Present - Due Diligence Vendor-06/21/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$691,600.00	CA	Investment	Refinance	Cash Out - Other
494424697			D	B	D	A	B	B	D	A	Closed	FPRO1244	2021-06-11 21:37	2021-06-21 12:52	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/21/2021 Open-Third party valuation product required. - Due Diligence Vendor-06/16/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/21/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$691,600.00	CA	Investment	Refinance	Cash Out - Other
494424697			D	B	D	A	B	B	D	A	Closed	FCOM8844	2021-06-11 21:32	2021-06-16 20:25	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/16/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-06/11/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/16/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$691,600.00	CA	Investment	Refinance	Cash Out - Other
494453040			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-06-11 18:33	2021-06-17 16:41	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/17/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/11/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/17/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$105,000.00	CA	Investment	Refinance	Cash Out - Other
494434736			C	B	A	A	A	A	C	B	Closed	FPRO7466	2021-06-15 23:42	2021-06-22 15:19	Resolved	1 - Information	C	A	Property	Third Party Valuation	AVM Value(s) Do Not Adhere To Tolerance Criteria	Resolved-Exterior Only appraisal provided with a value of $XXX. Within acceptable variance. Finding resolved. - Due Diligence Vendor-06/22/2021 Open-AVM provided with a Confidence score of 76. Exterior Only appraisal pending. - Due Diligence Vendor-06/15/2021		Resolved-Exterior Only appraisal provided with a value of $XXX. Within acceptable variance. Finding resolved. - Due Diligence Vendor-06/22/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$370,000.00	CA	Investment	Refinance	Rate and Term
494434736			C	B	A	A	A	A	C	B	Closed	FPRO1498	2021-06-09 19:22	2021-06-15 23:34	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/15/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/15/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/15/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$370,000.00	CA	Investment	Refinance	Rate and Term
494412273			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-06-15 23:12	2021-06-16 17:13	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/16/2021 Open-Third party valuation product required. - Due Diligence Vendor-06/15/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/16/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$105,000.00	ID	Investment	Purchase	NA
494444165			C	B	A	A	B	B	C	B	Closed	FCOM8844	2021-06-23 16:15	2021-06-23 16:16	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/23/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-06/23/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/23/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$345,000.00	CA	Investment	Refinance	Cash Out - Other
494444165			C	B	A	A	B	B	C	B	Closed	FVAL2477	2021-06-17 13:47	2021-06-22 15:09	Acknowledged	2 - Non-Material	C	B	Property	Appraisal	Appraisal incomplete (missing map, layout, pages, etc.)
Acknowledged-Condo Questionnaire completed provided condo information that was not obtained on the appraisal. - Due Diligence Vendor-06/22/2021
Ready for Review-Please see attached condo questionnaire completed by third party (XXX).  Although appraisal is missing that information, the information was obtained from a reliable source, so this would be considered a non material error.   - Seller-06/17/2021
Open-The property type is a condo.  The project information section reflects the number of units, units for sale, units sold, units rented and owner occupied units are all reflected as 0. - Due Diligence Vendor-06/11/2021
																							Ready for Review-Please see attached condo questionnaire completed by third party (XXX). Although appraisal is missing that information, the information was obtained from a reliable source, so this would be considered a non material error. - Seller-06/17/2021	Acknowledged-Condo Questionnaire completed provided condo information that was not obtained on the appraisal. - Due Diligence Vendor-06/22/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$345,000.00	CA	Investment	Refinance	Cash Out - Other
494430756			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-06-15 23:44	2021-06-16 16:16	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/16/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/15/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/16/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$122,250.00	NY	Investment	Purchase	NA
494412731			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-06-15 23:45	2021-06-16 16:18	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/16/2021 Open-Third party valuation product required. - Due Diligence Vendor-06/15/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/16/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$141,850.00	WA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494419475			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-06-12 00:14	2021-06-21 12:57	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/21/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.7) - Due Diligence Vendor-06/12/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/21/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$300,000.00	NJ	Investment	Purchase	NA
494430006			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-06-15 15:49	2021-06-16 16:21	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/16/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/15/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/16/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$285,000.00	TX	Investment	Purchase	NA
494418221			B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-06-14 20:08	2021-06-15 23:49	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/15/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-06/14/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/15/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$266,250.00	MA	Investment	Refinance	Cash Out - Other
494435316			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-06-15 16:30	2021-06-16 16:24	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/16/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/15/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/16/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$303,750.00	TX	Investment	Purchase	NA
494442578			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$190,000.00	TX	Investment	Purchase	NA
494425023			D	A	D	A	A	A	D	A	Closed	FCRE7497	2021-06-17 14:51	2021-06-21 15:44	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-HOI provided as conditioned. - Due Diligence Vendor-06/21/2021 Ready for Review-Please see attached documentation of insurance for XXX - Seller-06/17/2021 Open-Missing verification of insurance for the following REO: XXX - Due Diligence Vendor-06/09/2021	Ready for Review-Please see attached documentation of insurance for XXX. - Seller-06/17/2021	Resolved-HOI provided as conditioned. - Due Diligence Vendor-06/21/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$119,900.00	WI	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494425023			D	A	D	A	A	A	D	A	Closed	FPRO1244	2021-06-16 02:48	2021-06-16 16:42	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/16/2021 Open-Third party valuation product required. - Due Diligence Vendor-06/16/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/16/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$119,900.00	WI	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494413342			B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-06-12 04:22	2021-06-16 02:50	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/16/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-06/12/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/16/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$108,750.00	TN	Investment	Refinance	Cash Out - Other
494428282			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$86,250.00	TX	Investment	Purchase	NA
494414692			D	A	D	A	D	A	C	A	Closed	FCRE1964	2021-06-17 14:59	2021-06-21 15:23	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing income documentation	Resolved-Provided as conditioned with no issues noted. - Due Diligence Vendor-06/21/2021 Ready for Review-Please see attached CD from purchase of XXX. Thank you - Seller-06/17/2021 Open-File does not contain a copy of Final CD or other supporting documentation to verify terms for property at XXX. Rental calculation to be updated upon receipt and additional requirements may apply. - Due Diligence Vendor-06/11/2021	Ready for Review-Please see attached CD from purchase of XXX. Thank you - Seller-06/17/2021	Resolved-Provided as conditioned with no issues noted. - Due Diligence Vendor-06/21/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$270,000.00	UT	Investment	Purchase	NA
494414692			D	A	D	A	D	A	C	A	Closed	FCOM1544	2021-06-16 17:46	2021-06-21 15:17	Resolved	3 - Material	D	A	Compliance	Missing Doc - CD	TRID: Missing Final Closing Disclosure	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-06/21/2021 Ready for Review-Final CD attached - Seller-06/16/2021 Open-TRID: Missing Final Closing Disclosure. Final disclosure dated 4/26/21 only provided page 1 of 5. - Due Diligence Vendor-06/14/2021	Ready for Review-Final CD attached - Seller-06/16/2021	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-06/21/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$270,000.00	UT	Investment	Purchase	NA
494414692			D	A	D	A	D	A	C	A	Closed	FPRO9939	2021-06-14 13:33	2021-06-16 16:27	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/16/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 4.8) - Due Diligence Vendor-06/14/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/16/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$270,000.00	UT	Investment	Purchase	NA
494448198			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$315,000.00	CA	Investment	Refinance	Cash Out - Other
494419778			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$130,500.00	NV	Investment	Purchase	NA
494462640			C	A	C	A	A	A	A	A	Closed	FCRE1204	2021-06-24 16:24	2021-06-25 12:35	Resolved	3 - Material	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-Updated fraud report provided with all items cleared. - Due Diligence Vendor-06/25/2021 Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-06/25/2021 Ready for Review-See attached fraud guard report showing all items cleared. - Seller-06/24/2021 Open-Fraud Report Shows Uncleared Alerts. Page 1055 shows a loan participant is on a watch list. - Due Diligence Vendor-06/16/2021	Ready for Review-See attached fraud guard report showing all items cleared. - Seller-06/24/2021	Resolved-Updated fraud report provided with all items cleared. - Due Diligence Vendor-06/25/2021 Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-06/25/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$49,300.00	FL	Investment	Purchase	NA
494416325			C	A	C	A	A	A	A	A	Closed	FCRE1254	2021-06-30 02:11	2021-06-30 12:10	Resolved	3 - Material	C	A	Credit	Title	Property Title Issue	Resolved-Short Form Loan Policy provided and free and clear of tax lien. - Due Diligence Vendor-06/30/2021 Resolved-Property Title Issue Resolved - Due Diligence Vendor-06/30/2021 Ready for Review-Document Uploaded. See attached - Seller-06/30/2021 Open-Property Title Issue. Pg 617 SCHED B PART 1 - LINE 8, TAX LIEN TO THE STATE OF CONNETICUIT FOR $3,116.44 - RECORDED. SATISFACTORY PROOF THAT LIEN HAS BEEN PAID AND FREE AND CLEAR TITLE. - Due Diligence Vendor-06/16/2021	Ready for Review-Document Uploaded. See attached - Seller-06/30/2021	Resolved-Short Form Loan Policy provided and free and clear of tax lien. - Due Diligence Vendor-06/30/2021 Resolved-Property Title Issue Resolved - Due Diligence Vendor-06/30/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$404,000.00	CT	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494416325			C	A	C	A	A	A	A	A	Closed	FCRE1456	2021-06-18 20:03	2021-06-21 16:30	Resolved	3 - Material	C	A	Credit	Assets	Asset 2 Less Than 2 Months Verified	Resolved-Only 1 month required. - Due Diligence Vendor-06/21/2021 Ready for Review-Disagree with finding, asset documents from XXX account XXX are dated Jan & Feb of 21. Retirement account statement in file from XXX is not considered a depository account and not subject to multiple statements needed. - Seller-06/18/2021 Open-Asset 2 Less Than 2 Months Verified, two months required per AUS approval. - Due Diligence Vendor-06/16/2021	Ready for Review-Disagree with finding, asset documents from XXX account XXX are dated Jan & Feb of 21. Retirement account statement in file from XXX is not considered a depository account and not subject to multiple statements needed. - Seller-06/18/2021	Resolved-Only 1 month required. - Due Diligence Vendor-06/21/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$404,000.00	CT	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494412526			D	B	D	A	B	B	C	A	Closed	FPRO5405	2021-06-15 17:44	2021-06-23 16:04	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/23/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/15/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/23/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$298,000.00	CA	Investment	Refinance	Cash Out - Other
494412526			D	B	D	A	B	B	C	A	Closed	FCRE1316	2021-06-21 13:35	2021-06-21 16:37	Resolved	3 - Material	D	A	Credit	Missing Doc - Employment	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Provided as conditioned - Due Diligence Vendor-06/21/2021 Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-06/21/2021 Ready for Review-See attached invoice from borrower self employed business dated within 10 days prior to closing. Also attached is the business website showing the ability to request services. - Seller-06/21/2021 Open-Borrower 1 3rd Party VOE Prior to Close Missing - Due Diligence Vendor-06/11/2021	Ready for Review-See attached invoice from borrower self employed business dated within 10 days prior to closing. Also attached is the business website showing the ability to request services. - Seller-06/21/2021	Resolved-Provided as conditioned - Due Diligence Vendor-06/21/2021 Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-06/21/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$298,000.00	CA	Investment	Refinance	Cash Out - Other
494412526			D	B	D	A	B	B	C	A	Closed	FCOM8844	2021-06-15 17:40	2021-06-16 22:08	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/16/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-06/15/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/16/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$298,000.00	CA	Investment	Refinance	Cash Out - Other
494458032			B	B	A	A	B	B	A	A	Closed	FCOM7646	2021-06-14 15:22	2021-06-16 20:41	Acknowledged	2 - Non-Material	B	B	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status	Acknowledged-Originator QM Designation Of QM: GSE Temporary QM - SH Differs From Final QM Status Of QM: GSE Temporary QM - SH - Due Diligence Vendor-06/16/2021 Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of ATR/QM: Status Pending. The cash out letter in the file states the borrower is recouping money they used to purchase the subject property initially. - Due Diligence Vendor-06/14/2021		Acknowledged-Originator QM Designation Of QM: GSE Temporary QM - SH Differs From Final QM Status Of QM: GSE Temporary QM - SH - Due Diligence Vendor-06/16/2021			"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$67,500.00	GA	Investment	Refinance	Cash Out - Other
494426043			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$171,430.00	NC	Investment	Purchase	NA
494429445			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-06-09 19:59	2021-06-14 15:49	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/09/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/14/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$380,000.00	CA	Investment	Refinance	Cash Out - Other
494424984			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-06-10 23:30	2021-06-16 16:29	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/16/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 4) - Due Diligence Vendor-06/10/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/16/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$140,000.00	FL	Investment	Purchase	NA
494436032			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$457,500.00	CA	Investment	Purchase	NA
494438500			D	A	D	A	A	A	C	A	Closed	FPRO9939	2021-06-12 15:22	2021-06-22 13:29	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/22/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.7) - Due Diligence Vendor-06/12/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/22/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$237,750.00	TX	Investment	Purchase	NA
494438500			D	A	D	A	A	A	C	A	Closed	FCRE1358	2021-06-18 20:30	2021-06-21 16:08	Resolved	3 - Material	D	A	Credit	Missing Doc - Income	Borrower 2 W2/1099 Missing
Resolved-Two years tax returns provided for foreign income. - Due Diligence Vendor-06/21/2021

Resolved-Borrower 2 W2/1099 Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-06/21/2021

Ready for Review-The co-borrower earned foreign income from India as it was shown on the tax return. As per Fannie Mae guideline the required document to verify the foreign income is "Copies of his or her signed federal income tax returns for the most recent two years that include foreign income". Please see attached 2018-2019 signed tax return, and Fannie guidelines - Seller-06/18/2021

Open-Borrower 2 W2/1099 Missing.  The file is missing the w-2 for the co-borrower required by DU. - Due Diligence Vendor-06/17/2021
																							Ready for Review-The co-borrower earned foreign income from India as it was shown on the tax return. As per Fannie Mae guideline the required document to verify the foreign income is "Copies of his or her signed federal income tax returns for the most recent two years that include foreign income". Please see attached 2018-2019 signed tax return, and Fannie guidelines - Seller-06/18/2021	Resolved-Two years tax returns provided for foreign income. - Due Diligence Vendor-06/21/2021 Resolved-Borrower 2 W2/1099 Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-06/21/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$237,750.00	TX	Investment	Purchase	NA
494413023			B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-06-14 16:01	2021-06-21 19:13	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/21/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-06/14/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/21/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$369,600.00	CA	Investment	Refinance	Cash Out - Other
494446720			C	A	C	A	A	A	C	A	Closed	FCRE1168	2021-06-20 19:22	2021-06-21 16:34	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Updated policy provided showing higher coverage and replacement cost noted on new policy - Due Diligence Vendor-06/21/2021

Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $424483 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - Due Diligence Vendor-06/21/2021

Ready for Review-Insurance plus replacement cost included in language on insurance policy - Seller-06/20/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $416160 is less than all Subject Lien(s).  The hazard insurance dwelling coverage is $416,160.00.  The lien amount is $444,500.00.  no evidence of guaranteed replacement cost. - Due Diligence Vendor-06/16/2021
																							Ready for Review-Insurance plus replacement cost included in language on insurance policy - Seller-06/20/2021	Resolved-Updated policy provided showing higher coverage and replacement cost noted on new policy - Due Diligence Vendor-06/21/2021 Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $424483 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - Due Diligence Vendor-06/21/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$444,500.00	WA	Investment	Refinance	Cash Out - Other
494446720			C	A	C	A	A	A	C	A	Closed	FPRO5405	2021-06-14 19:45	2021-06-17 16:46	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/17/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/14/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/17/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$444,500.00	WA	Investment	Refinance	Cash Out - Other
494428261			D	A	D	A	A	A	A	A	Closed	FCRE7497	2021-06-25 12:51	2021-06-25 15:10	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Verification of PITIA provided. - Due Diligence Vendor-06/25/2021 Ready for Review-Document Uploaded. See attached PITI docs for REO located XXX - Seller-06/25/2021 Open-Missing Verification of Mortgage, taxes and insurance for the following REOs: XXX - Due Diligence Vendor-06/08/2021	Ready for Review-Document Uploaded. See attached PITI docs for REO located XXX - Seller-06/25/2021	Resolved-Verification of PITIA provided. - Due Diligence Vendor-06/25/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$424,125.00	CA	Investment	Purchase	NA
494421909			D	A	D	A	A	A	A	A	Closed	FCRE7247	2021-06-25 03:27	2021-06-25 12:20	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing AUS Findings
Resolved-AUS and primary residence CD provided.  - Due Diligence Vendor-06/25/2021
Ready for Review-Please note that the two AUS findings in file are for two different properties.  I have attached the correct one, for XXX.  The other AUS is for the purchase of XXX, which will be the borrower's residence.  The present housing expense of $1725.90 is for this property (per attached CD) and negative net rental of $1958 is for the XXX property.  It appears that the subject negative cash flow is  $4.08 less than the full PITI however correcting to the full $1047.86 only moves the DTI from 39.28 to 39.31 which is within tolerance. - Seller-06/25/2021
Open-The two DU's in file are incorrect. Both are treating both borrower's primary housing expenses are negative rent vs debt. The most recent DU 3/24/21 has the incorrect PITI for the subject and it's not considering the subject's PITI in the DTI.  The other DU is considering the PITI but not the full payment amount or 75% gross rent. Unable to determine the negative rent used for the subject.  - Due Diligence Vendor-06/11/2021
																							Ready for Review-Please note that the two AUS findings in file are for two different properties. I have attached the correct one, for XXX. The other AUS is for the purchase of XXX, which will be the borrower's residence. The present housing expense of $1725.90 is for this property (per attached CD) and negative net rental of $1958 is for the XXX property. It appears that the subject negative cash flow is $4.08 less than the full PITI however correcting to the full $1047.86 only moves the DTI from 39.28 to 39.31 which is within tolerance. - Seller-06/25/2021	Resolved-AUS and primary residence CD provided. - Due Diligence Vendor-06/25/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$152,000.00	GA	Investment	Purchase	NA
494421909			D	A	D	A	A	A	A	A	Closed	FCRE1456	2021-06-21 16:12	2021-06-21 16:54	Resolved	3 - Material	C	A	Credit	Assets	Asset 2 Less Than 2 Months Verified	Resolved-Provided as conditioned - Due Diligence Vendor-06/21/2021 Resolved-Asset 2 Verified Sufficiently Or Not Applicable - Due Diligence Vendor-06/21/2021 Ready for Review-Please see attached December statement for XXX - Seller-06/21/2021 Open-Asset 2 Less Than 2 Months Verified, two months required per AUS. - Due Diligence Vendor-06/16/2021	Ready for Review-Please see attached December statement for XXX - Seller-06/21/2021	Resolved-Provided as conditioned - Due Diligence Vendor-06/21/2021 Resolved-Asset 2 Verified Sufficiently Or Not Applicable - Due Diligence Vendor-06/21/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$152,000.00	GA	Investment	Purchase	NA
494421909			D	A	D	A	A	A	A	A	Closed	FCRE1455	2021-06-21 16:11	2021-06-21 16:54	Resolved	3 - Material	C	A	Credit	Assets	Asset 1 Less Than 2 Months Verified	Resolved-Provided as conditioned - Due Diligence Vendor-06/21/2021 Resolved-Asset 1 Verified Sufficiently - Due Diligence Vendor-06/21/2021 Ready for Review-Please see attached December statement for XXX - Seller-06/21/2021 Open-Asset 1 Less Than 2 Months Verified, two months required per AUS. - Due Diligence Vendor-06/16/2021	Ready for Review-Please see attached December statement for XXX - Seller-06/21/2021	Resolved-Provided as conditioned - Due Diligence Vendor-06/21/2021 Resolved-Asset 1 Verified Sufficiently - Due Diligence Vendor-06/21/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$152,000.00	GA	Investment	Purchase	NA
494421995			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-06-16 20:57	2021-06-24 16:38	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/24/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/16/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/24/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$268,331.00	IL	Investment	Purchase	NA
494425072			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$92,250.00	ID	Investment	Purchase	NA
494438134			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$123,800.00	TX	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494409568			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$236,250.00	TX	Investment	Purchase	NA
494413017			D	A	D	A	A	A	A	A	Closed	FCRE7497	2021-06-25 15:52	2021-06-25 16:26	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-PITIA verification provided. - Due Diligence Vendor-06/25/2021 Ready for Review-Document Uploaded. Please see attached tax returns. Taxes and insurance show on schedule E (page 8, lines 9 & 16). It also shows that XXX property is owned free and clear, no mortgage insurance claimed on line 12. - Seller-06/25/2021 Open-Missng verifaction of P&I , taxes, and insurance for XXX. Missing taxes for XXX - Due Diligence Vendor-06/11/2021	Ready for Review-Document Uploaded. Please see attached tax returns. Taxes and insurance show on schedule E (page 8, lines 9 & 16). It also shows that XXX property is owned free and clear, no mortgage insurance claimed on line 12. - Seller-06/25/2021	Resolved-PITIA verification provided. - Due Diligence Vendor-06/25/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$208,000.00	AZ	Investment	Refinance	Rate and Term
494439528			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$170,800.00	TX	Investment	Refinance	Rate and Term
494416726			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-06-14 18:11	2021-06-17 16:48	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/17/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/14/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/17/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$287,650.00	UT	Investment	Refinance	Rate and Term
494417574			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$822,375.00	CA	Investment	Refinance	Rate and Term
494467932			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$468,000.00	FL	Investment	Purchase	NA
494421748			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-06-14 23:26	2021-06-17 16:50	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/17/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 4.5) - Due Diligence Vendor-06/14/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/17/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$112,000.00	TX	Investment	Purchase	NA
494450615			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-06-10 14:17	2021-06-17 16:52	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/17/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/10/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/17/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$241,250.00	TX	Investment	Purchase	NA
494441766			C	A	C	A	A	A	C	A	Closed	FPRO5405	2021-06-14 13:50	2021-06-21 13:02	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/21/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/14/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/21/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$142,500.00	TN	Investment	Purchase	NA
494444589			B	B	A	A	B	B	A	A	Closed	FCOM7646	2021-06-14 22:32	2021-06-17 01:58	Acknowledged	2 - Non-Material	B	B	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status	Acknowledged-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of ATR/QM: Status Pending. The cash out letter states the cash in hand will be used to purchase equipment. - Due Diligence Vendor-06/17/2021 Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of ATR/QM: Status Pending. The cash out letter in the file states the cash out will be used to purchase equipment. - Due Diligence Vendor-06/14/2021		Acknowledged-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of ATR/QM: Status Pending. The cash out letter states the cash in hand will be used to purchase equipment. - Due Diligence Vendor-06/17/2021			"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$200,000.00	UT	Investment	Refinance	Cash Out - Other
494419335			D	B	A	A	B	B	D	A	Closed	FPRO1244	2021-06-17 02:02	2021-06-17 16:54	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/17/2021 Open-Third party valuation product required. - Due Diligence Vendor-06/17/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/17/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$625,000.00	CA	Investment	Refinance	Cash Out - Other
494419335			D	B	A	A	B	B	D	A	Closed	FCOM8844	2021-06-16 00:07	2021-06-17 02:00	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/17/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-06/16/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/17/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$625,000.00	CA	Investment	Refinance	Cash Out - Other
494411610			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$133,500.00	FL	Investment	Purchase	NA
494418813			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-06-17 22:18	2021-06-21 16:11	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-RCE provided showing minimum required is $200,811. No issue as policy is higher. - Due Diligence Vendor-06/21/2021 Ready for Review-Replacement Cost Estimator - Seller-06/17/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $241000 is less than all Subject Lien(s). - Due Diligence Vendor-06/17/2021	Ready for Review-Replacement Cost Estimator - Seller-06/17/2021	Resolved-RCE provided showing minimum required is $200,811. No issue as policy is higher. - Due Diligence Vendor-06/21/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$325,000.00	CA	Investment	Refinance	Cash Out - Other
494428283			D	B	D	A	B	B	A	A	Closed	FCRE7497	2021-06-24 21:03	2021-06-25 14:37	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Verification of PITIA provided. - Due Diligence Vendor-06/25/2021 Ready for Review-Please see attached verification of taxes, insurance and documentation that payment includes taxes & insurance. - Seller-06/24/2021 Open-Missing verification of taxes and insurance for the following REO: XXX - Due Diligence Vendor-06/08/2021	Ready for Review-Please see attached verification of taxes, insurance and documentation that payment includes taxes & insurance. - Seller-06/24/2021	Resolved-Verification of PITIA provided. - Due Diligence Vendor-06/25/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$88,500.00	NE	Investment	Refinance	Cash Out - Other
494428283			D	B	D	A	B	B	A	A	Closed	FCOM8844	2021-06-09 22:17	2021-06-17 02:04	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/17/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-06/09/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/17/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$88,500.00	NE	Investment	Refinance	Cash Out - Other
494417414			C	B	A	A	A	A	C	B	Closed	FPRO7466	2021-06-17 02:12	2021-06-22 15:23	Resolved	1 - Information	C	A	Property	Third Party Valuation	AVM Value(s) Do Not Adhere To Tolerance Criteria	Resolved-Exterior Only appraisal provided with a value of $XXX. Within tolerance. Finding resolved. - Due Diligence Vendor-06/22/2021 Open-AVM provided with a confidence score of 50. Exterior Only appraisal pending. - Due Diligence Vendor-06/17/2021		Resolved-Exterior Only appraisal provided with a value of $XXX. Within tolerance. Finding resolved. - Due Diligence Vendor-06/22/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$159,720.00	TX	Investment	Refinance	Rate and Term
494417414			C	B	A	A	A	A	C	B	Closed	FPRO1498	2021-06-14 16:21	2021-06-17 02:11	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/17/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/16/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/14/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/17/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$159,720.00	TX	Investment	Refinance	Rate and Term
494475566			C	A	C	A	A	A	C	A	Closed	FCRE7009	2021-06-20 19:04	2021-06-21 16:26	Resolved	3 - Material	C	A	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Resolved-Complete HOI showing coverage higher than the loan amount provided as conditioned. - Due Diligence Vendor-06/21/2021 Ready for Review-Complete Insurance for borrower XXX - Seller-06/20/2021 Open-Hazard Insurance dwelling coverage not disclosed on policy. Please provided updated Declarations page to reflect the amount of coverage for the subject property. - Due Diligence Vendor-06/14/2021	Ready for Review-Complete Insurance for borrower XXX - Seller-06/20/2021	Resolved-Complete HOI showing coverage higher than the loan amount provided as conditioned. - Due Diligence Vendor-06/21/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$305,400.00	MI	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494475566			C	A	C	A	A	A	C	A	Closed	FVAL5257	2021-06-18 20:38	2021-06-21 16:12	Resolved	3 - Material	C	A	Property	Appraisal	Appraiser's license is expired/deficient	Resolved-Documents to verify license provided. - Due Diligence Vendor-06/21/2021 Ready for Review-Please see attached printouts from state licensing board and XXX. It appears the state updated the license number and invalidated the old one, but he has been a state licensed appraiser since 2017. Since appraiser held a valid license at time of appraisal (and does still) this should be considered a non material error. - Seller-06/18/2021 Open-Appraiser to disclose correct License number XXX in lieu of XXX - Due Diligence Vendor-06/17/2021	Ready for Review-Please see attached printouts from state licensing board and ASC. It appears the state updated the license number and invalidated the old one, but he has been a state licensed appraiser since 2017. Since appraiser held a valid license at time of appraisal (and does still) this should be considered a non material error. - Seller-06/18/2021	Resolved-Documents to verify license provided. - Due Diligence Vendor-06/21/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$305,400.00	MI	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494413045			B	B	A	A	A	A	B	B	Closed	FPRO1498	2021-06-14 21:36	2021-06-17 02:14	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/17/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/14/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/17/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$328,000.00	CA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494415664			C	B	A	A	C	B	C	A	Closed	finding-3635	2021-06-29 12:36	2021-06-29 14:04	Resolved	3 - Material	C	A	Compliance	TRID	Charges That In Total Cannot Increase More Than 10% Test
Resolved-Initial LE dated 3/25/2021 provided.  - Due Diligence Vendor-06/29/2021

Ready for Review-Disagree-Origination fees nor Section B fees from LE increased on final CD from what was disclosed on the initial LE. Title fees are tested as 10% fees from LE and moved to section B when Borrower chooses service provider from SPL.  - Seller-06/29/2021

Open-This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($1,973.85) exceed the comparable charges ($0.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). - Due Diligence Vendor-06/17/2021
																							Ready for Review-Disagree-Origination fees nor Section B fees from LE increased on final CD from what was disclosed on the initial LE. Title fees are tested as 10% fees from LE and moved to section B when Borrower chooses service provider from SPL. - Seller-06/29/2021	Resolved-Initial LE dated 3/25/2021 provided. - Due Diligence Vendor-06/29/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$229,000.00	TX	Investment	Refinance	Cash Out - Other
494415664			C	B	A	A	C	B	C	A	Closed	finding-3631	2021-06-29 12:36	2021-06-29 14:04	Resolved	3 - Material	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test
Resolved-Initial LE dated 3/25/2021 provided.  - Due Diligence Vendor-06/29/2021

Ready for Review-Disagree-Origination fees nor Section B fees from LE increased on final CD from what was disclosed on the initial LE. Title fees are tested as 10% fees from LE and moved to section B when Borrower chooses service provider from SPL.  - Seller-06/29/2021

Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-06/15/2021
																							Ready for Review-Disagree-Origination fees nor Section B fees from LE increased on final CD from what was disclosed on the initial LE. Title fees are tested as 10% fees from LE and moved to section B when Borrower chooses service provider from SPL. - Seller-06/29/2021	Resolved-Initial LE dated 3/25/2021 provided. - Due Diligence Vendor-06/29/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$229,000.00	TX	Investment	Refinance	Cash Out - Other
494415664			C	B	A	A	C	B	C	A	Closed	finding-3632	2021-06-29 12:36	2021-06-29 14:03	Resolved	3 - Material	C	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Consummation or Reimbursement Date Validation Test
Resolved-Initial LE dated 3/25/2021 provided.  - Due Diligence Vendor-06/29/2021

Ready for Review-Disagree-Origination fees nor Section B fees from LE increased on final CD from what was disclosed on the initial LE. Title fees are tested as 10% fees from LE and moved to section B when Borrower chooses service provider from SPL.  - Seller-06/29/2021

Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-06/15/2021
																							Ready for Review-Disagree-Origination fees nor Section B fees from LE increased on final CD from what was disclosed on the initial LE. Title fees are tested as 10% fees from LE and moved to section B when Borrower chooses service provider from SPL. - Seller-06/29/2021	Resolved-Initial LE dated 3/25/2021 provided. - Due Diligence Vendor-06/29/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$229,000.00	TX	Investment	Refinance	Cash Out - Other
494415664			C	B	A	A	C	B	C	A	Closed	finding-3634	2021-06-29 12:36	2021-06-29 14:03	Resolved	3 - Material	C	A	Compliance	TRID	Charges That Cannot Increase Test
Resolved-Initial LE dated 3/25/2021 provided.  - Due Diligence Vendor-06/29/2021

Ready for Review-Disagree-Origination fees nor Section B fees from LE increased on final CD from what was disclosed on the initial LE. Title fees are tested as 10% fees from LE and moved to section B when Borrower chooses service provider from SPL.  - Seller-06/29/2021

Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $3,166.30.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-06/17/2021

Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $2,966.20.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-06/15/2021
																							Ready for Review-Disagree-Origination fees nor Section B fees from LE increased on final CD from what was disclosed on the initial LE. Title fees are tested as 10% fees from LE and moved to section B when Borrower chooses service provider from SPL. - Seller-06/29/2021	Resolved-Initial LE dated 3/25/2021 provided. - Due Diligence Vendor-06/29/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$229,000.00	TX	Investment	Refinance	Cash Out - Other
494415664			C	B	A	A	C	B	C	A	Closed	finding-3515	2021-06-29 12:31	2021-06-29 14:03	Resolved	3 - Material	C	A	Compliance	TRID	Initial Loan Estimate Delivery Date Test (from application)
Resolved-Initial LE dated 3/XX/2021 provided.  - Due Diligence Vendor-06/29/2021
Ready for Review-Document Uploaded. Initial LE dated 03/25 - Seller-06/29/2021
Open-Initial LE dated 3/XX/2021 not provided within 3 business days of Application date 3/XX/2021. Unable to verify if Saturday is considered a business day based on documents in the file. Tolerance conditions for 0% and 10% based on Initial LE condition. - Due Diligence Vendor-06/17/2021
Open-This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application. - Due Diligence Vendor-06/15/2021
																							Ready for Review-Document Uploaded. Initial LE dated 03/XX- Seller-06/29/2021	Resolved-Initial LE dated 3/XX/2021 provided. - Due Diligence Vendor-06/29/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$229,000.00	TX	Investment	Refinance	Cash Out - Other
494415664			C	B	A	A	C	B	C	A	Closed	FPRO5405	2021-06-17 16:38	2021-06-22 13:33	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/22/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/17/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/22/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$229,000.00	TX	Investment	Refinance	Cash Out - Other
494415664			C	B	A	A	C	B	C	A	Closed	FCOM8844	2021-06-15 18:32	2021-06-17 20:44	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/17/2021 Open-Final CD reflects payoff on Lien and CC debt totaling $23,991 with an additional $22,990.86 cash in hand. Borrower did not disclosed how cash in hand was to be utilized. - Due Diligence Vendor-06/15/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/17/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$229,000.00	TX	Investment	Refinance	Cash Out - Other
494432133			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-06-14 23:52	2021-06-22 13:35	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/22/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.1) - Due Diligence Vendor-06/14/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/22/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$124,600.00	FL	Investment	Purchase	NA
494413195			C	B	A	A	B	B	C	A	Closed	FPRO5405	2021-06-15 21:38	2021-06-21 13:00	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/21/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/17/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/15/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/21/2021			"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$480,000.00	NJ	Investment	Refinance	Cash Out - Other
494413195			C	B	A	A	B	B	C	A	Closed	FCOM7646	2021-06-15 21:11	2021-06-17 02:15	Acknowledged	2 - Non-Material	B	B	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status	Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - Due Diligence Vendor-06/17/2021 Open-Final CD reflects portion of Cash-Out proceeds paid off a consumer revolving credit account. - Due Diligence Vendor-06/16/2021		Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - Due Diligence Vendor-06/17/2021			"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$480,000.00	NJ	Investment	Refinance	Cash Out - Other
494422586			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-06-17 05:54	2021-06-22 13:39	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/22/2021 Open-Third party valuation product required. - Due Diligence Vendor-06/17/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/22/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$964,300.00	CA	Investment	Purchase	NA
494412601			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$143,950.00	AZ	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494414151			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$341,250.00	MA	Investment	Purchase	NA
494416483			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-06-17 22:44	2021-06-22 13:41	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/22/2021 Open-Third party valuation product required. - Due Diligence Vendor-06/17/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/22/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$200,000.00	CA	Investment	Refinance	Rate and Term
494415748			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$219,750.00	WA	Investment	Refinance	Rate and Term
494411541			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-06-21 17:56	2021-06-23 02:09	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/23/2021 Open-Third party valuation product required. - Due Diligence Vendor-06/21/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/23/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$120,500.00	MA	Investment	Refinance	Rate and Term
494416658			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-06-21 19:45	2021-06-23 02:10	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/23/2021 Open-Third party valuation product required. - Due Diligence Vendor-06/21/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/23/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$324,000.00	NC	Investment	Purchase	NA
494425423			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-06-17 18:07	2021-06-22 13:43	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/22/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/17/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/22/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$330,750.00	TX	Investment	Purchase	NA
494449908			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$276,250.00	TN	Investment	Purchase	NA
494425844			D	B	D	A	B	B	C	A	Closed	FCRE1316	2021-06-29 20:44	2021-06-29 20:51	Resolved	3 - Material	D	A	Credit	Missing Doc - Employment	Borrower 1 3rd Party VOE Prior to Close Missing
Resolved-VVOE provided.  - Due Diligence Vendor-06/29/2021

Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-06/29/2021

Ready for Review-Document Uploaded. 6/29: See attached VVOE confirming borrower's active employment status for current job. File contained 2021 YTD computerized paystubs, final paystub for 2020 earnings, and 2019 W2. - Seller-06/29/2021

Open-Borrower 1 3rd Party VOE Prior to Close Missing. The file is missing the VVOE for the borrower current job and the VVOE for the borrowers previous job. Borrower has been in current position for 3 months per the application. - Due Diligence Vendor-06/17/2021
																							Ready for Review-Document Uploaded. 6/29: See attached VVOE confirming borrower's active employment status for current job. File contained 2021 YTD computerized paystubs, final paystub for 2020 earnings, and 2019 W2. - Seller-06/29/2021	Resolved-VVOE provided. - Due Diligence Vendor-06/29/2021 Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-06/29/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$117,000.00	TX	Investment	Refinance	Cash Out - Other
494425844			D	B	D	A	B	B	C	A	Closed	FPRO9939	2021-06-15 15:01	2021-06-22 13:45	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/22/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 5) - Due Diligence Vendor-06/15/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/22/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$117,000.00	TX	Investment	Refinance	Cash Out - Other
494425844			D	B	D	A	B	B	C	A	Closed	FCOM8844	2021-06-15 15:04	2021-06-17 21:04	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/17/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purpose). - Due Diligence Vendor-06/15/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/17/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$117,000.00	TX	Investment	Refinance	Cash Out - Other
494416556			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$444,000.00	CA	Investment	Refinance	Rate and Term
494422172			C	B	A	A	B	B	C	A	Closed	FPRO9939	2021-06-16 16:03	2021-06-22 13:47	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/22/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.7) - Due Diligence Vendor-06/16/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/22/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$759,000.00	CA	Investment	Refinance	Cash Out - Other
494422172			C	B	A	A	B	B	C	A	Closed	FCOM8844	2021-06-16 15:50	2021-06-17 21:58	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/17/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-06/16/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/17/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$759,000.00	CA	Investment	Refinance	Cash Out - Other
494417463			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-06-21 19:47	2021-06-23 02:10	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/23/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/21/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/23/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$397,875.00	CA	Investment	Purchase	NA
494424854			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$400,000.00	AZ	Investment	Purchase	NA
494453499			C	B	C	A	A	A	B	B	Closed	FCRE1186	2021-06-24 20:28	2021-06-25 12:32	Resolved	3 - Material	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Rent free letter and supporting documentation provided. - Due Diligence Vendor-06/25/2021
Resolved-Audited DTI of 29.71% is less than or equal to AUS DTI of 31.12%  - Due Diligence Vendor-06/25/2021
Ready for Review-See attached explanation letters from the borrower. Borrower stated in the first letter that he lives at XXX, and that the residence is owned by his domestic partner. Borrower states in the second letter that he has no expenses, he lives with domestic partner who owns the home, and that he has never had any ownership in the home. This letter clarifies the shared expense comment from the first letter in that he from time to time will pay her cell phone bill or an electric bill, indicating there is no set/written agreement. A corrected loan application is also attached that has box/button marked to show ‘No primary housing expense’. A XXX Profile Report is also attached to further support borrower has no ownership in the primary residence. The domestic partner, who is the owner of the primary residence, is also on title to the subject property, although not a borrower to the subject transaction.  - Seller-06/24/2021
Open-Audited DTI of 47.51% exceeds AUS DTI of 31.12%. Final application reflects borrower's primary residence is a rental with $1500 a month payment, AUS does not include a primary residence payment. No evidence provided borrower lives rent free.  - Due Diligence Vendor-06/17/2021

Ready for Review-See attached explanation letters from the borrower. Borrower stated in the first letter that he lives at XXX, and that the residence is owned by his domestic partner. Borrower states in the second letter that he has no expenses, he lives with domestic partner who owns the home, and that he has never had any ownership in the home. This letter clarifies the shared expense comment from the first letter in that he from time to time will pay her cell phone bill or an electric bill, indicating there is no set/written agreement. A corrected loan application is also attached that has box/button marked to show ‘No primary housing expense’. A XXX Profile Report is also attached to further support borrower has no ownership in the primary residence. The domestic partner, who is the owner of the primary residence, is also on title to the subject property, although not a borrower to the subject transaction.  - Seller-06/24/2021

																								Resolved-Rent free letter and supporting documentation provided. - Due Diligence Vendor-06/25/2021 Resolved-Audited DTI of 29.71% is less than or equal to AUS DTI of 31.12% - Due Diligence Vendor-06/25/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$225,000.00	CA	Investment	Refinance	Rate and Term
494453499			C	B	C	A	A	A	B	B	Closed	FCRE1191	2021-06-18 20:59	2021-06-25 12:32	Resolved	3 - Material	C	A	Credit	Eligibility	Audited Reserves are less than AUS Required Reserves (Dollar Amount)
Resolved-Audited Reserves of 44948.18 are greater than or equal to AUS Required Reserves of 8391.70 - Due Diligence Vendor-06/25/2021
Resolved-Audited Reserves of 44948.18 are greater than or equal to AUS Required Reserves of 8391.70 - Due Diligence Vendor-06/21/2021
Ready for Review-6/18: See attached statements from the file verifying a closing account balance of $61,995.66 for borrower's XXX account as of 2/XX/2021. DU Findings reflected $43,396.96 in available funds from the XXX account, derived by using 70% of the $61,995.66 account balance, that were considered towards reserves. File contained sufficient verified assets for closing in XXX 1 account and reserves in XXX account. - Seller-06/18/2021
Open-Audited Reserves of 1551.22 are less than AUS Required Reserves of 8391.70. Missing verification of XXX account listed on AUS.  - Due Diligence Vendor-06/17/2021
																							Ready for Review-6/18: See attached statements from the file verifying a closing account balance of $61,995.66 for borrower's XXX account as of 2/XX/2021. DU Findings reflected $43,396.96 in available funds from the XXX account, derived by using 70% of the $61,995.66 account balance, that were considered towards reserves. File contained sufficient verified assets for closing in XXX 1 account and reserves in XXX account. - Seller-06/18/2021	Resolved-Audited Reserves of 44948.18 are greater than or equal to AUS Required Reserves of 8391.70 - Due Diligence Vendor-06/25/2021 Resolved-Audited Reserves of 44948.18 are greater than or equal to AUS Required Reserves of 8391.70 - Due Diligence Vendor-06/21/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$225,000.00	CA	Investment	Refinance	Rate and Term
494453499			C	B	C	A	A	A	B	B	Closed	FCRE1491	2021-06-18 21:00	2021-06-21 15:24	Resolved	3 - Material	C	A	Credit	Assets	Asset Qualification Does Not Meet Guideline Requirements
Resolved-Asset Qualification Meets Guideline Requirements - Due Diligence Vendor-06/21/2021
Ready for Review-6/18: See attached statements from the file verifying a closing account balance of $61,995.66 for borrower's XXX account as of 2/28/2021. DU Findings reflected $43,396.96 in available funds from the XXX account, derived by using 70% of the $61,995.66 account balance, that were considered towards reserves. File contained sufficient verified assets for closing in XXX 1 account and reserves in XXX account. - Seller-06/18/2021
Open-Asset Qualification Does Not Meet Guideline Requirements. Missing XXX account to verify total reserves required per AUS approval. - Due Diligence Vendor-06/17/2021
																							Ready for Review-6/18: See attached statements from the file verifying a closing account balance of $61,995.66 for borrower's XXX account as of 2/28/2021. DU Findings reflected $43,396.96 in available funds from the XXX account, derived by using 70% of the $61,995.66 account balance, that were considered towards reserves. File contained sufficient verified assets for closing in XXX 1 account and reserves in XXX account. - Seller-06/18/2021	Resolved-Asset Qualification Meets Guideline Requirements - Due Diligence Vendor-06/21/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$225,000.00	CA	Investment	Refinance	Rate and Term
494453499			C	B	C	A	A	A	B	B	Closed	FPRO1498	2021-06-15 14:50	2021-06-17 21:17	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/17/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/17/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/15/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/17/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$225,000.00	CA	Investment	Refinance	Rate and Term
494417358			D	A	D	A	A	A	A	A	Closed	FCRE8712	2021-06-28 21:27	2021-06-28 22:52	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing Verification of Rent	Resolved-Bank statement and LOE provided. - Due Diligence Vendor-06/28/2021 Ready for Review-Document Uploaded. Disagree with finding: The borrower is not rent free, as per the application , the borrower is renting the property located at XXX in the amount of $946 as per attached letter and the bank statement. The borrower is qualified with a payment of $900 - Seller-06/28/2021 Open-per the application the borrower appears to be renting rent free. The file is missing the rent free letter to support the borrower has no primary residence expense. - Due Diligence Vendor-06/21/2021	Ready for Review-Document Uploaded. Disagree with finding: The borrower is not rent free, as per the application , the borrower is renting the property located at XXX in the amount of $946 as per attached letter and the bank statement. The borrower is qualified with a payment of $900 - Seller-06/28/2021	Resolved-Bank statement and LOE provided. - Due Diligence Vendor-06/28/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$38,625.00	IL	Investment	Purchase	NA
494417358			D	A	D	A	A	A	A	A	Closed	FCRE1186	2021-06-28 21:55	2021-06-28 22:52	Resolved	3 - Material	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Audited DTI of 22.96% is less than or equal to AUS DTI of 26%  - Due Diligence Vendor-06/28/2021
Resolved-Audited DTI of 22.96% is less than or equal to AUS DTI of 26%  - Due Diligence Vendor-06/28/2021
Ready for Review-Document Uploaded. Please see attached rental sheet worksheet showing rental income calculation for rental properties except properties located at XXX which the borrower is qualified with the full PITI.
Income = 12083
Liabilities = 17
Negative net rental income = 1863
Housing expense = 946
Subject property PITI = 357
Total Liabilities = 3183
DTI = 3183/12083 = 26%
 - Seller-06/28/2021
Open-Audited DTI of 49.79% exceeds AUS DTI of 26%.  The verified rental income for the additional properties owned is greater than the the rental income used by the lender to qualify. - Due Diligence Vendor-06/21/2021
																							Ready for Review-Document Uploaded. Please see attached rental sheet worksheet showing rental income calculation for rental properties except properties located at XXX which the borrower is qualified with the full PITI. Income = 12083 Liabilities = 17 Negative net rental income = 1863 Housing expense = 946 Subject property PITI = 357 Total Liabilities = 3183 DTI = 3183/12083 = 26% - Seller-06/28/2021	Resolved-Audited DTI of 22.96% is less than or equal to AUS DTI of 26% - Due Diligence Vendor-06/28/2021 Resolved-Audited DTI of 22.96% is less than or equal to AUS DTI of 26% - Due Diligence Vendor-06/28/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$38,625.00	IL	Investment	Purchase	NA
494417358			D	A	D	A	A	A	A	A	Closed	FCRE1191	2021-06-28 22:50	2021-06-28 22:52	Resolved	3 - Material	C	A	Credit	Eligibility	Audited Reserves are less than AUS Required Reserves (Dollar Amount)	Resolved-Audited Reserves of 211534.47 are greater than or equal to AUS Required Reserves of 47213.58 - Due Diligence Vendor-06/28/2021 Open-Audited Reserves of 16856.98 are less than AUS Required Reserves of 47213.58 - Due Diligence Vendor-06/28/2021		Resolved-Audited Reserves of 211534.47 are greater than or equal to AUS Required Reserves of 47213.58 - Due Diligence Vendor-06/28/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$38,625.00	IL	Investment	Purchase	NA
494438740			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$173,600.00	FL	Investment	Purchase	NA
494413783			D	A	D	A	A	A	C	A	Closed	FCRE1173	2021-06-23 12:30	2021-06-23 13:24	Resolved	3 - Material	D	A	Credit	Missing Doc - Insurance	HO6 Master Insurance Policy is Missing	Resolved-HO-6 Master Insurance Policy is fully present - Due Diligence Vendor-06/23/2021 Ready for Review-Master Policy has been received and uploaded. - Seller-06/23/2021 Open-Missing HO-6 Master Condo Insurance Policy - Due Diligence Vendor-06/21/2021	Ready for Review-Master Policy has been received and uploaded. - Seller-06/23/2021	Resolved-HO-6 Master Insurance Policy is fully present - Due Diligence Vendor-06/23/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$508,000.00	CA	Investment	Refinance	Rate and Term
494413783			D	A	D	A	A	A	C	A	Closed	FPRO5405	2021-06-21 12:38	2021-06-23 02:11	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/23/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/21/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/23/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$508,000.00	CA	Investment	Refinance	Rate and Term
494411885			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-06-15 21:14	2021-06-22 13:50	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/22/2021 Open-Third party valuation report required. - Due Diligence Vendor-06/17/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/22/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$188,000.00	NJ	Investment	Refinance	Rate and Term
494494240			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-06-17 21:24	2021-06-22 13:52	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/22/2021 Open-Third party valuation report required. - Due Diligence Vendor-06/17/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/22/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$132,440.00	OR	Investment	Refinance	Rate and Term
494421137			C	B	A	A	C	B	A	A	Closed	finding-3632	2021-06-20 19:41	2021-06-21 14:52	Resolved	3 - Material	C	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Consummation or Reimbursement Date Validation Test	Resolved-COC dated 1/20/2021 provided. - Due Diligence Vendor-06/21/2021 Ready for Review-Uploaded COC dated 01/20/2021 appraisal fee increase to to complexity of property - Seller-06/20/2021 Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-06/16/2021	Ready for Review-Uploaded COC dated 01/20/2021 appraisal fee increase to to complexity of property - Seller-06/20/2021	Resolved-COC dated 1/20/2021 provided. - Due Diligence Vendor-06/21/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$478,000.00	CA	Investment	Refinance	Cash Out - Other
494421137			C	B	A	A	C	B	A	A	Closed	finding-3631	2021-06-20 19:40	2021-06-21 14:52	Resolved	3 - Material	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved-COC dated 1/XX/2021 provided. - Due Diligence Vendor-06/21/2021 Ready for Review-Uploaded COC dated 01/XX/2021 appraisal fee increase to to complexity of property - Seller-06/20/2021 Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-06/16/2021	Ready for Review-Uploaded COC dated 01/XX/2021 appraisal fee increase to to complexity of property - Seller-06/20/2021	Resolved-COC dated 1/XX/2021 provided. - Due Diligence Vendor-06/21/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$478,000.00	CA	Investment	Refinance	Cash Out - Other
494421137			C	B	A	A	C	B	A	A	Closed	finding-3634	2021-06-20 19:40	2021-06-21 14:52	Resolved	3 - Material	C	A	Compliance	TRID	Charges That Cannot Increase Test
Resolved-COC dated 1/XXX/2021 provided.  - Due Diligence Vendor-06/21/2021
Ready for Review-Uploaded COC dated 01/XX/2021 appraisal fee increase to to complexity of property - Seller-06/20/2021
Open-COC was not provided for fee increase for appraisal. - Due Diligence Vendor-06/17/2021
Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $370.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-06/16/2021
																							Ready for Review-Uploaded COC dated 01/XX/2021 appraisal fee increase to to complexity of property - Seller-06/20/2021	Resolved-COC dated 1/XX/2021 provided. - Due Diligence Vendor-06/21/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$478,000.00	CA	Investment	Refinance	Cash Out - Other
494421137			C	B	A	A	C	B	A	A	Closed	FCOM8844	2021-06-16 14:47	2021-06-17 21:30	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/17/2021 Open-CD shows that after payoff of lien and several credit cards, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes) - Due Diligence Vendor-06/16/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/17/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$478,000.00	CA	Investment	Refinance	Cash Out - Other
494411474			D	B	D	A	B	B	A	A	Closed	FCRE1467	2021-06-21 14:15	2021-06-21 16:53	Resolved	3 - Material	D	A	Credit	Missing Doc - Assets	Asset 1 Missing
Resolved-Assets with required funds provided with cash flow analysis - Due Diligence Vendor-06/21/2021
Resolved-Asset 1 Provided - Due Diligence Vendor-06/21/2021
Ready for Review-Please see attached statements for #XXX and underwriter's worksheet. The underwriter calculated that the max allowable amount to be used from the business account is $240,712.77 so that was the amount entered as available assets from the account.  The actual ending balance in the account is somewhat higher at $247,887.02. - Seller-06/21/2021
Open-Provide XXX account #XXX with a balance of $240,712.77 as used to qualify. Said statement was not provided as required. - Due Diligence Vendor-06/17/2021
																							Ready for Review-Please see attached statements for #XXX and underwriter's worksheet. The underwriter calculated that the max allowable amount to be used from the business account is $240,712.77 so that was the amount entered as available assets from the account. The actual ending balance in the account is somewhat higher at $247,887.02. - Seller-06/21/2021	Resolved-Assets with required funds provided with cash flow analysis - Due Diligence Vendor-06/21/2021 Resolved-Asset 1 Provided - Due Diligence Vendor-06/21/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$124,999.00	GA	Investment	Refinance	Cash Out - Other
494411474			D	B	D	A	B	B	A	A	Closed	FCOM8844	2021-06-17 13:42	2021-06-17 21:46	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/17/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-06/17/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/17/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$124,999.00	GA	Investment	Refinance	Cash Out - Other
494415716			D	A	D	A	A	A	A	A	Closed	FCRE1469	2021-06-24 20:16	2021-06-25 12:59	Resolved	3 - Material	D	A	Credit	Missing Doc - Assets	Asset 3 Missing
Resolved-Borrower reserves of $46540.66 is within AUS tolerance. Asset 3 not required to meet reserves.  - Due Diligence Vendor-06/25/2021
Resolved-Asset 3 Provided Or Not Applicable - Due Diligence Vendor-06/25/2021
Ready for Review-Please see attached AUS, page 16.  Only $48,168.94 reserves were required per AUS.  Borrower has $46,540.66 verified in XXX accounts (also attached).  Although the amount verified is slightly less than DU requires, it falls within the allowable tolerance per FNMA's guidelines (see attached). - Seller-06/24/2021
XXX statement as utilized for reserves. Said statement was not provided at the time of review as required, Account #XXX to evidence balance of $110,780.71 - Due Diligence Vendor-06/17/2021
																							Ready for Review-Please see attached AUS, page 16. Only $48,168.94 reserves were required per AUS. Borrower has $46,540.66 verified in XXX accounts (also attached). Although the amount verified is slightly less than DU requires, it falls within the allowable tolerance per FNMA's guidelines (see attached). - Seller-06/24/2021	Resolved-Borrower reserves of $46540.66 is within AUS tolerance. Asset 3 not required to meet reserves. - Due Diligence Vendor-06/25/2021 Resolved-Asset 3 Provided Or Not Applicable - Due Diligence Vendor-06/25/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$105,000.00	TN	Investment	Refinance	Cash Out - Other
494423561			B	B	A	A	A	A	B	B	Closed	FPRO1498	2021-06-16 13:30	2021-06-17 22:06	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/17/2021 Open-Subject loan closed with an approved appraisal waiver. Per DU, appraisal is waived. - Due Diligence Vendor-06/16/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/17/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$476,000.00	WA	Investment	Refinance	Rate and Term
494423018			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$285,000.00	FL	Investment	Refinance	Cash Out - Other
494418819			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-06-17 22:15	2021-06-22 13:54	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/22/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 4) - Due Diligence Vendor-06/17/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/22/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$138,750.00	TX	Investment	Purchase	NA
494450226			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-06-22 19:41	2021-06-22 20:34	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Hazard Insurance Coverage Amount of $408750 is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $327000 - Due Diligence Vendor-06/22/2021
Ready for Review-See attached. cost to rebuild per insurance company is 327K. XXX uses this letter to serve as cost estimator. - Seller-06/22/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $408750 is less than all Subject Lien(s). Provide RCE from insurance agent as the base amount with 25% additional coverage is not adequate without  verification from the RCE. - Due Diligence Vendor-06/21/2021
																							Ready for Review-See attached. cost to rebuild per insurance company is 327K. XXX uses this letter to serve as cost estimator. - Seller-06/22/2021	Resolved-Hazard Insurance Coverage Amount of $408750 is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $327000 - Due Diligence Vendor-06/22/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$545,000.00	CA	Investment	Refinance	Cash Out - Other
494409722			D	A	D	A	A	A	C	A	Closed	FCRE1186	2021-07-01 20:45	2021-07-01 21:39	Resolved	3 - Material	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Audited DTI of 48.44% is less than or equal to AUS DTI of 50%  - Due Diligence Vendor-07/01/2021
Ready for Review-Document Uploaded. The mortgage payment was included in the debt ratio - it is against the other investment property, not the primary residence which is on the same street. The discrepancy in the total debt is the XXX payment. Canopy's liabilities are including a $1994 payment when the underwriter used $907.20 in error. A new credit report and findings are attached using an updated XXX payment of $1407, updated $13 payment for XXX and $0 payment for the XXX debts.  - Seller-07/01/2021
Open-DTI is 53.54% with updated payment of $1972 exceeds LP AUS of 46%. Appears AUS DTI did not include the mortgage payment.  - Due Diligence Vendor-06/28/2021
Ready for Review-Document Uploaded. The borrower concurrently refinanced the XXX mortgage #XXX that was against the rental property at XXX which reduced the housing expense from $2329 to $1972. The final CD for that refinance has been uploaded.  - Seller-06/28/2021
Open-Audited DTI of 60.11% exceeds AUS DTI of 46%. Cause for difference is the exclusion of XXX for $2329 mo, #XXX without documentation to support exclusion. - Due Diligence Vendor-06/17/2021

Ready for Review-Document Uploaded. The mortgage payment was included in the debt ratio - it is against the other investment property, not the primary residence which is on the same street. The discrepancy in the total debt is the XXX payment. Canopy's liabilities are including a $1994 payment when the underwriter used $907.20 in error. A new credit report and findings are attached using an updated XXX payment of $1407, updated $13 payment for XXX and $0 payment for the XXX debts.  - Seller-07/01/2021
 Ready for Review-Document Uploaded. The borrower concurrently refinanced the XXX mortgage #XXX that was against the rental property at XXX which reduced the housing expense from $2329 to $1972. The final CD for that refinance has been uploaded.  - Seller-06/28/2021

																								Resolved-Audited DTI of 48.44% is less than or equal to AUS DTI of 50% - Due Diligence Vendor-07/01/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$473,600.00	OR	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494409722			D	A	D	A	A	A	C	A	Closed	FPRO5405	2021-06-16 18:35	2021-07-01 21:39	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/01/2021
Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/22/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/16/2021
																								Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/01/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/22/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$473,600.00	OR	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494409722			D	A	D	A	A	A	C	A	Closed	FCRE1358	2021-06-28 15:04	2021-06-28 16:41	Resolved	3 - Material	D	A	Credit	Missing Doc - Income	Borrower 2 W2/1099 Missing	Resolved-Borrower 2 W2/1099 Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-06/28/2021 Ready for Review-Document Uploaded. The co-borrower's 2020 W2 has been uploaded. - Seller-06/28/2021 Open-Borrower 2 W2/1099 Missing as required by LP. No W2 foremost recent prior year was provided and/or a written VOE. - Due Diligence Vendor-06/17/2021	Ready for Review-Document Uploaded. The co-borrower's 2020 W2 has been uploaded. - Seller-06/28/2021	Resolved-Borrower 2 W2/1099 Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-06/28/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$473,600.00	OR	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494411306			C	A	C	A	A	A	C	A	Closed	FPRO9939	2021-06-16 00:55	2021-06-22 14:57	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/22/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 4.8) - Due Diligence Vendor-06/16/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/22/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$188,000.00	TX	Investment	Purchase	NA
494421960			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-06-15 20:07	2021-06-22 14:58	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/22/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.3) - Due Diligence Vendor-06/15/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/22/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$343,700.00	TX	Investment	Refinance	Cash Out - Other
494435797			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-06-17 22:23	2021-06-22 15:00	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/22/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/17/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/22/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$161,250.00	GA	Investment	Refinance	Cash Out - Other
494419539			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$507,000.00	CA	Investment	Purchase	NA
494411316			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-06-17 22:25	2021-06-22 15:01	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/22/2021 Open-Third party valuation product required. - Due Diligence Vendor-06/17/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/22/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$261,500.00	CA	Investment	Refinance	Cash Out - Other
494413441			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$130,800.00	GA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494409689			C	B	C	A	A	A	B	B	Closed	FPRO1498	2021-06-16 20:13	2021-06-21 20:38	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/21/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/21/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/21/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$155,000.00	AZ	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494412776			D	B	D	A	B	B	A	A	Closed	FCRE7497	2021-06-18 18:05	2021-06-21 17:02	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Docs provided as required to evidence fees associated with properties in questions. - Due Diligence Vendor-06/21/2021 Ready for Review-See attached CD and Note from the recent refinance of XXX. See also the final CD from the recent purchase of XXX. This documents the PITI of all properties in question. - Seller-06/18/2021 Open-Missing verification P&I Insurance and taxes for XXX .Missing p&i and taxes for XXX. - Due Diligence Vendor-06/17/2021	Ready for Review-See attached CD and Note from the recent refinance of XXX. See also the final CD from the recent purchase of XXX. This documents the PITI of all properties in question. - Seller-06/18/2021	Resolved-Docs provided as required to evidence fees associated with properties in questions. - Due Diligence Vendor-06/21/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$132,500.00	MA	Investment	Refinance	Cash Out - Other
494412776			D	B	D	A	B	B	A	A	Closed	FCOM8844	2021-06-17 19:26	2021-06-17 22:28	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/17/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-06/17/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/17/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$132,500.00	MA	Investment	Refinance	Cash Out - Other
494436843			D	A	D	A	A	A	D	A	Closed	FPRO1244	2021-06-21 21:07	2021-06-23 02:12	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/23/2021 Open-Third party valuation product required. - Due Diligence Vendor-06/21/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/23/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$375,000.00	CA	Investment	Purchase	NA
494436843			D	A	D	A	A	A	D	A	Closed	FCRE8712	2021-06-22 18:27	2021-06-22 22:26	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing Verification of Rent
Resolved-Client provided leases for subject property showing all on month to month status after expiration.  In addition, CD shows evidence of lease transfers backing up the month to month status of the existing leases. - Due Diligence Vendor-06/22/2021

Ready for Review-Please see attached leases.  Please note that the three expired leases all have month to month clauses, at the end of the lease term the renters must have stayed month to month.  As supporting documentation please see Closing Disclosure showing prorated rent and transfer of security deposits for those three units indicating property was currently rented, and page of appraisal showing current rents.    - Seller-06/22/2021

Open-lease agreements for all units on the subject property are expired.  No updated lease agreements provided. - Due Diligence Vendor-06/21/2021

Open-Missing verification of rent and payments for subject property  - Due Diligence Vendor-06/15/2021
																							Ready for Review-Please see attached leases. Please note that the three expired leases all have month to month clauses, at the end of the lease term the renters must have stayed month to month. As supporting documentation please see Closing Disclosure showing prorated rent and transfer of security deposits for those three units indicating property was currently rented, and page of appraisal showing current rents. - Seller-06/22/2021	Resolved-Client provided leases for subject property showing all on month to month status after expiration. In addition, CD shows evidence of lease transfers backing up the month to month status of the existing leases. - Due Diligence Vendor-06/22/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$375,000.00	CA	Investment	Purchase	NA
494418711			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$142,500.00	NC	Investment	Refinance	Rate and Term
494414541			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$96,000.00	AZ	Investment	Refinance	Cash Out - Other
494446407			D	A	D	A	A	A	D	A	Closed	FPRO1244	2021-06-17 22:33	2021-06-22 15:05	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/22/2021 Open-Third party valuation product required. - Due Diligence Vendor-06/17/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/22/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$103,800.00	OH	Investment	Purchase	NA
494446407			D	A	D	A	A	A	D	A	Closed	FCRE1764	2021-06-21 14:09	2021-06-21 16:49	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing Verification of Mortgage	Resolved-CDs provided to evidence no MTG history required based on time of purchase. - Due Diligence Vendor-06/21/2021 Ready for Review-6/21: Attached copies of Closing Disclosures from the concurrent REO transactions forXXX confirm total payments that included taxes and insurance. - Seller-06/21/2021 Open-Missing verification of housing debt for: XXX. Based on qualification, T/I needs to be a part of payment. - Due Diligence Vendor-06/17/2021	Ready for Review-6/21: Attached copies of Closing Disclosures from the concurrent REO transactions for XXX confirm total payments that included taxes and insurance. - Seller-06/21/2021	Resolved-CDs provided to evidence no MTG history required based on time of purchase. - Due Diligence Vendor-06/21/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$103,800.00	OH	Investment	Purchase	NA
494446407			D	A	D	A	A	A	D	A	Closed	FCRE1186	2021-06-21 13:57	2021-06-21 16:48	Resolved	3 - Material	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Revised DU provided with revisions updated to accurate payments and income. - Due Diligence Vendor-06/21/2021

Resolved-Audited DTI of 47.98% is less than or equal to AUS DTI of 47.98%  - Due Diligence Vendor-06/21/2021

Ready for Review-6/21: Agree, the primary housing payment should not be offset from the rent of other units. Income from the two additional units of the primary residence should have been included as income and the full housing payment should have been included in debts.
AUS has been updated with the full primary housing payment included in debts and with the net rent included as income. Loan retained Approve/Eligible response with ratios of 41.9% / 47.98% based on total monthly income of $9,372.58 and total debts of $4,496.69 (see attached revised AUS Findings).
 - Seller-06/21/2021

Open-Portion of issue lies in possibly a missing DU.  Second, and based on the 1008, the income from the primary residence was reconciled as a net figure.  Per FNMA, Income should be given to income and debt should be given to debt and not netted as net positive or net negative. - Due Diligence Vendor-06/17/2021

Open-Audited DTI of 50.78% exceeds AUS DTI of 15.82%  - Due Diligence Vendor-06/17/2021
																							Ready for Review-6/21: Agree, the primary housing payment should not be offset from the rent of other units. Income from the two additional units of the primary residence should have been included as income and the full housing payment should have been included in debts. AUS has been updated with the full primary housing payment included in debts and with the net rent included as income. Loan retained Approve/Eligible response with ratios of 41.9% / 47.98% based on total monthly income of $9,372.58 and total debts of $4,496.69 (see attached revised AUS Findings). - Seller-06/21/2021	Resolved-Revised DU provided with revisions updated to accurate payments and income. - Due Diligence Vendor-06/21/2021 Resolved-Audited DTI of 47.98% is less than or equal to AUS DTI of 47.98% - Due Diligence Vendor-06/21/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$103,800.00	OH	Investment	Purchase	NA
494446407			D	A	D	A	A	A	D	A	Closed	FCRE1319	2021-06-21 14:08	2021-06-21 16:48	Resolved	3 - Material	D	A	Credit	Missing Doc - Income	Borrower 1 Personal Tax Returns Missing
Resolved-CD provided to evidence not on tax returns - Due Diligence Vendor-06/21/2021

Resolved-Borrower 1 Personal Tax Returns Provided - Due Diligence Vendor-06/21/2021

Resolved-Borrower 1 Personal Tax Returns Provided - Due Diligence Vendor-06/21/2021

Ready for Review-See attached copies of Closing Disclosures to evidence the other two REO properties were concurrently purchased with the subject transaction. - Seller-06/21/2021

Open-Borrower 1 Personal Tax Returns Missing.  Need proof that REO properties were concurrently purchased with the subject transaction.  If so, this condition can be cleared. - Due Diligence Vendor-06/17/2021
																							Ready for Review-See attached copies of Closing Disclosures to evidence the other two REO properties were concurrently purchased with the subject transaction. - Seller-06/21/2021	Resolved-CD provided to evidence not on tax returns - Due Diligence Vendor-06/21/2021 Resolved-Borrower 1 Personal Tax Returns Provided - Due Diligence Vendor-06/21/2021 Resolved-Borrower 1 Personal Tax Returns Provided - Due Diligence Vendor-06/21/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$103,800.00	OH	Investment	Purchase	NA
494446407			D	A	D	A	A	A	D	A	Closed	FCRE1185	2021-06-21 14:08	2021-06-21 16:48	Resolved	3 - Material	D	A	Credit	Missing Doc - Approval Info	AUS Partially Provided
Resolved-Revised DU provided with revisions updated to accurate payments and income. - Due Diligence Vendor-06/21/2021

Ready for Review-Primary housing payment is $3,926.69. Borrower receives gross rental income from the other two units of the primary residence totaling $3,420. Total monthly qualifying income is $9,372.58, that includes 75% of lease agreement for determining rental income calculations. Total debts calculate to $4,496.69 based on $3,926.69 primary housing payment and credit report debt of $570. Rental income calculations were slightly off on prior AUS submission and have been adjusted based on leases and actual PITIA payments on all properties. Revised AUS Findings attached with loan retaining approve/eligible response. - Seller-06/21/2021

Open-AUS Partially Provided.  Based on the final 1003 and 1008, it appears that there may be a DU submission after submission #8.  Biggest difference lies in the reconciliation of the primary residence income/expense because the borrower lives at the multi-unit property and generates income from it but DU reconciled it solely as a payment of $496.   - Due Diligence Vendor-06/17/2021

Ready for Review-Primary housing payment is $3,926.69. Borrower receives gross rental income from the other two units of the primary residence totaling $3,420. Total monthly qualifying income is $9,372.58, that includes 75% of lease agreement for determining rental income calculations. Total debts calculate to $4,496.69 based on $3,926.69 primary housing payment and credit report debt of $570. Rental income calculations were slightly off on prior AUS submission and have been adjusted based on leases and actual PITIA payments on all properties. Revised AUS Findings attached with loan retaining approve/eligible response. - Seller-06/21/2021

																								Resolved-Revised DU provided with revisions updated to accurate payments and income. - Due Diligence Vendor-06/21/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$103,800.00	OH	Investment	Purchase	NA
494459571			B	B	A	A	A	A	B	B	Closed	FPRO1498	2021-06-16 15:41	2021-06-21 20:56	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/21/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/18/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/21/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$117,000.00	TX	Investment	Refinance	Rate and Term
494439951			D	B	D	A	A	A	B	B	Closed	FCRE7497	2021-06-18 19:54	2021-06-21 17:00	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Provided as conditioned reflecting no issues. - Due Diligence Vendor-06/21/2021 Ready for Review-See attached insurance for XXX. The XXX mortgage statement for XXX confirms it is escrowed. No additional insurance documentation is required for this property. - Seller-06/18/2021 Open-Missing verification of Insurance for the following REOs: XXX - Due Diligence Vendor-06/16/2021	Ready for Review-See attached insurance for XXX. The XXX mortgage statement for XXX confirms it is escrowed. No additional insurance documentation is required for this property. - Seller-06/18/2021	Resolved-Provided as conditioned reflecting no issues. - Due Diligence Vendor-06/21/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$96,150.00	CO	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494439951			D	B	D	A	A	A	B	B	Closed	FCRE1764	2021-06-18 19:39	2021-06-21 17:00	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing Verification of Mortgage
Resolved-Docs provided showing no issues and histories more than provided at review are not required. - Due Diligence Vendor-06/21/2021
Ready for Review-XxX is owned free and clear, per LOX and HOI policy provided. There is no VOM to provide. See attached mortgage statement and credit report to document the VOM on XXX. The XXX mortgage statement #XXX matches the credit report. Please also note that the mortgage was transferred. I have highlighted the prior mortgages on the credit report. - Seller-06/18/2021
Open-Missing verification of mortgage for the following REOs:

XXX
 - Due Diligence Vendor-06/16/2021
																							Ready for Review-XXX is owned free and clear, per LOX and HOI policy provided. There is no VOM to provide. See attached mortgage statement and credit report to document the VOM on XXX. The XXX mortgage statement #XXX matches the credit report. Please also note that the mortgage was transferred. I have highlighted the prior mortgages on the credit report. - Seller-06/18/2021	Resolved-Docs provided showing no issues and histories more than provided at review are not required. - Due Diligence Vendor-06/21/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$96,150.00	CO	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494439951			D	B	D	A	A	A	B	B	Closed	FPRO1498	2021-06-16 16:25	2021-06-17 22:42	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/17/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/17/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/16/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/17/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$96,150.00	CO	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494418313			D	A	D	A	A	A	A	A	Closed	FCRE1322	2021-06-22 16:27	2021-06-23 18:33	Resolved	3 - Material	D	A	Credit	Missing Doc - Income	Borrower 1 Business Tax Returns Missing
Resolved-Borrower 1 Business Tax Returns Provided - Due Diligence Vendor-06/23/2021

Rescinded-After review of the personal returns, no losses were seen that needed additional business returns. - Due Diligence Vendor-06/22/2021

Resolved-Borrower 1 Business Tax Returns Provided - Due Diligence Vendor-06/22/2021

Resolved-Borrower 1 Business Tax Returns Provided - Due Diligence Vendor-06/22/2021

Open-Per Schedule E of 2019 and 2020 personal tax returns, a K-1 was issued reflecting a non-allowable loss.  A copy of this form is required to validate any ongoing liability.  Business returns may be required upon review. - Due Diligence Vendor-06/22/2021

Ready for Review-Review of both 2019 & 2020 personal tax return SCH E shows the borrower did not claim a non-allowable loss for either year. SCHE forms line 27 ask if the the taxpayer is "Reporting any loss not allowed in a prior year due to the at-risk or basis limitations" followed by the box checked "No". Additionally, both 2019 & 2020 SCH E report a positive income, thus no loss occurred. As well, business tax returns would not be required due to the borrower being qualified with W2 income as well as a minimal $33.00 positive REO income from the non-subject property. Qualifying without the REO income would not result in a DTI outside of tolerance. - Seller-06/22/2021

Ready for Review-Review of both 2019 & 2020 personal tax return SCH E shows the borrower did not claim a non-allowable loss for either year. SCHE forms line 27 ask if the the taxpayer is "Reporting any loss not allowed in a prior year due to the at-risk or basis limitations" followed by the box checked "No". Additionally, both 2019 & 2020 SCH E report a positive income, thus no loss occurred. As well, business tax returns would not be required due to the borrower being qualified with W2 income as well as a minimal $33.00 positive REO income from the non-subject property. Qualifying without the REO income would not result in a DTI outside of tolerance. - Seller-06/22/2021

																								Resolved-Borrower 1 Business Tax Returns Provided - Due Diligence Vendor-06/23/2021 Rescinded-After review of the personal returns, no losses were seen that needed additional business returns. - Due Diligence Vendor-06/22/2021 Resolved-Borrower 1 Business Tax Returns Provided - Due Diligence Vendor-06/22/2021 Resolved-Borrower 1 Business Tax Returns Provided - Due Diligence Vendor-06/22/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$212,250.00	TX	Investment	Purchase	NA
494418313			D	A	D	A	A	A	A	A	Closed	FCRE1294	2021-06-23 16:10	2021-06-23 18:33	Resolved	3 - Material	C	A	Credit	Income	Income 3 Months Income Verified is Missing
Resolved-Income 3 Months Income Verified is Present Or Not Applicable.  Client provided the required mortgage statements and TI documentation required. - Due Diligence Vendor-06/23/2021
Ready for Review-See attached mortgage statement for primary residence located at XXX to verify mortgage escrow. For REO located XXX, the current credit report shows the monthly P&I. Current tax returns in file show this property on the SCH E, from which the T&I may be used to calculate qualifying rental income of +33.89 - Seller-06/23/2021
Open-Provide verification that mortgage payments for primary and existing rental property include escrows.  If not, ratios must be re-calculated upon receipt of full payment validation. - Due Diligence Vendor-06/21/2021
																							Ready for Review-See attached mortgage statement for primary residence located at XXX to verify mortgage escrow. For REO located XXX, the current credit report shows the monthly P&I. Current tax returns in file show this property on the SCH E, from which the T&I may be used to calculate qualifying rental income of +33.89 - Seller-06/23/2021	Resolved-Income 3 Months Income Verified is Present Or Not Applicable. Client provided the required mortgage statements and TI documentation required. - Due Diligence Vendor-06/23/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$212,250.00	TX	Investment	Purchase	NA
494406247			C	A	C	A	A	A	C	A	Closed	FPRO5405	2021-06-16 18:37	2021-06-22 15:06	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/22/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/16/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/22/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$525,000.00	CA	Investment	Refinance	Cash Out - Other
494411680			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$680,500.00	CA	Investment	Refinance	Rate and Term
494504537			D	A	C	A	A	A	D	A	Closed	FPRO868	2021-04-23 12:09	2021-05-25 12:53	Resolved	1 - Information	A	A	Property	Third Party Valuation	Desk Review Value(s) Do Not Adhere To Tolerance Criteria	Resolved-Field review provided confirming an origination appraised value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/25/2021 Open-Desk Review Value(s) Do Not Adhere To Tolerance Criteria (Desk Review Value is $XXX and Appraised Value is $XXX For a Variance of XXX%). Field review pending. - Due Diligence Vendor-04/23/2021		Resolved-Field review provided confirming an origination appraised value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/25/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$541,500.00	NY	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494504537			D	A	C	A	A	A	D	A	Closed	FCRE1168	2021-04-12 20:33	2021-04-23 12:15	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Replacement Cost Estimator provided with a value of $370,000. Hazard Insurance Coverage Amount of $395400 exceeds this value. Finding resolved. - Due Diligence Vendor-04/23/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $395400 is less than all Subject Lien(s) of $541,500. - Due Diligence Vendor-04/23/2021

Ready for Review-Replacement Cost Estimator has been provided and uploaded. - Seller-04/12/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $395400 is less than all Subject Lien(s) of $541,500. - Due Diligence Vendor-04/11/2021
																							Ready for Review-Replacement Cost Estimator has been provided and uploaded. - Seller-04/12/2021	Resolved-Replacement Cost Estimator provided with a value of $370,000. Hazard Insurance Coverage Amount of $395400 exceeds this value. Finding resolved. - Due Diligence Vendor-04/23/2021		XXXXXXXXXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$541,500.00	NY	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494504537			D	A	C	A	A	A	D	A	Closed	FPRO1244	2021-04-11 21:01	2021-04-23 12:10	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Additional finding applies. - Due Diligence Vendor-04/23/2021 Open-Desk review provided with a value of $XXX orXXX% variance. Additional finding applies. - Due Diligence Vendor-04/23/2021 Open-Third party valuation product validating origination appraised value within 10% is required. Pending desk review. - Due Diligence Vendor-04/11/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Additional finding applies. - Due Diligence Vendor-04/23/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$541,500.00	NY	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000